                             NATIONS RESERVES
                             MONEY MARKET FUNDS


                                          Semiannual report
                                          for the period ended
                                          September 30, 1999

                                          Nations Cash Reserves

                                          Nations Money Market Reserves

                                          Nations Treasury Reserves

                                          Nations Government Reserves

                                          Nations Municipal Reserves

                                          Nations California Tax Exempt Reserves


[GRAPHIC: PHOTO COLLAGE]


                                                                   Nations Funds

This Report is submitted for the general information of shareholders of Nations Funds. This material must be preceded or accompanied by a current Nations Funds prospectus.

Nations Funds distributor: Stephens Inc., which is not affiliated with Bank of America N.A., is not a bank, and securities offered by it are not guaranteed by any bank or insured by the FDIC. Stephens Inc., member NYSE, SIPC.

Nations Funds investment adviser: Banc of America Advisors, Inc.


NOT FDIC INSURED          MAY LOSE VALUE           NO BANK GUARANTEE

NATIONS RESERVES MONEY MARKET FUNDS

DEAR SHAREHOLDER:

We are pleased to present the semiannual financial report for Nations Reserves money market portfolios. This report contains important financial data regarding your investment for the period ended September 30, 1999. We hope you will take a moment to review this information.

RECAPPING THE END OF AN ERA

In the second and third quarters of 1999, the Federal Open Market Committee
(FOMC) met three times. At each meeting, a review of economic indicators suggested continued growth in the economy (described as "vigorous expansion" early in the second quarter, slowing to "solid expansion" late in the third quarter). Despite subdued inflation, in view of the robust economy, the FOMC moved twice to raise the Federal Funds rate, both times by 25 basis points, or 0.25%. These increases brought the average Federal Funds rate to about
5.25% -- a level designed to help meet the Federal Reserve Board's long-term objectives of price stability and sustained economic growth.

During this period, the Funds were able to take advantage of a steepening yield curve by purchasing longer duration securities. Primary catalysts for the positive short-term yield curve were:

- The anticipation of Federal Funds rate movements

- Attempts by short-term issuers to avoid potential year-end liquidity constraints by seeking additional funding in the marketplace

MOVING INTO THE NEW MILLENNIUM

The economic outlook for the duration of 1999 and the year 2000 is optimistic. The labor market is expected to remain tight, with the average annual unemployment rate anticipated to be 4.2% for 1999 and 4.4% for 2000. Estimates of real gross domestic product (GDP) suggest an average annual GDP growth rate of 3.8% for 1999 and 2.7% for 2000. Housing starts and auto sales are to remain solid throughout 2000, although growth in these sectors will likely be somewhat slower than in 1999. In summary, predictions of a stable growth environment for the economy continue to prevail as we move into the new millennium.

Based on projected market conditions into the new year, our portfolio management teams will continue to seek value in fixed-rate securities. They may also purchase floating rate notes as a hedge against future FOMC interventions.

SERVING YOUR SHORT-TERM INVESTMENT NEEDS

We are committed to providing competitive products and services for your short-term investing and cash management needs. Nations Reserves money market funds are managed daily, giving you access to major sectors of the money markets while striving to keep pace with changing economic conditions. Dedicated marketing efforts consistently focus on new ways to make doing business with us easier. Our sales teams, intermediaries and client service centers are available to assist you with day-to-day investment information.

We appreciate your business and thank you for choosing Nations Reserves to help you with your short-term investment needs.

Sincerely,

/s/ A. Max Walker
A. Max Walker
President and Chairman of the Board

/s/ Robert H. Gordon
Robert H. Gordon
President, Banc of America Advisors, Inc.

September 30, 1999

AN INVESTMENT IN MONEY MARKET FUNDS IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH MONEY MARKET FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN MONEY MARKET FUNDS.

Sources for economic and statistical data: TradeStreet Investment Associates, Inc.; FOMC 1999 meeting minutes of 5/18/99, 6/30/99 and 8/24/99.
              PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                     [This page intentionally left blank.]

TABLE
OF
CONTENTS

                                     FINANCIAL STATEMENTS
                                     Statements of net assets
                                         - Nations Cash Reserves                                     2
                                         - Nations Money Market Reserves                             7
                                         - Nations Treasury Reserves                                10
                                         - Nations Government Reserves                              13
                                         - Nations Municipal Reserves                               15
                                         - Nations California Tax-Exempt Reserves                   28
                                     Statements of operations                                       36
                                     Statements of changes in net assets                            38
                                     Statement of cash flows                                        42
                                     Schedules of capital stock activity                            43
                                     Financial highlights                                           50
                                     Notes to financial statements                                  62

                                       ---------------------------------------------------------------------------------
                                           NATIONS FUNDS                [Dalbar Logo]
                                           RECOGNIZED FOR               [DALBAR Honors Commitment To: Investors 1998]
                                           OUTSTANDING                  DALBAR, Inc., is a well-respected research firm
                                           CUSTOMER SERVICE             that measures customer service levels and
                                                                        establishes benchmarks in the financial services
                                           In recognition of our        industry.
                                           commitment to retail
                                           shareholders through
                                           consistently providing
                                           superior customer service,
                                           Nations Funds was awarded
                                           DALBAR Key Honors in 1997
                                           and 1998.
                                       ---------------------------------------------------------------------------------

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            BANK OBLIGATIONS -- 28.3%
            CERTIFICATES OF DEPOSIT -- DOMESTIC -- 7.0%
$ 100,000   American Express Centurion Bank
              5.460%+ 10/01/99++...............  $   100,000
  260,000   Chase Manhattan Bank USA, N.A.
              5.288%+ 10/25/99++...............      259,891
            First Union National Bank
   80,000   5.450%+ 10/01/99++.................       80,000
  100,000   5.480%+ 10/01/99++.................      100,000
  100,000   5.540%+ 10/01/99++.................      100,000
  110,000   5.560%+ 10/01/99++.................      110,000
  150,000   5.640%+ 10/01/99++.................      150,000
  250,000   5.563%+ 11/17/99++.................      250,000
   60,000   5.300% 03/01/00....................       60,000
  200,000   5.460%+ 06/23/00++.................      200,000
   53,000   Key Bank, N.A.
              5.650% 06/26/00..................       52,974
            National City Bank of Cleveland
  200,000   5.706%+ 10/05/99++.................      199,903
  100,000   5.400%+ 10/29/99++.................       99,922
  150,000   Northern Rock plc
              5.503%+ 12/14/99++##.............      150,000
   50,000   PNC Bank, N.A.
              5.380%+ 10/13/99++...............       50,000
                                                 -----------
                                                   1,962,690
                                                 -----------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 5.8%
   50,000   Australia and New Zealand Bank
              Group Ltd., (New York)
              5.040% 01/14/00..................       50,000
  100,000   Bank Austria AG, (New York)
              5.075% 12/31/99..................       99,994
            Bank of Nova Scotia, (New York)
   50,000   5.160% 02/25/00....................       49,992
   35,000   5.330% 03/03/00....................       34,994
            Bayerische
              Hypotheken-und-Vereinsbank, (New
              York)
   25,000   5.010% 02/07/00....................       24,996
   50,000   5.075% 02/09/00....................       49,994
  100,000   5.075% 02/10/00....................       99,986
   50,000   5.130% 02/23/00....................       49,993
   50,000   5.150% 03/20/00....................       49,989
            Bayerische Landesbank Girozentrale,
              (New York)
   50,000   4.980% 11/17/99....................       49,997
  100,000   4.930% 11/18/99....................       99,993
            Commerzbank AG, (New York)
   50,000   5.065% 02/08/00....................       49,996
   50,000   5.085% 02/17/00....................       49,994
   25,000   5.310% 03/01/00....................       24,997
   75,000   5.770% 07/03/00....................       74,978
            Deutsche Bank AG, (New York)
   43,000   4.980% 01/07/00....................       42,992
   50,000   5.120% 01/10/00....................       50,000
   50,000   5.100% 02/18/00....................       49,994
            National Bank of Canada, (New York)
   50,000   5.150% 04/26/00....................       49,986
  100,000   5.570% 06/05/00....................       99,987
   40,000   5.730% 06/28/00....................       39,994
   75,000   6.035% 09/25/00....................       74,979

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CERTIFICATES OF DEPOSIT -- (CONTINUED)
$  50,000   Rabobank Nederland, (New York)
              5.000% 01/04/00..................  $    49,996
  100,000   Societe Generale, (New York)
              5.305%+ 10/14/99++...............       99,975
            United Bank of Switzerland, (New
              York)
   50,000   5.075% 01/13/00....................       49,997
   50,000   5.080% 01/13/00....................       49,996
   50,000   5.050% 02/09/00....................       49,995
   50,000   5.510% 06/05/00....................       49,987
                                                 -----------
                                                   1,617,771
                                                 -----------
            TIME DEPOSITS -- EURO -- 15.5%
  690,000   Canadian Imperial Bank of Commerce
              5.625% 10/01/99..................      690,000
   50,000   Commerzbank
              5.270% 03/01/00..................       49,998
  725,000   Deutsche Bank
              5.688% 10/01/99..................      725,000
1,030,000   First National Bank of Chicago
              5.680% 10/01/99..................    1,030,000
            Societe Generale
  650,000   5.594% 10/01/99....................      650,000
  190,000   5.750% 10/01/99....................      190,000
  993,182   Westdeutsche Landebank,
              Girozentrale
              5.750% 10/01/99..................      993,182
                                                 -----------
                                                   4,328,180
                                                 -----------
            TOTAL BANK OBLIGATIONS
            (Cost $7,908,641)..................    7,908,641
                                                 -----------
            CORPORATE OBLIGATIONS -- 65.2%
            COMMERCIAL PAPER -- 44.8%
            Aon Corporation
   34,276   Discount note 10/12/99.............       34,220
   46,625   Discount note 10/14/99.............       46,535
   46,882   Discount note 10/25/99.............       46,713
   72,946   Discount note 10/27/99.............       72,662
  270,000   Associates Corporation of North
              America
            Discount note 10/01/99.............      270,000
   90,000   Bankers Trust Corporation
            Discount note 10/20/99.............       89,766
            Barton Capital Corporation
  464,310   Discount note 10/01/99#............      464,309
  111,535   Discount note 10/20/99#............      111,220
   46,367   Discount note 02/16/00#............       45,338
   37,071   Discount note 03/06/00#............       36,133
   43,645   Discount note 03/10/00#............       42,513
            Bavaria TRR Corporation
   50,000   Discount note 10/15/99#............       49,899
  205,200   Discount note 02/25/00#............      200,332
  200,000   Bear, Stearns and Company, Inc.
            Discount note 04/19/00.............      193,791
   50,000   Beta Finance, Inc.
            Discount note 03/27/00#............       48,566
  100,000   CC (USA) Inc.
            Discount note 03/08/00#............       97,438
            Citibank Capital Markets Assets LLC
  172,600   Discount note 10/01/99#............      172,600
  100,000   Discount note 02/09/00#............       97,893

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
            Corporate Receivables Corporation
$ 266,500   Discount note 10/01/99#............  $   266,500
   85,000   Discount note 10/28/99#............       84,659
  200,000   Discount note 02/22/00#............      195,360
            Eaton Corporation
   50,000   Discount note 10/19/99#............       49,870
  100,000   Discount note 02/01/00#............       98,035
            Edison Securitization LLC
  125,000   Discount note 02/23/00#............      122,060
   57,461   Discount note 02/29/00#............       56,056
            Falcon Asset Securitization
              Corporation
   70,000   Discount note 10/21/99#............       69,793
  145,000   Discount note 03/23/00#............      140,935
  100,000   Finova Capital Corporation
            Discount note 03/06/00.............       97,453
            General Electric Capital
              Corporation
  800,000   Discount note 10/01/99.............      799,999
   60,000   Discount note 10/04/99.............       59,976
  100,000   General Motors Corporation
            Discount note 10/01/99.............      100,000
  267,000   Greyhawk Funding LLC
            Discount note 10/01/99#............      267,000
  275,000   Household Finance Corporation
            Discount note 10/01/99.............      275,000
            International Securitization
              Corporation
   51,546   Discount note 10/25/99#............       51,359
  173,780   Discount note 10/26/99#............      173,122
  243,495   Discount note 10/27/99#............      242,549
   47,755   Discount note 10/28/99#............       47,561
   47,610   Discount note 10/29/99#............       47,409
  380,000   Johnson Controls, Inc.
            Discount note 10/01/99#............      379,999
            Lehman Brothers Holdings Inc.
  100,000   Discount note 10/20/99.............       99,733
  100,000   Discount note 01/31/00.............       98,102
  150,000   Discount note 02/16/00.............      146,608
  100,000   Discount note 02/22/00.............       97,632
   25,000   Liberty Lighthouse Funding Company
              LLC
              5.450%+ 10/01/99++##.............       25,000
   25,600   Links Finance LLC
            Discount note 03/15/00#............       24,907
            Mitsubishi International
              Corporation
   30,000   Discount note 10/01/99.............       30,000
   35,000   Discount note 10/06/99.............       34,974
   75,000   Discount note 01/18/00.............       73,728
   50,000   Discount note 01/25/00.............       49,074
   50,000   Discount note 01/28/00.............       49,050
   50,000   Discount note 03/07/00.............       48,705
   50,000   Discount note 03/08/00.............       48,695
   25,000   Discount note 03/13/00.............       24,327
            MOAT Funding LLC
  101,366   Discount note 10/07/99#............      101,278
  131,488   Discount note 10/13/99#............      131,262
   75,000   Discount note 10/13/99#............       74,865
  134,787   Discount note 10/14/99#............      134,531
   48,376   Discount note 10/18/99#............       48,257
  176,317   Discount note 10/20/99#............      175,830
  100,000   Discount note 02/09/00#............       98,017

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$ 200,000   Morgan Stanley Dean Witter and
              Company
              5.460%+ 10/01/99++...............  $   200,000
            Moriarty Ltd.
  179,000   Discount note 10/01/99#............      179,000
  127,771   Discount note 10/22/99#............      127,380
   65,000   Discount note 10/28/99#............       64,744
  114,600   Discount note 10/29/99#............      114,130
            Ness LLC
   60,000   Discount note 11/15/99#............       59,606
   50,000   Discount note 02/29/00#............       48,857
  100,000   Discount note 04/28/00#............       96,728
  100,000   New Center Asset Trust
            Discount note 10/01/99.............      100,000
            Park Avenue Receivables
  169,514   Discount note 10/01/99#............      169,514
  149,413   Discount note 10/07/99#............      149,279
  178,823   Discount note 10/18/99#............      178,370
   77,550   Discount note 03/08/00#............       75,563
   35,000   PHH Corporation
            Discount note 11/10/99.............       34,802
            Republic Industries Funding
   77,000   Discount note 10/20/99#............       76,782
   92,000   Discount note 10/27/99#............       91,640
   66,114   Rio Tinto America Inc.
            Discount note 10/01/99#............       66,114
            SAFECO Corporation
   50,000   Discount note 10/19/99#............       49,866
   45,000   Discount note 02/23/00#............       43,940
   75,000   Discount note 03/21/00#............       72,904
            SAFECO Credit Company
   50,000   Discount note 10/13/99.............       49,910
   38,000   Discount note 03/08/00.............       37,016
   76,000   Discount note 03/15/00.............       73,950
  125,000   Salomon Smith Barney Holdings Inc.
            Discount note 03/08/00.............      121,798
            Sigma Finance, Inc.
   50,000   Discount note 10/19/99#............       49,878
  100,000   Discount note 10/21/99#............       99,711
  100,000   Discount note 02/04/00#............       98,093
  139,969   Thames Asset Global Securitization
              5.330%+ 10/15/99++#..............      139,953
            Tulip Funding Corporation
   74,609   Discount note 10/12/99#............       74,487
  100,373   Discount note 10/14/99#............      100,185
  191,273   Discount note 10/25/99#............      190,609
   99,058   Discount note 10/26/99#............       98,700
  197,921   Discount note 02/15/00#............      193,530
  975,145   UBS Finance (Delaware) Inc.
            Discount note 10/01/99.............      975,144
  237,342   Variable Funding Capital
              Corporation
            Discount note 10/01/99#............      237,342
            Victory Receivables Corporation
   78,038   Discount note 10/25/99#............       77,764
   61,627   Discount note 02/10/00#............       60,304
  102,778   Discount note 02/28/00#............      100,290
            WCP Funding Inc.
  121,500   Discount note 10/01/99#............      121,500
  100,000   Discount note 10/27/99#............       99,614
   75,000   Discount note 10/28/99#............       74,699

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
$ 100,000   World Omni Vehicle Leasing, Inc.
            Discount note 10/18/99#............  $    99,744
                                                 -----------
                                                  12,532,638
                                                 -----------
            CORPORATE BONDS AND NOTES -- 20.4%
            Abbey National Treasury Services
              plc
   20,000   5.050% 04/17/00....................       19,989
  100,000   5.185% 05/12/00....................       99,962
            American Honda Finance Corporation
  100,000   5.260%+ 10/08/99++##...............       99,974
   50,000   5.310%+ 10/20/99++##...............       49,992
   75,000   5.493%+ 12/06/99++##...............       74,923
   25,000   5.503%+ 12/07/99++##...............       24,974
   50,000   5.481%+ 12/22/99++##...............       49,991
            Bear, Stearns and Company, Inc.
   69,000   5.811%+ 10/04/99++.................       69,000
  100,000   5.453%+ 10/24/99++.................      100,000
   75,000   5.764%+ 11/04/99++.................       75,000
   40,000   5.150% 01/25/00....................       40,000
   50,000   5.170% 02/10/00....................       50,000
   30,000   5.180% 02/18/00....................       30,000
   60,000   5.340% 03/02/00....................       60,000
   70,000   5.750% 06/28/00....................       70,000
  140,000   6.120% 09/07/00....................      140,000
   15,000   Beneficial Corporation (MTN)
              8.170% 11/09/99..................       15,049
            Beta Finance, Inc.
   50,000   5.450%+ 10/01/99++##...............       50,000
   50,000   5.530%+ 10/01/99++##...............       50,000
   22,000   5.050% 02/08/00##..................       22,000
            CC (USA) Inc.
   25,000   5.140% 01/19/00##..................       25,000
   50,000   5.050% 02/08/00##..................       50,000
   50,000   5.083% 02/16/00##..................       49,999
   50,000   5.135% 02/16/00##..................       50,000
    8,250   Chrysler Financial Company LLC
              12.750% 11/01/99.................        8,303
            CIT Group Inc.
   33,000   5.430%+ 10/01/99++.................       32,999
  100,000   5.450%+ 10/01/99++.................      100,000
   22,500   5.875% 12/09/99....................       22,531
   20,000   Countrywide Home Loans Inc.
              5.250% 01/13/00..................       20,000
            Credit Suisse First Boston, Inc.
   50,000   5.450%+ 10/01/99++##...............       49,994
   70,000   5.380%+ 10/09/99++##...............       69,993
  350,000   Finova Capital Corporation
              5.600%+ 10/15/99++...............      349,999
  200,000   Ford Motor Credit Company
            5.435% 11/18/99++..................      199,853
   45,000   General Electric Capital
              Corporation
              5.293%+ 11/03/99++...............       45,000
  125,000   General Electric Capital
              Corporation (MTN)
              5.390%+ 11/12/99++...............      125,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- (CONTINUED)
            General Motors Acceptance
              Corporation
$  35,000   5.210%+ 10/08/99++.................  $    34,999
   25,000   5.250%+ 10/20/99++.................       24,996
   70,000   5.750% 07/28/00....................       69,982
            Goldman Sachs Group, Inc.
  100,000   5.510%+ 10/07/99++.................      100,000
  100,000   5.400%+ 10/10/99++@................      100,000
   50,000   5.280% 02/24/00##..................       50,000
  100,000   6.000% 03/08/00....................      100,000
  100,000   6.000% 08/07/00##..................      100,000
  100,000   6.100% 08/21/00##..................      100,000
  250,000   6.100% 09/25/00##..................      250,000
  300,000   GTE Corporation
              5.546%+ 12/13/99++...............      299,865
   17,500   International Lease Finance
              Corporation
              4.850% 11/08/99..................       17,497
   50,000   J.P. Morgan and Company, Inc.
              5.473%+ 11/29/99++...............       50,000
            K2 (USA) LLC
   52,000   5.796%+ 10/05/99++##...............       52,000
  100,000   5.365%+ 10/15/99++##...............      100,000
   50,000   5.260% 05/08/00##..................       50,000
   50,000   5.300% 05/22/00##..................       50,000
            Lehman Brothers Holdings Inc.
   75,000   6.182% 08/04/00....................       75,000
   50,000   6.375% 10/23/00....................       49,998
            Merrill Lynch and Company
  100,000   5.400%+ 10/01/99++.................      100,000
   67,000   5.460%+ 10/01/99++.................       67,000
   50,000   5.085% 11/26/99....................       50,000
   50,000   Morgan Guaranty Trust Company of
              New York
              5.380%+ 10/15/99++...............       49,999
  200,000   Morgan Stanley Dean Witter and
              Company
              5.510%+ 10/01/99++...............      200,000
   43,200   Salomon Smith Barney Inc.
              6.250% 10/01/99..................       43,200
            Sigma Finance, Inc.
  100,000   5.465%+ 10/01/99++##...............      100,000
   45,000   5.190% 02/18/00##..................       45,000
   50,000   5.200% 02/22/00##..................       50,000
   50,000   5.220% 02/23/00##..................       50,000
   60,000   5.330% 03/01/00##..................       60,000
   50,000   5.280% 05/11/00##..................       50,000
  125,000   5.440% 05/24/00##..................      125,000
  100,000   5.500% 06/02/00##..................      100,000
   60,000   5.800% 07/24/00##..................       60,000
            SMM Trust Series 1999-B
   50,000   5.570%+ 12/05/99++##(++)...........       50,000
  100,000   5.449% 03/15/00##(++)..............      100,000
   75,000   SMM Trust Series 1999-I
              5.493%+ 11/26/99++##(++).........       75,000
  100,000   Toyota Motor Credit Corporation
              5.480%+ 10/01/99++...............      100,000
$ 105,000   Transamerica Finance Corporation
              5.475%+ 11/11/99++...............  $   105,000
   50,000   Xerox Credit Corporation
              5.113% 03/21/00..................       49,992
                                                 -----------
                                                   5,694,053
                                                 -----------
            TOTAL CORPORATE OBLIGATIONS
            (Cost $18,226,691).................   18,226,691
                                                 -----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            FUNDING AGREEMENTS -- 1.6%
$  75,000   Commonwealth Life Insurance
              Company Inc.
              5.550%+ 10/01/99++(++)...........  $    75,000
            First Allmerica Financial Life
              Insurance Company
   50,000   5.543%+ 10/01/99++(++).............       50,000
   50,000   5.630%+ 11/15/99++(++).............       50,000
   50,000   5.631%+ 12/22/99++(++).............       50,000
            Jackson National Life Insurance
              Company
   50,000   5.100%+ 10/01/99++(++).............       50,000
   50,000   5.600%+ 12/14/99++(++).............       50,000
  100,000   New York Life Insurance Company
              5.379%+ 10/01/99++(++)...........      100,000
   25,000   Peoples Security Life Insurance
              Company
              5.430%+ 10/01/99++(++)...........       25,000
                                                 -----------
            TOTAL FUNDING AGREEMENTS
            (Cost $450,000)....................      450,000
                                                 -----------
            MUNICIPAL BONDS AND NOTES -- 0.7%
   28,800   Illinois, Student Assistance
              Commission Revenue, Series 1990B,
              (GTD STD LNS, First National Bank
              of Chicago LOC),
              5.380%+ 10/06/99++...............       28,800
   18,400   Missouri State, Economic
              Development Export Revenue,
              (Biocraft Labs, Inc. Project)
              Series 1989, (PNC Bank LOC),
              5.450%+ 10/06/99++...............       18,400
  140,000   Virginia State, Housing Development
              Authority, Commonwealth Revenue,
              Series 1996E,
              5.350%+ 10/06/99++...............      140,000
                                                 -----------
            TOTAL MUNICIPAL BONDS AND NOTES
            (Cost $187,200)....................      187,200
                                                 -----------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 0.2%
            FEDERAL HOME LOAN BANK (FHLB) -- 0.2%
   25,000   4.820% 02/10/00....................       24,989
   25,000   4.950% 02/17/00....................       24,995
   15,000   4.995% 02/24/00....................       14,997
                                                 -----------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
            (Cost $64,981).....................       64,981
                                                 -----------
            REPURCHASE AGREEMENTS -- 4.0%
    8,939   Agreement with Bank of New York,
              4.750% dated 09/30/99 to be
              repurchased at $8,940 on 10/01/99
              collateralized by: $9,118 U.S.
              Treasury Bills, due 09/14/00.....        8,939
  600,000   Agreement with J.P. Morgan
              Securities Inc., 5.650% dated
              09/30/99 to be repurchased at
              $600,094 on 10/01/99
              collateralized by: $470,000
              Various Commercial Paper, due
              11/16/99 - 03/17/00; $142,000
              Deutsche Bank AG Certificates of
              Deposit, due 03/28/00............      600,000

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            REPURCHASE AGREEMENT -- (CONTINUED)
$ 200,000   Agreement with Lehman Brothers
              Inc., 5.600% dated 09/30/99 to be
              repurchased at $200,031 on
              10/01/99 collateralized by:
              $204,002 Various Commercial
              Paper, due 10/01/99 - 11/05/99...  $   200,000
  100,000   Agreement with Lehman Brothers
              Inc., 5.750% dated 09/30/99 to be
              repurchased at $100,016 on
              10/01/99 collateralized by:
              $102,004 Various Commercial
              Paper, due 10/01/99 - 02/25/00...      100,000
  200,000   Agreement with Merrill Lynch
              Government Securities Inc.,
              5.700% dated 09/30/99 to be
              repurchased at $200,032 on
              10/01/99 collateralized by:
              $214,913 Various Commercial
              Paper, due 10/05/99 - 11/30/99...      200,000
                                                 -----------
            TOTAL REPURCHASE AGREEMENTS
            (Cost $1,108,939)..................    1,108,939
                                                 -----------

 SHARES
  (000)
---------
            INVESTMENT COMPANIES -- 0.0%@@
   10,536   AIM Liquid Asset Portfolio........         10,536
      474   AIM Prime Fund....................            474
    1,484   Dreyfus Cash Management Plus
              Fund............................          1,484
                                                 ------------
            TOTAL INVESTMENT COMPANIES
              (Cost $12,494)..................         12,494
                                                 ------------
            TOTAL INVESTMENTS
              (Cost $27,958,946*)......  100.0%    27,958,946
                                                 ------------
            OTHER ASSETS AND
              LIABILITIES (NET)........    0.0%
            Receivable for investment
              securities sold.................   $ 10,836,753
            Receivable for Fund shares sold...      1,872,422
            Interest receivable...............        131,080
            Prepaid expenses..................             33
            Payable for Fund shares
              redeemed........................     (2,357,289)
            Investment advisory fee payable...         (3,359)
            Administration fee payable........           (275)
            Shareholder servicing and
              distribution fees payable.......         (7,129)
            Due to custodian..................             (3)
            Dividends payable.................       (108,341)
            Payable for investment securities
              purchased.......................    (10,353,527)
            Accrued Trustees' fees and
              expenses........................           (109)
            Accrued expenses and other
              liabilities.....................         (2,764)
                                                 ------------
            TOTAL OTHER ASSETS AND LIABILITIES
              (NET)...........................          7,492
                                                 ------------
            NET ASSETS.................  100.0%  $ 27,966,438
                                                 ============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Cash Reserves
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                    VALUE
                                                    (000)
-------------------------------------------------------------
            NET ASSETS CONSIST OF:
            Undistributed net investment
              income..........................   $         27
            Accumulated net realized loss on
              investments sold................            (15)
            Paid-in capital...................     27,966,426
                                                 ------------
            Net Assets........................   $ 27,966,438
                                                 ============
            NET ASSET VALUE, OFFERING AND
              REDEMPTION PRICE PER SHARE
            CAPITAL CLASS SHARES:
            ($8,362,650,847 / 8,363,642,914
              shares outstanding).............          $1.00
                                                         ----
                                                         ----
            LIQUIDITY CLASS SHARES:
            ($1,485,195,651 / 1,485,193,658
              shares outstanding).............          $1.00
                                                         ----
                                                         ----
            ADVISER CLASS SHARES:
            ($3,953,567,397 / 3,954,295,521
              shares outstanding).............          $1.00
                                                         ----
                                                         ----
            MARKET CLASS SHARES:
            ($2,210,001,765 / 2,210,000,010
              shares outstanding).............          $1.00
                                                         ----
                                                         ----
            DAILY CLASS SHARES:
            ($7,177,267,799 / 7,177,774,942
              shares outstanding).............          $1.00
                                                         ----
                                                         ----
            INVESTOR CLASS SHARES:
            ($2,866,525,648 / 2,867,335,227
              shares outstanding).............          $1.00
                                                         ----
                                                         ----
            TRUST CLASS SHARES:
            ($1,596,359,860 / 1,596,359,713
              shares outstanding).............          $1.00
                                                         ----
                                                         ----
            SERVICE CLASS SHARES:
            ($314,868,825 / 314,906,603 shares
              outstanding)....................          $1.00
                                                         ----
                                                         ----

---------------

 * Aggregate cost for Federal income tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 1999.

++ Reset date. Interest rates reset either daily, weekly or monthly.

(++) Restricted Security (Note 5).

 @ Security subject to a demand feature which allows the fund to put the security back to the issuer within 7 to 180 calendar days.

 # Securities are not registered under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

@@ Amount represents less than 0.1%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
--------------------------------------------------------------
            BANK OBLIGATIONS -- 26.9%
            CERTIFICATES OF DEPOSIT -- DOMESTIC -- 11.6%
 $50,000    Chase Manhattan Bank USA, N.A.
              5.288%+ 10/25/99++....................  $ 49,979
            First Union National Bank
  20,000      5.450%+ 10/01/99++....................    20,000
  50,000      5.560%+ 10/01/99++....................    50,000
   5,000    Key Bank, N.A.
              5.650% 06/26/00.......................     4,998
  50,000    National City Bank of Cleveland
              5.706%+ 10/05/99++....................    49,976
  50,000    Northern Rock plc
              5.503%+ 12/14/99++##..................    50,000
                                                      --------
                                                       224,953
                                                      --------
            CERTIFICATES OF DEPOSIT -- YANKEE -- 3.6%
  10,000    Bayerische Hypotheken-und-Vereinsbank,
              (New York)
              5.075% 02/10/00.......................     9,999
   5,000    Commerzbank, (New York)
              5.270% 03/01/00.......................     5,000
            Deutsche Bank, (New York)
  10,000    5.120% 01/10/00.........................    10,000
  10,000    5.100% 02/18/00.........................     9,999
  10,000    National Bank of Canada, (New York)
              5.150% 04/26/00.......................     9,997
  25,000    United Bank of Switzerland, (New York)
              5.080% 01/13/00.......................    24,997
                                                      --------
                                                        69,992
                                                      --------
            TIME DEPOSITS -- EURO -- 11.7%
  50,000    Canadian Imperial Bank of Commerce
              5.625% 10/01/99.......................    50,000
  60,000    Deutsche Bank
              5.688% 10/01/99.......................    60,000
  70,000    First National Bank of Chicago
              5.680% 10/01/99.......................    70,000
  45,872    Westdeutsche Landesbanken, Girozentrale
              5.750% 10/01/99.......................    45,872
                                                      --------
                                                       225,872
                                                      --------
            TOTAL BANK OBLIGATIONS
              (Cost $520,817).......................   520,817
                                                      --------
            CORPORATE OBLIGATIONS -- 73.0%
            COMMERCIAL PAPER -- 44.8%
  30,000    Associates Corporation of North America
              Discount note 10/01/99................    30,000
  20,000    Bavaria TRR Corporation (Bayersiche
              Hypo)
              Discount note 01/27/00#...............    19,639
  15,000    Bear, Stearns and Company, Inc.
              Discount note 04/19/00................    14,534
  50,000    CC (USA) Inc.
              Discount note 02/25/00#...............    48,808
  15,000    Corporate Receivables Corporation
              Discount note 10/28/99#...............    14,940

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
--------------------------------------------------------------
            COMMERCIAL PAPER -- (CONTINUED)
 $ 7,181    Edison Securitization LLC
              Discount note 02/29/00#...............  $  7,005
  20,000    Falcon Asset Securitization Corporation
              Discount note 10/21/99#...............    19,941
   5,000    General Electric Capital Corporation
              Discount note 10/04/99................     4,998
            General Motors Acceptance Corporation
   5,000      6.625% 04/17/00.......................     5,025
  10,000      6.625% 06/08/00.......................    10,063
  26,264    Greyhawk Funding LLC
              Discount note 10/01/99#...............    26,264
            Hitachi America, Ltd.
   8,850      Discount note 02/29/00................     8,633
  25,000      Discount note 03/07/00................    24,364
            International Securitization Corporation
   6,545      Discount note 10/26/99#...............     6,520
  28,048      Discount note 10/27/99#...............    27,941
  40,000      Discount note 10/28/99#...............    39,837
   6,200      Discount note 02/24/00#...............     6,054
            K2 (USA) LLC
  15,000      Discount note 10/15/99#...............    14,970
  15,000      Discount note 01/28/00#...............    14,727
  20,500      Discount note 03/02/00#...............    19,999
  20,000    Links Finance LLC
              Discount note 03/15/00#...............    19,459
            Moriarty Ltd.
  15,000      Discount note 10/01/99#...............    15,000
  15,000      Discount note 10/28/99#...............    14,941
  50,000      Discount note 03/01/00#...............    48,778
  50,100    Ness LLC
              Discount note 10/01/99#...............    50,100
  25,000    Park Avenue Receivables
              Discount note 02/22/00#...............    24,423
            Repsol International Finance
  13,908      Discount note 10/14/99................    13,882
  19,431      Discount note 11/10/99................    19,319
            Rio Tinto America Inc.
  40,000      Discount note 10/01/99#...............    40,000
  11,300      Discount note 10/01/99#...............    11,300
  25,000      Discount note 10/07/99#...............    24,978
            Thames Asset Global Securitization
  44,366      Discount note 10/27/99#...............    44,191
   8,254      Discount note 10/29/99#...............     8,219
  20,000    Tulip Funding Corporation
              Discount note 02/14/00#...............    19,564
            Victory Receivables Corporation
  40,114      5.350% 10/01/99#......................    40,114
  20,000      Discount note 02/18/00#...............    19,553
  20,000    WCP Funding Inc
              Discount note 02/17/00#...............    19,548
  70,000    World Omni Vehicle Leasing, Inc.
              5.450% 10/27/99#......................    69,724
                                                      --------
                                                       867,355
                                                      --------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                                VALUE
  (000)                                                (000)
--------------------------------------------------------------
            CORPORATE BONDS AND NOTES -- 28.2%
 $10,000    Abbey National Treasury Services plc
              5.050% 04/17/00.......................  $  9,995
            American Honda Finance Corporation
  13,000      5.480%+ 11/24/99++##..................    12,983
  50,000      5.503%+ 12/07/99++##..................    49,948
  25,000    AT&T Corporation
              5.270%+ 10/13/99++....................    24,992
            Bear, Stearns and Company, Inc.
   5,050      5.370%+ 10/12/99++....................     5,045
  10,000      5.170% 02/10/00.......................    10,000
   5,000      5.180% 02/18/00.......................     5,000
   5,000      5.750% 06/28/00.......................     5,000
  10,000      6.120% 09/07/00.......................    10,000
  50,000    Credit Suisse First Boston, Inc.
              5.380%+ 10/09/99++##..................    49,995
  25,000    Ford Motor Credit Company
              5.435%+ 11/18/99++....................    24,982
  30,000    General Electric Capital Corporation
              5.293%+ 11/03/99++....................    30,000
  25,000    General Electric Capital Corporation
              (MTN)
              5.390%+ 11/12/99++....................    25,000
  25,000    General Motors Acceptance Corporation
              5.440%+ 12/01/99++....................    24,963
            Goldman Sachs Group, Inc.
  25,000      5.510%+ 10/07/99++....................    25,000
  25,000      5.400%+ 10/10/99++@...................    25,000
  25,000      5.280% 02/24/00##.....................    25,000
  10,000    J.P. Morgan Securities Inc.
              5.600% 06/23/00.......................    10,000
            Merrill Lynch and Company
   8,000      5.460%+ 10/01/99++....................     8,000
  30,000      5.566%+ 12/27/99++....................    29,995
            Sigma Finance, Inc.
  50,000      5.465%+ 10/01/99++##..................    49,999
  15,000      5.190% 02/18/00##.....................    15,000
  10,000      5.220% 02/23/00##.....................    10,000
  50,000    SMM Trust Series 1999-E
              5.323%+ 10/06/99++(++)................    50,000
  10,000    Xerox Corporation
              5.635% 07/14/00.......................     9,995
                                                      --------
                                                       545,892
                                                      --------
            TOTAL CORPORATE OBLIGATIONS (Cost
              $1,413,247)...........................  1,413,247
                                                      --------

                                                   VALUE
                                                   (000)
-----------------------------------------------------------
--------------------------------------------------------------
         TOTAL INVESTMENTS (Cost
           $1,934,064*)................   99.9%  $1,934,064
                                                 ----------
         OTHER ASSETS AND LIABILITIES
           (NET).......................    0.1%
         Cash.................................   $       16
         Receivable for investment securities
           sold...............................      396,785
         Receivable for Fund shares sold......        3,225
         Interest receivable..................        8,712
         Receivable from investment advisor...           21
         Prepaid expenses.....................            1
         Payable for Fund shares redeemed.....      (67,675)
         Administration fee payable...........          (30)
         Shareholder servicing and
           distribution fees payable..........         (330)
         Dividends payable....................       (7,256)
         Payable for investment securities
           purchased..........................     (332,219)
         Accrued Trustees' fees and
           expenses...........................          (17)
         Accrued expenses and other
           liabilities........................         (177)
                                                 ----------
         TOTAL OTHER ASSETS AND LIABILITIES
           (NET)..............................        1,056
                                                 ----------
         NET ASSETS....................  100.0%  $1,935,120
                                                 ==========
         NET ASSETS CONSIST OF:
         Undistributed net investment
           income.............................   $        4
         Accumulated net realized loss on
           investments sold...................          (11)
         Paid-in capital......................    1,935,127
                                                 ----------
         NET ASSETS...........................   $1,935,120
                                                 ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Money Market Reserves
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                   VALUE
-----------------------------------------------------------
         NET ASSET VALUE, OFFERING AND
           REDEMPTION PRICE PER SHARE
         CAPITAL CLASS SHARES:
         ($1,087,535,933 / 1,087,536,803
           shares outstanding)................        $1.00
                                                       ----
                                                       ----
         LIQUIDITY CLASS SHARES:
         ($17,045,893 / 17,045,895 shares
           outstanding).......................        $1.00
                                                       ----
                                                       ----
         ADVISER CLASS SHARES:
         ($34,261,970 / 34,262,005 shares
           outstanding).......................        $1.00
                                                       ----
                                                       ----
         MARKET CLASS SHARES:
         ($785,993,776 / 786,000,010 shares
           outstanding).......................        $1.00
                                                       ----
                                                       ----
         DAILY CLASS SHARES:
         ($4,782,754 / 4,782,754 shares
           outstanding).......................        $1.00
                                                       ----
                                                       ----
         SERVICE CLASS SHARES:
         ($5,500,010 / 5,500,010 shares
           outstanding).......................        $1.00
                                                       ----
                                                       ----

---------------

 * Aggregate cost for Federal income tax purposes.

 + Floating rate security. The interest rate shown reflects the rate in effect at September 30, 1999.

++ Reset date. Interest rates reset either daily, weekly or monthly.

 (++) Restricted Security (Note 5).

 @ Security subject to a demand feature which allows the fund to put the security back to the issuer within 7 to 180 calendar days.

 # Securities are not registered under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration to qualified institutional buyers.

## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Treasury Reserves
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             U.S. TREASURY OBLIGATIONS -- 23.2%
             U.S. TREASURY NOTES -- 23.2%
$   50,000   5.625% 10/31/99(+)................  $    50,033
    25,000   7.500% 10/31/99(+)................       25,055
   173,000   5.875% 11/15/99(+)................      173,230
   140,000   5.625% 11/30/99(+)................      140,210
    25,000   7.750% 11/30/99(+)................       25,118
    50,000   5.625% 12/31/99 ..................       50,100
   125,000   7.750% 12/31/99 ..................      125,904
    25,000   6.375% 01/15/00(+)................       25,113
   107,000   5.375% 01/31/00(+)................      107,214
    73,000   5.875% 02/15/00(+)................       73,279
   105,000   5.500% 02/29/00(+)................      105,181
    70,000   5.500% 03/31/00 ..................       70,056
    80,000   6.375% 05/15/00(+)................       80,619
    80,000   5.500% 05/31/00(+)................       80,068
    60,000   5.375% 06/30/00(+)................       59,988
   200,000   5.375% 07/31/00(+)................      199,902
    65,000   6.250% 08/31/00 ..................       65,461
                                                 -----------
             TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $1,456,531)...............    1,456,531
                                                 -----------
             REPURCHASE AGREEMENTS -- 95.1%
 1,640,000   Agreement with ABN AMRO Inc.,
               5.355% dated 09/30/99 to be
               repurchased at $1,640,244 on
               10/01/99 collateralized by:
               $1,281,267 U.S. Treasury Strips,
               Interest Only, due 05/15/03 -
               08/15/16; $391,533 U.S. Treasury
               Strips, Principal Only, due
               11/15/14 - 05/15/20.............    1,640,000
   320,000   Agreement with Barclays Capital
               Inc., 5.300% dated 09/30/99 to
               be repurchased at $320,047 on
               10/01/99 collateralized by:
               $118,972 U.S. Treasury Bonds,
               3.625% - 3.875% due
               04/15/28 - 04/15/29; $183,976
               U.S. Treasury Strips, Interest
               Only, due 07/15/02 - 02/15/27;
               $23,453 U.S. Treasury Strips,
               Principal Only, due 11/15/14 -
               02/15/27........................      320,000
   320,000   Agreement with Bear, Stearns and
               Company, Inc., 5.450% dated
               09/30/99 to be repurchased at
               $320,048 on 10/01/99
               collateralized by: $260,847
               GNMA, 5.000% - 8.000% due
               09/15/14 - 09/15/29; $74,725
               GNMA II, 6.000% - 9.500% due
               08/20/28 - 09/20/29.............      320,000

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  628,442   Agreement with Credit Suisse First
               Boston Corporation, Interest is
               payable monthly. The agreement
               is terminable by the Fund daily.
               The final maturity date of the
               agreement is 10/01/99
               collateralized by: $182,707 U.S.
               Treasury Bonds, 6.250% - 13.875%
               due 02/15/01 - 08/15/27;
               $208,228 U.S. Treasury Notes,
               6.250% - 8.500% due
               11/15/00 - 08/15/05; $222,274
               U.S. Treasury Strips, Interest
               Only, 11/15/99 - 05/15/24;
               $36,486 U.S. Treasury Strips,
               Principal Only, due
               11/15/99 - 11/15/27++...........  $   628,442
   195,000   Agreement with Deutsche Bank
               Securities Inc., 5.300% dated
               09/30/99 to be repurchased at
               $195,029 on 10/01/99
               collateralized by: $97,657 U.S.
               Treasury Bonds, 6.500% - 10.750%
               due 02/15/03 - 11/15/26; $53
               U.S. Treasury Notes, 6.250% due
               04/30/01; $101,190 U.S. Treasury
               Strips, Interest Only, due
               07/15/02........................      195,000
   120,000   Agreement with First Union Capital
               Markets, 5.330% dated 09/30/99
               to be repurchased at $120,018 on
               10/01/99 collateralized by:
               $122,401 U.S. Treasury Notes,
               6.000% - 7.125% due
               02/29/00 - 08/15/00.............      120,000
   195,000   Agreement with First Union Capital
               Markets, 5.500% dated 09/30/99
               to be repurchased at $195,030 on
               10/01/99 collateralized by:
               $88,479 GNMA, 6.500% due
               04/15/29 - 06/15/29; $110,421
               GNMA II, 6.125% - 7.000% due
               10/20/21 - 05/20/28.............      195,000
   280,000   Agreement with Goldman Sachs and
               Company, 5.500%, with a final
               maturity date of 02/02/00.
               Interest receivable as of
               September 30, 1999 was $2,396,
               collateralized by: $273,673
               GNMA, 5.500% - 13.000% due
               05/15/00 - 09/15/29; $11,927
               GNMA II, 5.500% - 14.000% due
               12/20/99 - 09/20/29(++).........      280,000
   320,000   Agreement with J.P. Morgan
               Securities Inc., 5.450% dated
               09/30/99 to be repurchased at
               $320,048 on 10/01/99
               collateralized by: $326,400
               GNMA, 6.000% - 9.000% due
               04/15/16 - 12/15/28.............      320,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Treasury Reserves
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
  AMOUNT                                            VALUE
  (000)                                             (000)
------------------------------------------------------------
             REPURCHASE AGREEMENTS -- (CONTINUED)
$  320,000   Agreement with Merrill Lynch
               Government Securities, Inc.,
               5.250% dated 09/30/99 to be
               repurchased at $320,047 on
               10/01/99 collateralized by:
               $171,732 U.S. Treasury Bonds,
               6.750% due 08/15/26; $154,670
               U.S. Treasury Strips, Principal
               Only, due 05/15/17 - 08/15/26...  $   320,000
   320,000   Agreement with Morgan Stanley Dean
               Witter and Company, 5.350% dated
               09/30/99 to be repurchased at
               $320,048 on 10/01/99
               collateralized by: $263,417
               GNMA, 5.500% - 11.000% due
               03/15/01 - 09/15/29; $66,184
               GNMA II, 4.500% - 8.500% due
               06/20/21 - 09/20/29.............      320,000
   320,000   Agreement with S.G. Cowen
               Securities Corporation, 5.450%
               dated 09/30/99 to be repurchased
               at $320,048 on 10/01/99
               collateralized by: $328,713
               GNMA, 6.000% - 8.000% due
               11/15/03 - 09/15/29; $698 GNMA
               II, 6.500% due 12/20/28.........      320,000
   533,413   Agreement with Salomon Smith
               Barney Inc., Interest is payable
               monthly. The agreement is
               terminable by the Fund daily.
               The final maturity date of the
               agreement is 10/01/99
               collateralized by: $1,005 U.S.
               Treasury Notes, 4.500% due
               09/30/00; $347,572 U.S. Treasury
               Strips, Interest Only,
               02/15/06 - 02/15/15; $196,165
               U.S. Treasury Strips, Principal
               Only, 11/15/18 - 11/15/21++.....      533,413
   150,000   Agreement with Salomon Smith
               Barney Inc., 5.375% dated
               09/30/99 to be repurchased at
               $150,022 on 10/01/99
               collateralized by: $50,316 GNMA
               7.000% due 01/15/26 - 05/15/29;
               $102,684 GNMA II, 6.375% -
               6.625% due
               04/20/24 - 08/20/27.............      150,000
   320,000   Agreement with Westdeutsche
               Landesbank, Girozentrale, 5.400%
               dated 09/30/99 to be repurchased
               at $320,048 on 10/01/99
               collateralized by: $181,896
               GNMA, 6.000% - 6.500% due
               07/15/28 - 05/15/29; $144,504
               GNMA II, 6.500% - 7.000% due
               08/20/29 - 09/20/29.............      320,000
                                                 -----------
             TOTAL REPURCHASE AGREEMENTS
               (Cost $5,981,855)...............    5,981,855
                                                 -----------

  SHARES                                             VALUE
  (000)                                              (000)
-------------------------------------------------------------
             INVESTMENT COMPANIES -- 0.2%
     1,367   AIM Treasury Fund.................   $     1,367
     8,706   Dreyfus Treasury Cash Management
               Fund............................         8,706
                                                  -----------
             TOTAL INVESTMENT COMPANIES (Cost
               $10,073)........................        10,073
                                                  -----------
             TOTAL INVESTMENTS (Cost
               $7,448,459*).............  118.5%    7,448,459
                                                  -----------
             OTHER ASSETS AND
               LIABILITIES (NET)........  (18.5)%
             Receivable for investment
               securities sold.................   $ 4,891,279
             Receivable for Fund shares sold...       348,795
             Dividends receivable..............            56
             Interest receivable...............        26,965
             Prepaid expenses..................             5
             Payable for reverse repurchase
               agreements......................    (1,161,855)
             Payable for Fund shares
               redeemed........................      (636,727)
             Investment advisory fee payable...          (773)
             Administration fee payable........           (95)
             Shareholder servicing and
               distribution fees payable.......        (1,600)
             Due to custodian..................           (85)
             Dividends payable.................       (24,554)
             Payable for investment securities
               purchased.......................    (4,605,462)
             Accrued Trustees' fees and
               expenses........................           (58)
             Accrued expenses and other
               liabilities.....................          (855)
                                                  -----------
             TOTAL OTHER ASSETS AND
               LIABILITIES (NET)...............    (1,164,964)
                                                  -----------
             NET ASSETS.................  100.0%  $ 6,283,495
                                                  ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Treasury Reserves
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                     VALUE
                                                     (000)
-------------------------------------------------------------
             NET ASSETS CONSIST OF:
             Accumulated net realized loss on
               investments sold................   $      (122)
             Paid-in capital...................     6,283,617
                                                  -----------
             NET ASSETS........................   $ 6,283,495
                                                  ===========
             NET ASSET VALUE, OFFERING AND
               REDEMPTION PRICE PER SHARE
             CAPITAL CLASS SHARES:
             ($1,430,987,955 / 1,431,226,019
               shares outstanding).............         $1.00
                                                         ----
                                                         ----
             LIQUIDITY CLASS SHARES:
             ($258,127,306 / 258,145,603 shares
               outstanding)....................         $1.00
                                                         ----
                                                         ----
             ADVISER CLASS SHARES:
             ($1,576,320,693 / 1,576,839,125
               shares outstanding).............         $1.00
                                                         ----
                                                         ----
             MARKET CLASS SHARES:
             ($1,377,431,638 / 1,377,500,010
               shares outstanding).............         $1.00
                                                         ----
                                                         ----
             DAILY CLASS SHARES:
             ($647,883,964 / 647,989,758 shares
               outstanding)....................         $1.00
                                                         ----
                                                         ----
             INVESTOR CLASS SHARES:
             ($316,321,838 / 316,528,465 shares
               outstanding)....................         $1.00
                                                         ----
                                                         ----
             TRUST CLASS SHARES:
             ($543,123,873 / 543,123,721 shares
               outstanding)....................         $1.00
                                                         ----
                                                         ----
             SERVICE CLASS SHARES:
             ($133,297,710 / 133,319,353 shares
               outstanding)....................         $1.00
                                                         ----
                                                         ----

---------------

 * Aggregate cost for Federal income tax purposes.

 (+) Denotes security, or a portion thereof, subject to repurchase under reverse repurchase agreement as of September 30, 1999 (Note 1).

 (++) Restricted Security (Note 5).

++ Security segregated as collateral for reverse repurchase agreement.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Government Reserves
  STATEMENT OF NET ASSETS                         SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                             VALUE
  (000)                                             (000)
------------------------------------------------------------
            U.S. GOVERNMENT AND AGENCY OBLIGATIONS -- 124.7%
            FEDERAL FARM CREDIT BANK (FFCB) -- 1.4%
$ 25,000    5.211%+ 10/01/99++.................  $    24,993
                                                 -----------
            FEDERAL HOME LOAN BANK (FHLB) -- 109.7%
  10,000    5.260%+ 10/01/99++.................        9,999
  12,000    5.260%+ 10/01/99++.................       12,000
  12,000    5.305%+ 10/01/99++.................       11,997
  75,000    5.360%+ 10/01/99++.................       74,979
  50,000    5.086%+ 10/12/99++.................       49,981
 170,000    5.241%+ 10/21/99++.................      169,951
 100,000    5.238%+ 10/27/99++.................       99,965
 100,000    .000%+ 11/04/99++..................       99,956
 200,000    .000%+ 01/04/00++..................      199,862
  12,000    4.900% 01/14/00....................       12,000
  10,000    4.980% 01/19/00....................       10,001
  10,000    4.910% 02/09/00....................       10,000
   5,000    4.820% 02/10/00....................        4,997
  10,000    4.950% 02/24/00....................        9,997
   5,000    4.995% 02/24/00....................        4,999
  12,000    5.100% 03/03/00....................       11,998
  19,000    5.150% 03/08/00....................       18,993
  12,000    5.050% 04/26/00....................       11,999
   5,000    5.020% 05/12/00....................        4,996
  26,730    5.415% 06/14/00....................       26,702
  15,310    5.500% 07/14/00....................       15,284
  15,000    5.710% 08/09/00....................       14,999
  25,000    5.750% 09/01/00....................       24,988
  15,000    5.875% 09/07/00....................       14,997
  25,000    5.705% 10/06/00....................       24,956
 623,716    Discount note 10/01/99.............      623,715
  45,000    Discount note 10/06/99.............       44,967
  12,860    Discount note 10/20/99.............       12,828
  42,228    Discount note 10/22/99.............       42,103
 200,000    Discount note 10/27/99.............      199,250
  25,000    Discount note 02/02/00.............       24,535
  40,365    Discount note 02/09/00.............       39,560
  25,000    Discount note 02/25/00.............       24,439
  40,000    Discount note 03/01/00.............       39,068
  10,000    Discount note 03/16/00.............        9,780
                                                 -----------
                                                   2,010,841
                                                 -----------
            STUDENT LOAN MARKETING ASSOCIATION (SLMA) --
              13.6%
 125,000    .000%+ 10/04/99++..................      124,939
  40,000    5.556%+ 10/05/99++.................       39,986
  75,000    5.556%+ 10/05/99++.................       74,973
  10,000    4.930% 02/08/00....................       10,000
                                                 -----------
                                                     249,898
                                                 -----------
            TOTAL U.S. GOVERNMENT AND AGENCY
              OBLIGATIONS
              (Cost $2,285,732)................    2,285,732
                                                 -----------

                                                    VALUE
                                                    (000)
------------------------------------------------------------
            TOTAL INVESTMENTS (Cost
              $2,285,732*)..............  124.7%  $2,285,732
                                                  ----------
            OTHER ASSETS AND LIABILITIES
              (NET).....................  (24.7)%
            Receivable for investment
              securities sold..................   $  665,479
            Receivable for Fund shares sold....       13,859
            Interest receivable................        5,325
            Payable for Fund shares redeemed...      (32,371)
            Investment advisory fee payable....         (180)
            Administration fee payable.........          (27)
            Shareholder servicing and
              distribution fees payable........         (374)
            Due to custodian...................          (14)
            Dividends payable..................       (6,509)
            Payable for investment securities
              purchased........................   (1,098,327)
            Accrued Trustees' fees and
              expenses.........................          (17)
            Accrued expenses and other
              liabilities......................         (241)
                                                  ----------
            TOTAL OTHER ASSETS AND
              LIABILITIES (NET)................     (453,397)
                                                  ----------
            NET ASSETS..................  100.0%  $1,832,335
                                                  ==========
            NET ASSETS CONSIST OF:
            Accumulated net realized gain on
              investments sold.................   $        2
            Paid-in capital....................    1,832,333
                                                  ----------
            NET ASSETS.........................   $1,832,335
                                                  ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Government Reserves
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                    VALUE
------------------------------------------------------------
            NET ASSET VALUE, OFFERING
              AND REDEMPTION PRICE PER
              SHARE
            CAPITAL CLASS SHARES:
            ($622,807,227 / 622,956,133 shares
              outstanding).....................        $1.00
                                                        ----
                                                        ----
            LIQUIDITY CLASS SHARES:
            ($44,656,553 / 44,656,528 shares
              outstanding).....................        $1.00
                                                        ----
                                                        ----
            ADVISER CLASS SHARES:
            ($402,426,137 / 402,739,852 shares
              outstanding).....................        $1.00
                                                        ----
                                                        ----
            MARKET CLASS SHARES:
            ($360,500,127 / 360,500,010 shares
              outstanding).....................        $1.00
                                                        ----
                                                        ----
            DAILY CLASS SHARES:
            ($165,671,811 / 165,671,811 shares
              outstanding).....................        $1.00
                                                        ----
                                                        ----
            INVESTOR CLASS SHARES:
            ($112,879,651 / 113,188,011 shares
              outstanding).....................        $1.00
                                                        ----
                                                        ----
            TRUST CLASS SHARES:
            ($121,393,485 / 121,393,485 shares
              outstanding).....................        $1.00
                                                        ----
                                                        ----
            SERVICE CLASS SHARES:
            ($2,000,010 / 2,000,010 shares
              outstanding).....................        $1.00
                                                        ----
                                                        ----

---------------

 * Aggregate cost for Federal income tax purposes.

+ Floating rate security. The interest rate shown reflects the rate in effect at September 30, 1999.

++ Reset date. Interest rates reset either daily, weekly or monthly.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 100.8%
            ALABAMA -- 1.1%
 $   335    Arab, Alabama, Industrial Development
              Board, IDR, (Syncro Corporation
              Project) Series 1992, AMT,
              (SouthTrust Bank, N.A. LOC),
              4.000% 06/01/02**#..................  $      335
   6,200    Columbia, Alabama, Industrial
              Development Board, PCR, (Alabama
              Power Company Project) Series 1995A,
              3.900% 05/01/22**...................       6,200
   1,100    Foley, Alabama, Industrial Development
              Board, IDR, (Vulcan Inc. Project)
              Series 1985, (AmSouth Bank of
              Alabama LOC),
              3.950% 12/01/00**#..................       1,100
   6,150    Gadsen, Alabama, Industrial
              Development Board, PCR Refunding,
              (Alabama Power Company Project)
              Series 1994,
              3.950% 06/01/15**...................       6,150
   1,700    Parrish, Alabama, Industrial
              Development Board, PCR, (Alabama
              Power Company Project) Series 1994,
              3.900% 06/01/15**...................       1,700
                                                    ----------
                                                        15,485
                                                    ----------
            ALASKA -- 4.0%
  16,700    Alaska Industrial Development and
              Export Authority, Exempt Facilities
              Revenue, (AMAX Gold, Inc. Project)
              Series 1997, AMT, (UBS AG LOC),
              3.850% 05/01/09**...................      16,700
   9,995    Alaska State Housing Finance
              Corporation, Housing Revenue, Series
              1998, P-Floats PA-332, (MBIA
              Insured, Merrill Lynch SBPA),
              3.850% 12/01/19**#(++)..............       9,995
  29,550    Valdez, Alaska, Marine Terminal
              Revenue Refunding, (ARCO
              Transportation Alaska, Inc. Project)
              Series 1994B, (Atlantic Richfield
              Company Guarantee),
              3.750% 05/01/31**...................      29,550
                                                    ----------
                                                        56,245
                                                    ----------
            ARIZONA -- 1.2%
  14,700    Apache County, Arizona, Industrial
              Development Authority, Revenue,
              (Tucson Electric Power Company
              Project) Series 1983A, (Toronto
              Dominion Bank LOC),
              3.800% 12/15/18**...................      14,700
   1,000    Maricopa County, Arizona, Pollution
              Control Corporation, PCR, (Arizona
              Public Service Company Project)
              Series 1994C, (Toronto Dominion Bank
              LOC),
              3.900% 05/01/29**...................       1,000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            ARIZONA -- (CONTINUED)
 $ 1,000    Pinal County, Arizona, Industrial
              Development Authority, PCR
              Refunding, (Magna Copper Company
              Project) Series 1992, (Banque
              Nationale de Paris LOC),
              3.750% 12/01/11**...................  $    1,000
                                                    ----------
                                                        16,700
                                                    ----------
            ARKANSAS -- 0.5%
   1,200    Arkansas State Development Finance
              Authority, Higher Education Capital
              Asset Revenue, Series 1985, (FGIC
              Insured, Citibank SBPA),
              3.800% 12/01/15**...................       1,200
   6,500    Crossett, Arkansas, PCR Refunding,
              (Georgia-Pacific Corporation
              Project) Series 1998, (SunTrust Bank
              LOC),
              3.750% 08/01/04**#..................       6,500
                                                    ----------
                                                         7,700
                                                    ----------
            CALIFORNIA -- 1.5%
  20,000    California Higher Education Loan
              Authority, Inc., Student Loan
              Revenue, Series 1987, (Student Loan
              Marketing LOC), Mandatory Tender
              07/01/00,
              3.500% 07/01/02.....................      20,000
   1,000    Los Angeles, California, Regional
              Airports Improvement Corporation,
              Lease Revenue, (American Airlines,
              Inc. Project) Series 1984A,
              (Wachovia Bank of Georgia LOC),
              3.800% 12/01/24**...................       1,000
                                                    ----------
                                                        21,000
                                                    ----------
            COLORADO -- 4.2%
   1,300    Colorado Health Facilities Authority,
              Revenue, (Goodwill Industries, Inc.
              Project) Series 1994, (Bank One of
              Colorado, N.A. LOC),
              3.850% 12/01/04**#..................       1,300
   2,895    Colorado Post-Secondary Educational
              Facilities Authority, Economic
              Development Revenue, (U.S. Swimming,
              Inc. Project) Series 1996, Bank One,
              N.A. LOC),
              3.850% 06/01/11**#..................       2,895
     975    Larimer County, Colorado, Industrial
              Development Revenue Refunding,
              (Ultimate Support Systems Project)
              Series 1995A, (Bank One of Colorado,
              N.A. LOC),
              3.850% 06/01/10**#..................         975
   1,800    Moffat County, Colorado, PCR,
              (PacifiCorp Project) Series 1994,
              (AMBAC Insured, Bank of New York
              SBPA),
              3.800% 05/01/13**...................       1,800

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            COLORADO -- (CONTINUED)
 $50,500    Moffat County, Colorado, PCR,
              (Tri-State Colorado - Utah Electric
              Cooperative Project) Series 1984,
              (AMBAC Insured, Societe Generale
              SBPA),
              3.850% 07/01/10**...................  $   50,500
   2,500    Pitkin County, Colorado, IDR, (Aspen
              Skiing Company Project) Series
              1984B, AMT, (First National Bank of
              Chicago LOC),
              4.000% 04/01/14**...................       2,500
                                                    ----------
                                                        59,970
                                                    ----------
            DELAWARE -- 6.9%
   6,425    Delaware State Economic Development
              Authority, Hospital Billing Revenue,
              Series 1985, (MBIA Insured, Morgan
              Stanley SBPA),
              3.850% 12/01/15**...................       6,425
  42,350    Delaware State Economic Development
              Authority, Hospital Billing Revenue,
              Series 1985B, (MBIA Insured, Morgan
              Stanley SBPA),
              3.850% 12/01/15**...................      42,350
  48,600    Delaware State Economic Development
              Authority, IDR, (Star Enterprise -
              Delaware Clean Power Project) Series
              1997A, AMT, (Canadian Imperial Bank
              of Commerce LOC),
              3.900% 08/01/29**...................      48,600
                                                    ----------
                                                        97,375
                                                    ----------
            DISTRICT OF COLUMBIA -- 0.7%
   8,800    District of Columbia, GO, Series
              1992A-3, (Societe Generale LOC),
              4.000% 10/01/07**...................       8,800
   1,400    District of Columbia, GO, Series
              1992A-5, (Bank of Nova Scotia LOC),
              4.000% 10/01/07**...................       1,400
                                                    ----------
                                                        10,200
                                                    ----------
            FLORIDA -- 4.8%
   2,775    Brevard County, Florida, Housing
              Finance Authority, Multi-Family
              Housing Revenue, (Malabar Lakes,
              Ltd. Project) Series 1993A, (US
              Bank, N.A. LOC),
              3.700% 12/01/10**#..................       2,775
   9,100    Collier County, Florida, Industrial
              Development Authority, Health Care
              Facilities Revenue, Series 1999A,
              (First Union National Bank LOC),
              3.900% 11/01/19**...................       9,100
   4,800    Florida Housing Finance Agency, Multi-
              Family Housing Revenue, (Lakes of
              NorthDale Project) Series 1984D,
              (SouthTrust Bank of Alabama LOC),
              3.900% 06/01/07**...................       4,800
   7,000    Florida Housing Finance Corporation,
              Revenue, Homeowner Mortgage, Series
              4, (Bayerische Landesbank LOC),
              3.050% 03/31/00.....................       6,993


PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            FLORIDA -- (CONTINUED)
 $20,000    Florida State Turnpike Authority,
              Turnpike Revenue, Series 1999-1,
              (MBIA Insured, Chase Manhattan Bank
              SBPA),
              3.870% 07/01/19**##(++).............     $20,000
   1,845    Fort Walton Beach, Florida, IDR,
              (Burton Golf, Inc. Project) Series
              1996, AMT, (Columbus Bank and Trust
              LOC),
              4.050% 10/01/11**#..................       1,845
   7,000    Indian River County, Florida, Hospital
              District Revenue, (Indian River
              Memorial Hospital Project) Series
              1985, (KBC Bank N.V. LOC),
              3.850% 10/01/15**...................       7,000
   3,000    Palm Beach County, Florida, Economic
              Development Revenue, (YMCA Boynton
              Beach Project) Series 1999,
              (SunTrust Bank of South Florida
              LOC),
              3.800% 01/01/24**#..................       3,000
   3,000    Polk County, Florida, Industrial
              Development Authority, Revenue,
              (Farmland Hydro, LP Project) Series
              1998, AMT, (Rabobank Nederland LOC),
              3.850% 02/01/29**...................       3,000
   9,500    University of North Florida
              Foundation, Inc., Capital
              Improvement Revenue, Series 1997,
              (First Union National Bank LOC),
              3.850% 11/01/27**...................       9,500
                                                    ----------
                                                        68,013
                                                    ----------
            GEORGIA -- 8.1%
   1,140    Clayton County, Georgia, Housing
              Authority, Multi-Family Housing
              Revenue Refunding, (Chateau Forest
              Apartments Project) Series 1990E,
              (FSA Insured, Societe Generale
              SBPA),
              3.800% 01/01/21**...................       1,140
   3,945    Clayton County, Georgia, Housing
              Authority, Multi-Family Housing
              Revenue Refunding, (Ten Oaks
              Apartments Project) Series 1990F,
              (FSA Insured, Societe Generale
              SBPA),
              3.800% 01/01/21**...................       3,945
   2,000    Cobb County, Georgia, Development
              Authority, Revenue Refunding,
              (Highlands Park Associates Project)
              Series 1998, (SunTrust Bank LOC),
              3.800% 08/01/08**#..................       2,000
   1,900    Cobb County, Georgia, Residential Care
              Facilities for the Elderly
              Authority, Revenue Refunding,
              (Presbyterian Village Austell
              Project) Series 1998, (SunTrust Bank
              LOC),
              3.800% 08/01/15**#..................       1,900

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 2,985    Columbia County, Georgia, Residential
              Care Facilities for the Elderly
              Authority, Revenue, (Augusta
              Residential Center on Aging Project)
              Series 1994, (SunTrust Bank LOC),
              3.800% 01/01/21**#..................  $    2,985
   3,000    DeKalb County, Georgia, Development
              Authority, Revenue, (Marist School,
              Inc. Project) Series 1999, (SunTrust
              Bank LOC),
              3.800% 03/01/24**#..................       3,000
   6,050    DeKalb County, Georgia, Housing
              Authority, Multi-Family Housing
              Revenue Refunding, (Camden Brook
              Project) Series 1995, (FNMA
              Collateral Agreement),
              3.800% 06/15/25**...................       6,050
   1,400    DeKalb County, Georgia, Housing
              Authority, Multi-Family Housing
              Revenue, (Cedar Creek Apartments
              Project) Series 1995, AMT, (General
              Electric Capital Corporation
              Guarantee),
              3.950% 12/01/20**#..................       1,400
   4,800    DeKalb County, Georgia, Housing
              Authority, Multi-Family Housing
              Revenue, (Crow Wood Arbor
              Associates, Ltd. Project) Series
              1985, (Wachovia Bank of North
              Carolina LOC),
              3.800% 12/01/07**#..................       4,800
   3,500    Fulton County, Georgia, Development
              Authority, Revenue, (Alfred and
              Adele Davis Academy, Inc. Project)
              Series 1996, (SunTrust Bank LOC),
              3.800% 12/01/10**#..................       3,500
   3,500    Fulton County, Georgia, Development
              Authority, Revenue, (Georgia Tech
              Athletic Association, Inc. Project)
              Series 1995, (SunTrust Bank LOC),
              3.800% 07/01/14**#..................       3,500
   3,000    Fulton County, Georgia, Development
              Authority, Revenue, (Lovett School
              Project) Series 1997, (SunTrust Bank
              LOC),
              3.800% 04/01/17**#..................       3,000
  15,000    Gainesville, Georgia, Redevelopment
              Authority, Educational Facilities
              Revenue, (Riverside Military
              Project) Series 1999, (Wachovia Bank
              N.A. LOC),
              3.800% 07/01/24**#..................      15,000
   1,150    Municipal Electric Authority of
              Georgia, Subordinated Revenue,
              (Georgia MEAG Project Number One)
              Series 1994D, (ABN-AMRO Bank N.V.
              LOC),
              3.750% 01/01/22**...................       1,150
  37,560    Municipal Electric Authority of
              Georgia, Subordinated Revenue,
              (Georgia MEAG Project Number One)
              Series 1994E, (ABN-AMRO Bank N.V.
              LOC),
              3.800% 01/01/26**...................      37,560


PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            GEORGIA -- (CONTINUED)
 $ 5,800    Richmond County, Georgia, Development
              Authority, Solid Waste Disposal
              Revenue, (Evergreen Nylon Project)
              Series 1999, AMT, (Banque Nationale
              de Paris LOC),
              3.750% 07/01/32**...................      $5,800
  10,000    Richmond County, Georgia, Hospital
              Authority, Revenue Anticipation
              Certificates, (University Health
              Services, Inc. Project) Series 1999,
              AMT, (SunTrust Bank LOC),
              3.800% 01/01/19**...................      10,000
   7,000    Smyrna, Georgia, Housing Authority,
              Multi-Family Housing Revenue, (Hills
              of Post Village Series Project)
              Series 1995, (FNMA Collateral
              Agreement),
              3.800% 06/01/25**...................       7,000
   1,000    Smyrna, Georgia, Housing Authority,
              Multi-Family Housing Revenue, (Post
              Apartment Homes - Post Valley, LP
              Project) Series 1995, (FNMA
              Collateral Agreement),
              3.800% 06/01/25**#..................       1,000
                                                    ----------
                                                       114,730
                                                    ----------
            IDAHO -- 1.6%
  14,000    Idaho State, GO, Series 1999,
              4.250% 06/30/00.....................      14,086
   8,500    Power County, Idaho, PCR, (FMC
              Corporation Project) Series 1985,
              (Wachovia Bank of North Carolina
              LOC),
              3.800% 12/01/10**...................       8,500
                                                    ----------
                                                        22,586
                                                    ----------
            ILLINOIS -- 10.0%
   1,135    Chicago, Illinois, IDR, (Guernsey Bel
              Inc. Project) Series 1996A, AMT,
              (LaSalle National Bank LOC),
              3.840% 12/01/16**...................       1,135
   2,500    Chicago, Illinois, O'Hare
              International Airport Authority,
              Industrial Revenue, (American
              Airlines, Inc. Project) Series
              1983C, (Royal Bank of Canada LOC),
              3.950% 12/01/17**...................       2,500
   9,900    Chicago, Illinois, O'Hare
              International Airport Revenue,
              (American Airlines, Inc. Project)
              Series 1983A, (Credit Suisse First
              Boston LOC),
              3.950% 12/01/17**...................       9,900
  13,400    Chicago, Illinois, O'Hare
              International Airport Revenue,
              (General Airport Project) Second
              Lien, Series 1984A, (Societe
              Generale LOC),
              3.770% 01/01/15**...................      13,400
 $ 4,355    Elmhurst, Illinois, Hospital Revenue,
              (Joint Commission Accredidation
              Healthcare Project) Series 1988,
              (Credit Local de France LOC),
              3.800% 07/01/18**...................  $    4,355

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $   870    Illinois Development Finance
              Authority, IDR, (Randolph Pickle
              Corporation Project) Series 1992,
              AMT, (American National Bank & Trust
              Company LOC),
              4.000% 06/01/12**...................  $      870
   2,800    Illinois Development Finance
              Authority, IDR, (Unique Building
              Corporation Project) Series 1989,
              AMT, (American National Bank & Trust
              Company LOC),
              4.000% 05/01/09**...................       2,800
  32,100    Illinois Development Finance
              Authority, Revenue, (Lyric Opera of
              Chicago Project) Series 1994,
              (Northern Trust Company LOC, Bank
              One of Michigan LOC, Harris Trust &
              Savings Bank LOC, Caisse Nationale
              de Credit Agricole LOC),
              3.800% 12/01/28**...................      32,100
   1,900    Illinois Development Finance
              Authority, Revenue, (Park Ridge
              Youth Campus Project) Series 1998,
              (Northern Trust Company LOC),
              3.850% 09/01/18**#..................       1,900
  10,700    Illinois Development Finance
              Authority, Revenue, (YMCA of
              Metropolitan Chicago Project) Series
              1996A, (Harris Trust & Savings Bank
              LOC),
              3.800% 06/01/26**...................      10,700
  10,000    Illinois Development Financing
              Authority, Revenue, (YMCA of
              Metropolitan Chicago Project) Series
              1999A, (Harris Trust & Savings Bank
              LOC),
              3.800% 06/01/29**...................      10,000
   4,000    Illinois Educational Facilities
              Authority, Revenue, (DePaul
              University Project) Series 1992CP-1,
              (Northern Trust LOC),
              3.800% 04/01/26**...................       4,000
   6,400    Illinois Educational Facilities
              Authority, Revenue, (John F. Kennedy
              Healthcare Foundation Project)
              Series 1995, (LaSalle National Bank
              LOC), Mandatory Put 02/02/00,
              3.250% 12/01/25**...................       6,400
   1,400    Illinois Educational Facilities
              Authority, Revenue, (Northwestern
              University Project) Series 1985,
              (First National Bank of Chicago
              SBPA),
              3.850% 12/01/25**...................       1,400
   1,500    Illinois Health Facilities Authority,
              Revenue, (Dupage-Healthcorp Project)
              Series 1990, (Rabobank Nederland
              LOC),
              4.000% 11/01/20**...................       1,500
   8,000    Illinois Health Facilities Authority,
              Revenue, (Revolving Fund Pooled
              Project) Series 1985C, (First
              National Bank of Chicago LOC),
              3.800% 08/01/15**...................       8,000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            ILLINOIS -- (CONTINUED)
 $ 5,600    Illinois State Educational Facilities
              Authority, Revenue, (Chicago
              Historical Society Project) Series
              1985, (American National Bank &
              Trust Company LOC),
              3.800% 12/01/25**#..................  $    5,600
  10,000    Illinois State Health Facilities
              Authority, Revenue, (Evanston
              Hospital Corporation Project) Series
              1985B,
              3.650% 08/15/00**#..................      10,000
   1,500    Lombard Village, Illinois, Industrial
              Projects Revenue Refunding, (B&H
              Partnership Project) Series 1995,
              (Comerica Bank LOC),
              4.100% 10/01/13**...................       1,500
   3,900    Madison County, Illinois,
              Environmental Improvement Revenue,
              (Shell Oil Company Project) Series
              1997A, AMT,
              3.950% 03/01/33**...................       3,900
   9,200    Orland Park, Illinois, IDR, (Panduit
              Corporation Project) Series 1996,
              AMT, (Wachovia Bank of Georgia LOC),
              3.900% 04/01/31**#..................       9,200
                                                    ----------
                                                       141,160
                                                    ----------
            INDIANA -- 2.0%
     340    Auburn, Indiana, Economic Development
              Revenue, (R.J. Tower Corporation
              Project) Series 1988, AMT, (Comerica
              Bank LOC),
              4.000% 09/01/00**...................         340
   2,500    Indiana Health Facilities Financing
              Authority, Hospital Revenue,
              (Deaconess Hospital Inc. Project)
              Series 1992, (First National Bank of
              Chicago LOC),
              3.700% 01/01/22.....................       2,500
   1,905    Indiana Health Facilities Financing
              Authority, Revenue Refunding,
              (Cardinal Center, Inc. Project)
              Series 1996A, (Key Bank N.A. LOC),
              3.850% 12/01/16**#..................       1,905
   8,000    Indiana State Hospital Equipment
              Financing Authority, Revenue, Series
              1985A, (MBIA Insured, Bank One of
              Michigan SBPA),
              3.750% 12/01/15**#..................       8,000
   2,700    Indianapolis, Indiana, Economic
              Development Revenue, (Edgcomb Metals
              Company Project) Series 1983, (Wells
              Fargo Bank LOC),
              3.800% 12/01/08**...................       2,700
     665    Kendallville, Indiana, Industrial
              Revenue, (McCray Memorial Hospital
              Project) Series 1994, (Bank One of
              Michigan LOC),
              3.850% 01/01/04**#..................         665

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            INDIANA -- (CONTINUED)
 $ 3,600    Princeton, Indiana, PCR Refunding,
              (PSI Energy, Inc. Project) Series
              1996, (Canadian Imperial Bank of
              Commerce LOC),
              3.800% 03/01/19**...................  $    3,600
   2,765    Rockport, Indiana, PCR Refunding, (AEP
              Generating Company Project) Series
              1995B, (AMBAC Insured, Bank of New
              York SBPA),
              3.800% 07/01/25**...................       2,765
   2,900    Rockport, Indiana, PCR, (Indiana and
              Michigan Electric Company Project)
              Series 1985A, (UBS AG LOC),
              3.850% 08/01/14**#..................       2,900
   3,100    Whiting, Indiana, Sewer and Solid
              Waste Disposal Revenue, (Amoco Oil
              Company Project) Series 1996, AMT,
              (BP Amoco plc Guarantee),
              4.000% 01/01/26**##.................       3,100
                                                    ----------
                                                        28,475
                                                    ----------
            IOWA -- 0.6%
   4,700    Iowa Higher Education Loan Authority,
              Revenue, Series 1985, (MBIA Insured,
              Chase Manhattan SBPA),
              3.850% 12/01/15**...................       4,700
   3,500    Iowa Student Loan Liquidity
              Corporation, Student Loan Revenue,
              Series 1998-1, (AMBAC Insured),
              3.100% 12/01/99.....................       3,500
                                                    ----------
                                                         8,200
                                                    ----------
            KENTUCKY -- 1.1%
   1,092    Jefferson County, Kentucky, IDR,
              (Belknap, Inc. Project) Series 1984,
              (National City Bank, Kentucky LOC),
              3.500% 12/01/14**#..................       1,092
   1,355    Jefferson County, Kentucky, Industrial
              Building Revenue, (Seven Counties
              Services, Inc. Project) Series 1996,
              (Bank One of Kentucky, N.A. LOC),
              3.900% 06/01/11**#..................       1,355
   1,050    Jeffersontown, Kentucky, Industrial
              Building Revenue, (Raque Food
              Systems, Inc. Project) Series 1995,
              AMT, (PNC Bank, N.A. LOC),
              3.950% 04/01/20**#..................       1,050
   1,500    Kentucky Development Finance
              Authority, Revenue, Series 1985A,
              (FGIC Insured, Landesbank Hessen
              Thueringen SBPA),
              3.800% 12/01/15**...................       1,500
   2,550    Kentucky Housing Corporation, Housing
              Revenue, Series 1999C, AMT,
              Mandatory Redemption 12/31/99,
              3.200% 07/01/00.....................       2,550
   3,100    Lexington-Fayette County, Kentucky,
              Urban County Airport Corporation,
              Revenue, (First Mortgage Project)
              Series 1994A, AMT, (Credit Local de
              France LOC),
              4.100% 04/01/24**...................       3,100

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            KENTUCKY -- (CONTINUED)
 $ 4,400    Louisville and Jefferson County,
              Kentucky, Convention Center GO,
              Series 1996PT-69, (FSA Insured,
              Merrill Lynch SBPA),
              3.850% 07/01/24**#..................  $    4,400
                                                    ----------
                                                        15,047
                                                    ----------
            LOUISIANA -- 3.0%
   8,000    Ascension Parish, Louisiana, PCR
              Refunding, (Borden, Inc. Project)
              Series 1992, (Credit Suisse First
              Boston LOC),
              3.770% 12/01/09**...................       8,000
   3,700    Ascension Parish, Louisiana, PCR,
              (Shell Oil Company Project) Series
              1993,
              3.950% 09/01/23**...................       3,700
   2,900    Calcasieu Parish Inc., Louisiana,
              Industrial Development Board,
              Environmental Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1994, AMT, (Banque Nationale
              de Paris LOC),
              4.000% 12/01/24**...................       2,900
   2,000    Calcasieu Parish Inc., Louisiana,
              Industrial Development Board,
              Environmental Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1996, AMT, (ABN-AMRO Bank
              N.V.),
              4.000% 07/01/26**...................       2,000
   2,300    Lake Charles, Louisiana, Harbor and
              Terminal District, Revenue, (Citgo
              Petroleum Corporation Project)
              Series 1984, (Westdeutsche
              Landesbank Girozentrale LOC),
              3.800% 08/01/07**...................       2,300
   5,000    Plaquemines, Louisiana, Port Harbor
              and Terminal District, Port
              Facilities Revenue, (International
              Marine Terminals Project) Series
              1984A, (KBC Bank N.V. LOC),
              Mandatory Put 03/15/00,
              3.050% 03/15/06.....................       5,000
   3,300    Plaquemines, Louisiana, Port Harbor
              and Terminal District, Port
              Facilities Revenue, (International
              Marine Terminals Project) Series
              1984B, (KBC Bank N.V. LOC),
              3.050% 03/15/00.....................       3,300
  15,500    South Louisiana Ports Commission,
              Marine Terminal Facilities Revenue
              Refunding, (Occidental Petroleum
              Corporation Project) Series 1991,
              (Royal Bank of Canada LOC),
              3.750% 07/01/21**...................      15,500
                                                    ----------
                                                        42,700
                                                    ----------
            MARYLAND -- 2.7%
   3,000    Baltimore County, Maryland, Economic
              Development, Revenue, (Notre Dame
              Preparatory School Project) Series
              1998, (Crestar Bank LOC),
              3.800% 06/01/24**#..................       3,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            MARYLAND -- (CONTINUED)
 $34,700    Baltimore, Maryland, Industrial
              Development Authority, IDR,
              (Baltimore Capital Acquisition
              Project) Series 1986, (Bayerische
              Landesbank LOC),
              3.800% 08/01/16**...................  $   34,700
                                                    ----------
                                                        37,700
                                                    ----------
            MASSACHUSETTS -- 1.5%
   2,000    Boston, Massachusetts, GO, Series
              1990A, Prerefunded,
              7.100% 02/01/00.....................       2,069
   2,000    Massachusetts State Water Resource
              Authority, Revenue, Series 1990A,
              7.625% 04/01/00.....................       2,091
  17,565    Massachusetts, GO, Series 1999, (FGIC
              Insured, Morgan Guaranty Trust
              SBPA),
              3.780% 06/01/07**...................      17,565
                                                    ----------
                                                        21,725
                                                    ----------
            MICHIGAN -- 1.2%
   1,100    Delta County, Michigan, Economic
              Development Corporation,
              Environmental Improvement Revenue,
              (Mead-Escanaba Paper Corporation
              Project) Series 1985F, (Bank of Nova
              Scotia LOC),
              3.900% 12/01/13**...................       1,100
   2,650    Grand Rapids, Michigan, Water Supply
              Revenue, Series 1993, (FGIC Insured,
              Societe Generale SBPA),
              3.800% 01/01/20**...................       2,650
   2,000    Michigan Municipal Bond Authority
              Revenue, Series 1999A-1,
              4.000% 06/30/00.....................       2,008
   3,500    Michigan State Housing Development
              Authority, Housing Revenue, (Shoal
              Creek Project) Series 1985,
              (Wachovia Bank LOC),
              3.800% 10/01/07**...................       3,500
   4,000    Michigan State Job Development
              Authority, Revenue, (Gordon Food
              Service Inc. Project) Series 1985,
              (Rabobank Nederland LOC),
              3.750% 08/01/15**...................       4,000
   1,300    Monroe County, Michigan, Economic
              Development Corporation, Limited
              Obligation Revenue, (Detroit Edison
              Company Project) Series 1992CC,
              (Barclays Bank plc LOC),
              3.900% 10/01/24**...................       1,300
   3,000    University of Michigan, Hospital
              Revenue Refunding, (University of
              Michigan Hospitals Project) Series
              1992A,
              3.800% 12/01/19**...................       3,000
                                                    ----------
                                                        17,558
                                                    ----------

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            MINNESOTA -- 0.4%
 $ 6,160    Minneapolis, Minnesota, Housing
              Development Revenue Refunding,
              (Symphony Place Project) Series
              1988, (American National Bank &
              Trust Company LOC),
              3.800% 12/01/14**...................  $    6,160
                                                    ----------
            MISSOURI -- 1.5%
   5,500    Missouri Higher Education Loan
              Authority, Student Loan Revenue,
              Series 1990B, (National Westminister
              Bank plc LOC),
              3.900% 06/01/20**...................       5,500
   5,000    Missouri State Environmental
              Improvement and Energy Resources
              Authority, PCR, (Union Electric
              Company Project) Series 1985B,
              (Westdeutsche Landesbank LOC),
              3.450% 03/31/00**...................       5,000
   1,700    Missouri State Health and Educational
              Facilities Authority, Facilities
              Revenue, (Washington University
              Project) Series 1985B, (Morgan
              Guaranty Trust SBPA),
              3.750% 09/01/10**...................       1,700
   6,500    Missouri State Health and Educational
              Facilities Authority, Health
              Facilities Revenue Refunding,
              (Sisters of Mercy Health Care System
              Project) Series 1992B, (ABN-AMRO
              N.V. Chicago SBPA),
              3.750% 06/01/14**...................       6,500
   3,000    St. Charles County, Missouri,
              Industrial Development Authority,
              IDR, (AH Land Development Company
              Project) Series 1996, AMT, (Commerce
              Bank LOC),
              3.870% 06/01/11**...................       3,000
                                                    ----------
                                                        21,700
                                                    ----------
            MONTANA -- 0.2%
   3,500    Forsyth, Montana, PCR, (Pacificorp
              Colstrip Project) Series 1986, AMT,
              (Deutsche Bank A.G. LOC),
              4.100% 12/01/16**...................       3,500
                                                    ----------
            NEBRASKA -- 0.4%
   5,195    Nebraska Help, Inc., Student Loan
              Revenue, Series 1986B, AMT, (SLMA
              Guarantee),
              3.900% 12/01/16**...................       5,195
                                                    ----------
            NEVADA -- 1.7%
   2,000    Clark County, Nevada, Airport
              Improvement Revenue Refunding,
              Series 1993A, (MBIA Insured,
              Bayerische Hypotheken-und
              Vereinsbank SBPA, Credit Local de
              France SBPA, Chase Manhattan Bank
              SBPA),
              3.650% 07/01/12**...................       2,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            NEVADA -- (CONTINUED)
 $ 5,750    Clark County, Nevada, IDR,
              (Cogeneration Association I Project)
              Series 1991, AMT, (Canadian Imperial
              Bank of Commerce LOC),
              3.900% 11/01/21**...................  $    5,750
  10,700    Clark County, Nevada, IDR, (Nevada
              Cogeneration Association Project)
              Series 1992, AMT, (ABN-AMRO Bank
              N.V. LOC),
              3.950% 12/01/22**...................      10,700
   5,500    Nevada Housing Division, Multi-Unit
              Housing Revenue, Series 1999A, AMT,
              (US Bank N.A. LOC),
              3.850% 10/01/30**...................       5,500
                                                    ----------
                                                        23,950
                                                    ----------
            NEW MEXICO -- 0.4%
   5,900    Dona Ana County, New Mexico, IDR,
              (Foamex Products, Inc. Project)
              Series 1985, (Bank of Nova Scotia
              LOC),
              3.850% 11/01/13**#..................       5,900
                                                    ----------
            NEW YORK -- 0.6%
   8,000    Nassau County, New York, RAN, Series
              1999, (Bank of New York LOC),
              4.250% 03/15/00.....................       8,023
                                                    ----------
            NORTH CAROLINA -- 1.5%
  10,000    North Carolina Medical Care Commission
              Retirement Community, Revenue,
              Series 1996, (LaSalle National Bank
              LOC),
              3.750% 11/15/09**...................      10,000
   1,300    North Carolina Medical Care Community
              Hospital, Revenue, (Moses H Cone
              Memorial Hospital Project) Series
              1995, (Wachovia Bank SBPA),
              3.850% 09/01/02**...................       1,300
   8,500    Robeson County, North Carolina,
              Industrial Facilities and PCR
              Financing Authority, Revenue, (Culp
              Inc. Project) Series 1997, AMT,
              (Wachovia Bank of North Carolina
              LOC),
              3.850% 06/01/14**#..................       8,500
   1,500    Wake County, North Carolina,
              Industrial Facilities and Pollution
              Control Financing Authority, PCR,
              (Carolina Power & Light Company
              Project) Series 1987, AMT, (First
              Union National Bank LOC),
              3.850% 03/01/17**...................       1,500
                                                    ----------
                                                        21,300
                                                    ----------
            NORTH DAKOTA -- 0.3%
   2,600    Grand Forks, North Dakota, Health Care
              Facilities Revenue, (The United
              Hospital Obligated Group Project)
              Series 1996A, (La Salle National
              Bank LOC),
              3.800% 12/01/25**#..................       2,600

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            NORTH DAKOTA -- (CONTINUED)
 $ 2,000    Grand Forks, North Dakota, Hospital
              Facilities Revenue, (The United
              Hospital Obligated Group Project)
              Series 1992, (LaSalle National Bank
              LOC),
              3.800% 12/01/16**#..................  $    2,000
                                                    ----------
                                                         4,600
                                                    ----------
            OHIO -- 3.1%
     940    Centerville, Ohio, Health Care
              Revenue, (Bethany Lutheran Village
              Hospital Project) Series 1994, (PNC
              Bank of Ohio, N.A. LOC),
              3.850% 11/01/13**#..................         940
   5,000    Clinton County, Ohio, Airport
              Facilities Revenue Refunding,
              (Wilmington Air Park, Inc. Project)
              Series 1991, (Wachovia Bank of North
              Carolina LOC),
              3.800% 06/01/11**#..................       5,000
     860    Cuyahoga County, Ohio, IDR Refunding,
              (Pleasant Lakes Associates Project)
              Series 1995, (Key Bank, N.A. LOC),
              3.850% 05/01/11**#..................         860
     930    Greene County, Ohio, IDR, (FC, Ltd. -
              AFC Stamping Project) Series 1995,
              AMT, (Key Bank, N.A. LOC),
              4.000% 09/01/16**#..................         930
  10,000    Lucas County, Ohio, Facilities
              Improvement Revenue, (Toledo
              Zoological Society Project) Series
              1997, (Key Bank, N.A. LOC),
              3.750% 10/01/05**#..................      10,000
   1,940    Lucas County, Ohio, IDR, (Dynamic
              Dies, Inc. Project) Series 1997,
              AMT, (National City Bank LOC),
              4.000% 07/01/09**...................       1,940
   2,279    Ohio Housing Finance Agency,
              Multi-Family Housing Revenue,
              (Kenwood Congregation - Retirement
              Project) Series 1985, (Morgan
              Guaranty Trust LOC),
              3.350% 12/01/15**...................       2,279
  10,000    Ohio State Air Quality Development
              Authority, PCR, (Duquesne Light
              Company Project) Series 1993A, (UBS
              AG LOC),
              3.500% 10/28/99**...................      10,000
   3,000    Ohio State Air Quality Development
              Authority, Revenue, (JMG Funding LP
              Project) Series 1994B, AMT, (Societe
              Generale LOC),
              3.750% 04/01/28**...................       3,000
   4,100    Ohio State Air Quality Development
              Authority, Revenue, (JMG Funding LP
              Project) Series 1995B, AMT, (Societe
              Generale LOC),
              3.750% 04/01/29**...................       4,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            OHIO -- (CONTINUED)
 $ 2,000    Ohio State Water Development
              Authority, Solid Waste Disposal
              Revenue, (The Timken Company
              Project) Series 1997, AMT, (Wachovia
              Bank of North Carolina LOC),
              3.850% 07/01/32**...................  $    4,100
   1,200    Summit County, Ohio, IDR, (Oliver
              Printing Company, Inc. Project)
              Series 1997, AMT, (Bank One of
              Akron, N.A. LOC),
              3.950% 02/01/07**#..................       1,200
   1,045    Toledo-Lucas County, Ohio, Port
              Authority, Facilities Improvement
              Revenue, (YMCA of Greater Toledo
              Project) Series 1996, (Fifth Third
              Bank of Northwestern Ohio LOC),
              3.800% 12/01/21**#..................       1,045
                                                    ----------
                                                        43,294
                                                    ----------
            OREGON -- 0.6%
   2,000    Port of Portland, Oregon, IDR
              Refunding, (Schnitzer Steel Products
              Project) Series 1987, (Comerica Bank
              LOC),
              3.800% 11/01/07**#..................       2,000
   7,100    Port of Portland, Oregon, Special
              Obligation Revenue, (Horizon Air
              Industries, Inc. Project) Series
              1997, (Bank of Montreal LOC),
              3.850% 06/15/27**...................       7,100
                                                    ----------
                                                         9,100
                                                    ----------
            PENNSYLVANIA -- 4.9%
  13,225    Allegheny County, Pennsylvania, IDR
              Refunding, (Duquesne Power Company
              Project) Series 1992A, (Canadian
              Imperial Bank of Commerce LOC),
              3.500% 10/28/99**...................      13.225
   7,300    Delaware County, Pennsylvania,
              Industrial Development Authority,
              PCR, (BP Exploration and Oil, Inc.
              Project) Series 1985, (BP Amoco plc
              Guarantee),
              3.950% 12/01/09**...................       7,300
   3,100    Elk County, Pennsylvania, Industrial
              Development Authority, Revenue,
              (Clarion Sintered Metals Project)
              Series 1998, AMT, (PNC Bank, N.A.
              LOC),
              3.950% 03/01/09**#..................       3,100
   9,200    Emmaus, Pennsylvania, General
              Authority Revenue, Series 1989,
              Subseries B, (Bayerische Landesbank
              LOC),
              3.800% 03/01/24**...................       9,200
   4,600    Emmaus, Pennsylvania, General
              Authority Revenue, Series 1989D-16,
              (KBC Bank N.V. LOC),
              3.850% 03/01/24**...................       4,600
   6,270    Hatfield Township, Pennsylvania,
              Industrial Development Authority,
              Revenue, (H&N Packaging Project)
              Series 1999A, (Commerzbank LOC),
              3.950% 04/01/19**#..................       6,270

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            PENNSYLVANIA -- (CONTINUED)
 $ 2,750    Pennsylvania Energy Development
              Authority, Revenue, (B&W Ebensburg
              Project), Series 1986, AMT,
              (Landesbank Hessen-Thueringen
              Girozentrale LOC),
              3.750% 12/01/11**...................  $    2,750
   2,800    Philadelphia, Pennsylvania, Authority
              for Industrial Development, Revenue,
              (Institute for Cancer Research - Fox
              Chase Cancer Center Project) Series
              1990A, (Morgan Guaranty Trust LOC),
              3.900% 07/01/13**...................       2,800
  16,400    Quakertown, Pennsylvania, General
              Authority, Revenue, (Pooled
              Financing Program) Series 1996A,
              (PNC Bank, N.A. LOC),
              3.900% 07/01/26**...................      16,400
   1,760    Schuylkill County, Pennsylvania,
              Industrial Development Authority,
              Revenue, (Bon-Ton Stores Project)
              Series 1992, AMT, (PNC Bank, N.A.
              LOC),
              3.950% 02/01/12**#..................       1,760
   1,240    Schuylkill County, Pennsylvania,
              Industrial Development Authority,
              Revenue, (S. Grumbacher and Son
              Project) Series 1990, (PNC Bank,
              N.A. LOC),
              3.850% 02/01/12**#..................       1,240
                                                    ----------
                                                        68,645
                                                    ----------
            SOUTH CAROLINA -- 4.2%
   4,000    Anderson County, South Carolina, IDR,
              (Mikron Corporation Project) Series
              1998, AMT, (UBS AG LOC),
              3.950% 11/01/12**#..................       4,000
   6,000    Berkeley County, South Carolina,
              Exempt Facilities Industrial
              Revenue, (Amoco Chemical Corporation
              Project) Series 1997, AMT, (Amoco
              Corporation Guarantee),
              4.000% 04/01/27**...................       6,000
  24,000    Charleston County, South Carolina,
              School District, BAN, Series 1999,
              (State Aid Withholding),
              4.000% 05/01/00.....................      24,055
   1,000    Cherokee County, South Carolina,
              Industrial Revenue Refunding,
              (Holmberg Electronic Corporation
              Project) Series 1989, (Wachovia Bank
              of North Carolina, N.A. LOC),
              4.250% 11/01/04**#..................       1,000
   4,200    Greenville County, South Carolina,
              Industrial Revenue, (Edgcomb Metals
              Company Project) Series 1984, (Wells
              Fargo Bank LOC),
              3.750% 08/01/09**#..................       4,200
  10,600    Piedmont Municipal Power Agency, South
              Carolina, Electric Revenue, Series
              1996D, (MBIA Insured, Morgan
              Guaranty Trust SBPA),
              3.750% 01/01/25**...................      10,600

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            SOUTH CAROLINA -- (CONTINUED)
 $ 1,680    South Carolina Jobs Economic
              Development Authority, Development
              Revenue, (Spartanburg YMCA Project)
              Series 1996, (First Union National
              Bank LOC),
              3.850% 06/01/18**#..................  $    1,680
   3,100    South Carolina Jobs Economic
              Development Authority, Health
              Facilities Revenue, (Greenville
              Baptist Retirement Community
              Project) Series 1997, (Wachovia Bank
              of North Carolina LOC),
              3.800% 10/01/19**#..................       3,100
   3,500    South Carolina Jobs Economic
              Development Authority, IDR, (Banks
              Construction Company Project) Series
              1999, AMT, (Wachovia Bank N.A. LOC),
              3.900% 05/01/09**#..................       3,500
   1,000    South Carolina Jobs Economic
              Development Authority, IDR,
              (Chambers Oakridge Landfill Project)
              Series 1990, AMT, (Morgan Guaranty
              Trust LOC),
              3.900% 12/01/01**#..................       1,000
     700    York County, South Carolina, PCR,
              (National Rural Utilities
              Cooperative -  North Carolina
              Electricities Project) Series
              1984N-2, (CFC Insured),
              3.850% 09/15/14**...................         700
                                                    ----------
                                                        59,835
                                                    ----------
            SOUTH DAKOTA -- 0.0%
     630    South Dakota Economic Development
              Financing Authority, IDR Refunding,
              (Lomar Development Company Project)
              Series 1996B, AMT, (US Bank, N.A.
              LOC),
              4.000% 08/01/08**#..................         630
                                                    ----------
            TENNESSEE -- 4.0%
   8,500    Bristol, Tennessee, Health and
              Education Facilities, Revenue,
              Series 1995A, (FGIC Insured,
              Citibank SBPA),
              3.850% 03/01/14**#(++)..............       8,500
  10,400    Chattanooga-Hamilton County,
              Tennessee, Hospital Authority,
              Revenue Refunding, (Erlanger Medical
              Center Project) Series 1987, (Morgan
              Guaranty Trust LOC),
              3.950% 10/01/17**...................      10,400
   6,969    Cumberland County, Tennessee,
              Industrial Development Board, IDR,
              (Crossville Ceramics Company
              Project) Series 1989, (Bank One
              LOC),
              3.800% 01/01/00**#..................       6,969
   2,000    Dickson County, Tennessee, Industrial
              Development Board, Revenue, (The
              Jackson Foundation - Renaissance
              Learning Center Project) Series
              1997, (SunTrust Bank of Nashville
              LOC),
              3.800% 11/01/12**#..................       2,000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            TENNESSEE -- (CONTINUED)
 $ 6,485    Franklin County, Tennessee, Health and
              Educational Facilities Board,
              Revenue, (University of the South
              Project) Series 1998B, (AmSouth Bank
              of Alabama LOC),
              3.800% 09/01/18**...................  $    6,485
   1,265    Jefferson City, Tennessee, IDR, (BA
              Properties Project) Series 1994,
              AMT, (American National Bank & Trust
              Company LOC),
              3.900% 11/01/24**...................       1,265
   9,195    Metropolitan Government Nashville &
              Davidson County, Tennessee, Health
              and Education Facilities Board,
              Revenue, (Adventist/Sunbelt
              Retirement Project) Series 1996A,
              (SunTrust Bank Central Florida LOC),
              3.800% 11/15/26**...................       9,195
   7,170    Metropolitan Nashville, Tennessee,
              Airport Authority, Special
              Facilities Revenue, (American
              Airlines, Inc. Project) Series
              1995A, (Credit Suisse First Boston
              LOC),
              3.800% 10/01/12**...................       7,170
   3,700    Monroe County, Tennessee, Industrial
              Development Board, IDR, (American
              Transit Corporation Project) Series
              1986, (BankBoston LOC),
              3.900% 08/01/06**#..................       3,700
   1,600    Springfield, Tennessee, Industrial
              Development Board, Revenue, (All
              American Homes of Tennessee Project)
              Series 1994, AMT, (Bank One of
              Michigan LOC),
              4.000% 11/01/09**#..................       1,600
                                                    ----------
                                                        57,284
                                                    ----------
            TEXAS -- 14.2%
   1,600    Angelina & Neches River Authority,
              Texas, Industrial Development
              Corporation, Solid Waste Revenue,
              Series 1984B, (Credit Suisse First
              Boston Corporation LOC),
              4.000% 05/01/14**...................       1,600
   2,100    Angelina & Neches River Authority,
              Texas, Industrial Development
              Corporation, Solid Waste Revenue,
              Series 1984D, (Credit Suisse First
              Boston Corporation LOC),
              4.000% 05/01/14**...................       2,100
   6,205    Azle, Texas, Independent School
              District, GO Prerefunded, Series
              1997A,
              6.000% 02/15/00.....................       6,281
  16,180    Dallas-Fort Worth, Texas,
              International Airport Facility,
              Revenue, (Airport
              Facilities - Flightsafety Project)
              Series 1999, AMT, (OBH, Inc.
              Guarantee),
              3.900% 07/01/32**#..................      16,180

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,700    Grand Prairie, Texas, Housing Finance,
              Multi-Family Housing Revenue, Series
              1993, (General Electric Credit
              Corporation Guarantee),
              3.850% 06/01/10**...................  $    6,700
   2,300    Grapevine, Texas, Industrial
              Development Corporation, Airport
              Revenue, (Southern Air
              Transportation Project) Series 1993,
              (Bank One Texas N.A. LOC),
              3.850% 03/01/10**...................       2,300
   2,500    Grapevine, Texas, Industrial
              Development Corporation, Revenue,
              (American Airlines, Inc. Project)
              Series 1984A-1, (Morgan Guaranty
              Trust LOC),
              3.800% 12/01/24**...................       2,500
   2,000    Grapevine, Texas, Industrial
              Development Corporation, Revenue,
              (American Airlines, Inc. Project)
              Series 1984A-4, (Morgan Guaranty
              Trust LOC),
              3.800% 12/01/24**...................       2,000
     200    Grapevine, Texas, Industrial
              Development Corporation, Revenue,
              (American Airlines, Inc. Project)
              Series 1984B-1, (Morgan Guaranty
              Trust LOC),
              3.800% 12/01/24**...................         200
   1,400    Grapevine, Texas, Industrial
              Development Corporation, Revenue,
              (American Airlines, Inc. Project)
              Series 1984B-2, (Morgan Guaranty
              Trust LOC),
              3.800% 12/01/24**...................       1,400
   1,000    Grapevine, Texas, Industrial
              Development Corporation, Revenue,
              (American Airlines, Inc. Project)
              Series 1984B-4, (Morgan Guaranty
              Trust LOC),
              3.800% 12/01/24**...................       1,000
   4,500    Guadalupe-Blanco, Texas, River
              Authority, Revenue Refunding,
              (Central Power & Light Company
              Project) Series 1995, (ABN AMRO Bank
              N.V. LOC),
              3.800% 11/01/15**...................       4,500
   7,600    Gulf Coast, Texas, Industrial
              Development Authority, Marine
              Terminal Revenue, (Amoco Oil Company
              Project) Series 1993, AMT, (BP Amoco
              plc Guarantee),
              4.000% 04/01/28**...................       7,600
   3,400    Gulf Coast, Texas, Waste Disposal
              Authority, PCR, (Amoco Oil Company
              Project) Series 1994, AMT, (BP Amoco
              plc Guarantee),
              4.000% 06/01/24**...................       3,400
   4,000    Gulf Coast, Texas, Waste Disposal
              Authority, Texas Environmental
              Facilities Revenue, (Amoco Oil
              Company Project) Series 1997, AMT,
              (BP Amoco plc Guarantee),
              4.000% 01/01/26**...................       4,000

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 6,250    Harris County, Texas, Health
              Facilities Development Corporation,
              Hospital Revenue, (Methodist
              Hospital Project) Series 1997,
              (Morgan Guaranty Trust SBPA,
              Methodist Hospital SBPA),
              3.950% 12/01/26**...................  $    6,250
  21,800    Harris County, Texas, Health
              Facilities Development Revenue,
              (Methodist Hospital Project) Series
              1994, (Morgan Guaranty Trust SBPA,
              Methodist Hospital SBPA),
              3.950% 12/01/25**...................      21,800
   1,000    Lone Star, Texas, Airport Improvement
              Authority, Revenue, (American
              Airlines Inc. Project) Series
              1984A-5, (Royal Bank of Canada LOC),
              3.800% 12/01/14**...................       1,000
   1,700    Lone Star, Texas, Airport Improvement
              Authority, Revenue, (American
              Airlines, Inc. Project) Series
              1984A-1, (Royal Bank of Canada LOC),
              3.800% 12/01/14**...................       1,700
   1,400    Lone Star, Texas, Airport Improvement
              Authority, Revenue, (American
              Airlines, Inc. Project) Series
              1984A-2, (Royal Bank of Canada LOC),
              3.800% 12/01/14**...................       1,400
   1,200    Lone Star, Texas, Airport Improvement
              Authority, Revenue, (American
              Airlines, Inc. Project) Series
              1984B-1, (Royal Bank of Canada LOC),
              3.800% 12/01/14**...................       1,200
   2,000    Lone Star, Texas, Airport Improvement
              Authority, Revenue, (American
              Airlines, Inc. Project) Series
              1984B-2, (Royal Bank of Canada LOC),
              3.800% 12/01/14**...................       2,000
   1,100    Lone Star, Texas, Airport Improvement
              Authority, Revenue, (American
              Airlines, Inc. Project) Series
              1984B-5, (Royal Bank of Canada LOC),
              3.800% 12/01/14**...................       1,100
   4,300    McAllen, Texas, Health Facilities
              Development Revenue, (McAllen
              Associates Number One Project)
              Series 1984, (PNC Bank, N.A. LOC),
              3.900% 12/01/24**...................       4,300
   1,200    Nueces County, Texas, Health
              Facilities Development Corporation,
              Revenue, (Driscoll Foundation
              Childrens Hospital Project) Series
              1985, (Bank One of Texas, N.A. LOC),
              3.850% 07/01/15**...................       1,200
   3,300    Panhandle-Plains, Texas, Higher
              Education Authority, Student Loan
              Revenue, Series 1991B, AMT, (Student
              Loan Marketing Guarantee),
              3.750% 06/01/21**...................       3,300

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            TEXAS -- (CONTINUED)
 $ 5,000    Panhandle-Plains, Texas, Higher
              Education Authority, Student Loan
              Revenue, Series 1997Y, AMT, (Student
              Loan Marketing Guarantee),
              3.750% 10/01/02**...................  $    5,000
   6,000    Port of Corpus Christi, Texas,
              Industrial Development Corporation,
              Environmental Facilities Revenue,
              (Citgo Petroleum Corporation
              Project) Series 1998, AMT, (Bank One
              Oklahoma N.A. LOC),
              4.000% 08/01/28**...................       6,000
   1,200    Sabine River Authority, Texas, PCR
              Refunding, (Texas Utilities Electric
              Company Project) Series 1996, (AMBAC
              Insured, Bank of New York SBPA),
              3.800% 03/01/26**...................       1,200
   4,100    Sabine River Authority, Texas, PCR,
              (Texas Utilities Electric Company
              Project) Series 1995A, AMT, (Morgan
              Guaranty Trust LOC),
              3.900% 04/01/30**...................       4,100
   8,000    Sulphur Springs, Texas, IDR, (Hon
              Industries Inc., Project) Series
              1985, (Northern Trust Company LOC),
              3.850% 12/01/13**#..................       8,000
   5,000    Texas Municipal Gas Corporation, Gas
              Reserves Revenue, Sr. Lien, Series
              1998, (FSA Insured, Societe Generale
              SBPA),
              3.750% 01/15/23**...................       5,000
  60,000    Texas State, TRAN, Series 1999A,
              4.500% 08/31/00.....................      60,425
   1,000    Trinity River, Texas, Industrial
              Development Authority, Revenue,
              (Toys R Us - Nytex Inc. Project)
              Series 1984, (Bankers Trust Company
              LOC),
              3.875% 11/01/14**#..................       1,000
   1,400    West Side Calhoun County, Texas,
              Development Corporation, PCR, (Sohio
              Chemical Corporation Project) Series
              1985, (BP Amoco plc Guarantee),
              3.950% 12/01/15**...................       1,400
                                                    ----------
                                                       199,136
                                                    ----------
            UTAH -- 2.1%
   9,900    Intermountain Power Agency, Utah,
              Power Supply Revenue, Series 1996,
              (FSA Insured, Chase Manhattan Bank
              LOC, Chase Manhattan SBPA),
              3.850% 07/01/03**#(++)..............       9,900
  17,300    Salt Lake City, Utah, Revenue, (IHC
              Health Services, Inc. Project)
              Series 1990A, (Westdeutsche
              Landesbank Girozentrale SBPA),
              3.750% 01/01/20**...................      17,300

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            UTAH -- (CONTINUED)
 $ 2,000    Salt Lake County, Utah, PCR Refunding,
              (British Petroleum Company - Service
              Station Holdings, Inc. Project)
              Series 1994B, (BP Amoco plc
              Guarantee),
              3.950% 08/01/07**...................  $    2,000
                                                    ----------
                                                        29,200
                                                    ----------
            VERMONT -- 0.1%
   1,500    Vermont Educational and Health
              Buildings Financing Agency, Revenue,
              (Middlebury College Project) Series
              1988A, Mandatory Put 11/01/99,
              3.100% 11/01/27**...................       1,500
                                                    ----------
            VIRGINIA -- 1.0%
   5,800    Albemarle County, Virginia, Industrial
              Development Authority, Health
              Services Revenue, (University of
              Virginia Health Services Foundation
              Project) Series 1996, (First Union
              National Bank LOC),
              3.800% 02/01/26**...................       5,800
   6,825    Madison County, Virginia, Industrial
              Development Authority, Revenue,
              (Madison Wood Preservers Project)
              Series 1998, AMT, (Wachovia Bank of
              North Carolina LOC),
              3.900% 06/01/13**#..................       6,825
   1,575    Winchester, Virginia, Industrial
              Development Authority, Revenue,
              (Midwesco Filter Resource, Inc.
              Project) Series 1995, (Harris Trust
              & Savings Bank LOC),
              4.100% 08/01/07**...................       1,575
                                                    ----------
                                                        14,200
                                                    ----------
            WASHINGTON -- 0.8%
     800    Port of Skagit County, Washington,
              Industrial Development Corporation,
              Revenue, (Cascade Clear Water
              Company Project) Series 1995, AMT,
              (Key Bank N.A. LOC),
              4.000% 12/01/20**#..................         800
  10,500    Washington State Public Power Supply
              Systems, GO, (MBIA Insured, Credit
              Suisse First Boston SBPA), Mandatory
              Put 10/06/99,
              3.000% 07/01/18.....................      10,500
                                                    ----------
                                                        11,300
                                                    ----------
            WEST VIRGINIA -- 0.2%
   1,500    Marshall County, West Virginia, PCR,
              (Mountaineer Carbon Company Project)
              Series 1985, (BP Amoco plc
              Guarantee),
              3.950% 12/01/20**...................       1,500
   1,200    Ohio County, West Virginia, IDR, (Ohio
              Valley - Clarksburg Drug Company
              Project) Series 1986, AMT, (PNC Bank
              of Ohio, N.A. LOC),
              3.600% 12/01/01**#..................       1,200
                                                    ----------
                                                         2,700
                                                    ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                               VALUE
  (000)                                               (000)
--------------------------------------------------------------
            WISCONSIN -- 1.8%
 $13,500    Kenosha, Wisconsin, Unified School
              District No. 001, TRAN, Series
              1999A,
              4.150% 10/06/00.....................  $   13,552
     880    Milwaukee, Wisconsin, IDR, (Mandel
              Company Project) Series 1997, AMT,
              (US Bank, N.A. LOC),
              4.000% 04/01/07**...................         880
   4,450    Pleasant Prairie, Wisconsin, IDR,
              (Nucon Corporation Project) Series
              1995, AMT, (American National Bank &
              Trust Company LOC),
              3.900% 02/01/22**#..................       4,450
   3,750    Sun Prairie, Wisconsin, Area School
              District, TRAN, Series 1999,
              4.000% 08/23/00.....................       3,761
   3,000    Watertown, Wisconsin, Unified School
              District, TRAN, Series 1998,
              3.100% 10/28/99.....................       3,000
                                                    ----------
                                                        25,643
                                                    ----------
            WYOMING -- 0.1%
   1,300    Sublette County, Wyoming, PCR, (Exxon
              Capital Ventures Project) Series
              1987A, (Exxon Corporation
              Guarantee),
              3.850% 07/01/17**...................       1,300
                                                    ----------
            TOTAL MUNICIPAL
              BONDS AND NOTES
              (Cost $1,426,664)...................   1,426,664
                                                    ----------

SHARES
(000)
------
         INVESTMENT COMPANIES -- 0.0%@@
    50   AIM Tax-Exempt Fund.................            50
    25   Federated Tax-Exempt Money Market
           Fund..............................            25
                                                 ----------
         TOTAL INVESTMENT COMPANIES
           (Cost $75)........................            75
                                                 ----------


                                                   VALUE
-----------------------------------------------------------
         TOTAL INVESTMENTS
           (Cost $1,426,739*).........  100.8%   $1,426,739
                                                 ----------
         OTHER ASSETS AND
           LIABILITIES (NET)..........  (0.8)%
         Cash................................    $    6,557
         Receivable for investment securities
           sold..............................        18,000
         Receivable for Fund shares sold.....        19,016
         Dividends receivable................            52
         Interest receivable.................         6,478
         Prepaid expenses....................             2
         Payable for Fund shares redeemed....        (5,049)
         Investment advisory fee payable.....           (24)
         Administration fee payable..........           (24)
         Shareholder servicing and
           distribution fees payable.........          (369)
         Dividends payable...................        (3,585)
         Payable for investment securities
           purchased.........................       (52,412)
         Accrued Trustees' fees and
           expenses..........................           (17)
         Accrued expenses and other
           liabilities.......................          (443)
                                                 ----------
         TOTAL OTHER ASSETS AND
           LIABILITIES (NET).................       (11,818)
                                                 ----------
         NET ASSETS...................  100.0%   $1,414,921
                                                 ==========
         NET ASSETS CONSIST OF:
         Accumulated net realized loss on
           investments sold..................    $       (2)
         Paid-in capital.....................     1,414,923
                                                 ----------
         NET ASSETS..........................    $1,414,921
                                                 ==========

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations Municipal Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


                                                   VALUE
-----------------------------------------------------------

         NET ASSET VALUE, OFFERING AND
           REDEMPTION PRICE PER SHARE
         CAPITAL CLASS SHARES:
         ($118,219,788 / 118,413,224 shares
           outstanding)......................         $1.00
                                                       ====
         LIQUIDITY CLASS SHARES:
         ($140,011,973 / 140,012,320 shares
           outstanding)......................         $1.00
                                                       ====
         ADVISER CLASS SHARES:
         ($98,782,333 / 98,840,622 shares
           outstanding)......................         $1.00
                                                       ====
         MARKET CLASS SHARES:
         ($159,999,271 / 160,000,010 shares
           outstanding)......................         $1.00
                                                       ====
         DAILY CLASS SHARES:
         ($340,579,937 / 340,587,376 shares
           outstanding)......................         $1.00
                                                       ====
         INVESTOR CLASS SHARES:
         ($61,728,554 / 61,773,999 shares
           outstanding)......................         $1.00
                                                       ====
         TRUST CLASS SHARES:
         ($495,599,000 / 495,599,000 shares
           outstanding)......................         $1.00
                                                       ====

---------------

 * Aggregate cost for Federal income tax purposes.

 ** Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 1999. These securities are subject to demand features of either one, seven or thirty days.

 (++) Restricted Security (Note 5).

 # Securities are not registered under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 ## Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

 @@ Amount represents less than 0.1%.

Nations Municipal Reserves Fund had the following industry concentrations greater than 10% at September 30, 1999 (as a percentage of net assets):

   HealthCare Revenue                                                   14.7%
   Pollution Control Revenue                                            12.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves Fund
  STATEMENT OF NET ASSETS                      SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            MUNICIPAL BONDS AND NOTES -- 99.0%
            CALIFORNIA -- 95.5%
 $ 7,740    Alameda Corridor Transportation
              Authority, California, Revenue,
              Series 1999CMC-1,
              3.650% 10/01/13**#.................  $    7,740
  10,000    Alameda, California, Public Financing
              Authority Revenue, (Alameda Point &
              Improvement Project) Series 1999A,
              3.250% 09/01/12**..................      10,000
   5,500    Anaheim, California, Unified High
              School District, Certificates of
              Participation, (School Faculty
              Bridging Funding Project) Series
              1999, (FSA Insured, First Union
              National Bank SBPA),
              3.500% 09/01/13**..................       5,500
   3,012    California Department of Water
              Resources, Water Revenue, Series 1,
              2.950% 11/17/99....................       3,012
   3,500    California Educational Facilities
              Authority, Revenue, (Foundation for
              Educational Achievement Project)
              Series 1996A, (Banque Nationale de
              Paris LOC),
              3.400% 07/01/26**..................       3,500
   1,200    California Health Facilities Finance
              Authority, Revenue, (UCSF-Stanford
              Healthcare Project) Series 1998B,
              5.000% 11/15/99....................       1,203
  10,995    California Health Facilities Finance
              Authority, Revenue, Series
              1998CMC-6,
              3.650% 06/01/12**#.................      10,995
   4,450    California Health Facilities
              Financing Authority, Revenue
              Refunding, (Memorial Health
              Services Project) Series 1994,
              3.450% 10/01/24**..................       4,450
   1,000    California Health Facilities
              Financing Authority, Revenue,
              (Catholic Healthcare West Project)
              Series 1995C, (MBIA Insured,
              Rabobank Nederland SBPA),
              3.400% 07/01/11**..................       1,000
   8,770    California Health Facilities
              Financing Authority, Revenue,
              (Kaiser Permanente Project) Series
              1989A,
              7.000% 10/01/99....................       8,945
  22,000    California Housing Finance Agency,
              (Single-Family Mortgage Progam)
              Series 1999E-II, AMT,
              3.400% 08/01/00....................      22,000
  11,950    California Housing Finance Agency,
              Housing Revenue,
              3.550% 08/01/16**..................      11,950
   2,000    California Housing Finance Agency,
              Multi-Unit Rental Housing Revenue,
              Series 1992A, (MBIA Insured),
              3.400% 08/01/07**..................       2,000
   3,020    California Housing Finance Agency,
              Multi-Unit Rental Housing Revenue,
              Series 1992A, (MBIA Insured),
              3.400% 08/01/08**..................       3,020

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 4,210    California Housing Finance Agency,
              Revenue, Series 1993PA-58,
              3.520% 02/01/24**#.................  $    4,210
   3,190    California Housing Finance Agency,
              Single-Family Mortgage Revenue,
              Series 1999B, Class IV, AMT, (FGIC
              Insured),
              3.000% 02/01/00....................       3,190
   4,200    California Pollution Control Finance
              Authority, PCR, (Southern
              California Edison Project) Series
              1985B,
              3.100% 03/01/08....................       4,200
   7,000    California Pollution Control Finance
              Authority, PCR, (Southern
              California Edison Project) Series
              1985B,
              3.350% 03/01/08....................       7,000
  13,350    California Pollution Control Finance
              Authority, PCR, (Southern
              California Edison Project) Series
              1985D,
              3.300% 03/01/08....................      13,350
   1,000    California Pollution Control
              Financing Authority, PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project) Series 1996B,
              AMT, (Rabobank Nederland LOC),
              3.350% 12/01/16**..................       1,000
  14,570    California Pollution Control
              Financing Authority, PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project) Series 1996G,
              3.750% 02/01/16**..................      14,570
   6,600    California Pollution Control
              Financing Authority, PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project) Series 1997A,
              (Toronto Dominion Bank LOC),
              3.700% 12/01/18**..................       6,600
   2,400    California Pollution Control
              Financing Authority, PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project) Series 1997B,
              AMT, (Deutsche Bank A.G. LOC),
              3.750% 11/01/26**..................       2,400
  97,000    California Pollution Control
              Financing Authority, PCR Refunding,
              (Pacific Gas and Electric
              Corporation Project) Series 1997C,
              AMT, (KBC Bank N.V. LOC),
              3.750% 11/01/26**..................      97,000
   3,790    California Pollution Control
              Financing Authority, PCR, (Chevron
              USA, Inc. Project) Series 1984,
              3.100% 05/15/02....................       3,792
   3,700    California Pollution Control
              Financing Authority, PCR, (Shell
              Oil Company Project) Series 1991A,
              3.450% 10/01/08**..................       3,700

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 3,000    California Pollution Control
              Financing Authority, PCR, (Shell
              Oil Company Project) Series 1991A,
              3.450% 10/01/10**..................  $    3,000
  15,100    California Pollution Control
              Financing Authority, PCR, (Southern
              California Edison Company Project)
              Series 1985B,
              3.150% 10/27/99....................      15,100
   3,500    California Pollution Control
              Financing Authority, PCR, (Southern
              California Edison Company Project)
              Series 1985C,
              3.350% 03/01/08....................       3,500
  20,000    California Pollution Control
              Financing Authority, PCR, (Southern
              California Edison Company Project)
              Series 1985C,
              3.400% 03/01/08....................      20,000
   3,600    California Pollution Control
              Financing Authority, Resource
              Recovery PCR, (Delano Project)
              Series 1990, AMT, (ABN-AMRO Bank
              N.V. LOC),
              3.850% 08/01/19**..................       3,600
  24,000    California Pollution Control
              Financing Authority, Resource
              Recovery Revenue, (Atlantic
              Richfield Company Project) Series
              1994A,
              3.850% 12/01/24**..................      24,000
   1,900    California Pollution Control
              Financing Authority, Solid Waste
              Disposal Revenue, (Santa Clara
              Valley Industries Project) Series
              1998A, AMT,
              3.600% 03/01/18**..................       1,900
   1,000    California Pollution Control
              Financing Authority, Solid Waste
              Disposal Revenue, (Shell Oil
              Company Martinez Project) Series
              1994A, AMT,
              3.750% 10/01/24**..................       1,000
   2,000    California Pollution Control
              Financing Authority, Solid Waste
              Disposal Revenue, (Shell Oil
              Company Martinez Project) Series
              1994B,
              3.750% 12/01/24**..................       2,000
  17,270    California State Department of Water
              Resources,
              3.800% 12/01/29**#.................      17,270
   1,000    California State Department of Water
              Resources, Water Systems Revenue,
              (Center Valley Project) Series
              1992J-2,
              5.200% 12/01/99....................       1,003
   1,950    California State Economic Development
              Financing Authority, IDR, (Volk
              Enterprises, Inc. Project) Series
              1996, (Harris Trust & Savings Bank
              LOC),
              3.450% 06/01/21**..................       1,950
   1,100    California State, Economic
              Development Financing Authority,
              IDR, (Calco LLC Project) Series
              1997, (Wells Fargo Bank N.A. LOC),
              3.750% 04/01/27**..................       1,100

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 1,000    California State, Floating Rate
              Receipts, Series 1996-SG86,
              3.850% 08/01/15**#.................  $    1,000
   8,385    California State, Floating Rate
              Receipts, Series 1997-SG95,
              3.520% 09/01/16**#.................       8,385
   3,975    California State, GO Municipal Trust
              Receipts, Series 1996-SGB-7, (FGIC-
              TCRS Insured),
              3.620% 09/01/21**(++)..............       3,975
  40,000    California State, GO,
              3.050% 10/21/99....................      40,001
  35,000    California State, GO, Floating Rate
              Receipts, Series 1998-PT1072,
              3.520% 02/01/21**#.................      35,000
  15,950    California State, GO, Municipal Trust
              Receipts, Series 1997-SGA54, (AMBAC
              Insured, Societe Generale SBPA),
              3.470% 06/01/21**#.................      15,950
   8,400    California Statewide Communities
              Development Authority, Certificates
              of Participation, (North California
              Retired Officers Project) Series
              1996,
              3.800% 06/01/26**..................       8,400
   3,000    California Statewide Communities
              Development Authority, Certificates
              of Participation, (University
              Retirement Community at Davis
              Project) Series 1998, (Bank of
              Scotland LOC),
              3.700% 11/15/28**..................       3,000
   1,000    California Statewide Communities
              Development Authority, Lease
              Revenue, Floating Rate Receipts,
              Series 1999-PA457,
              3.650% 10/01/33**(++)..............       1,000
   6,240    California Statewide Communities
              Development Authority, Multi-Family
              Revenue, Floating Rate Receipt,
              Series 1999-PT1161,
              3.820% 12/01/41**#.................       6,240
  12,900    California Statewide Communities
              Development Authority, Solid Waste
              Facilities Revenue, (Chevron USA
              Inc. Project) Series 1994, AMT,
              (GTY-AGMT, Chevron Corporation),
              3.800% 12/15/24**..................      12,900
  25,940    California Statewide Communities
              Development Authority, Special
              Facilities Revenue, Series 1999,
              3.650% 10/01/34**(++)..............      25,940
  15,000    California, GO,
              2.900% 10/19/99....................      15,000
  25,000    California, GO,
              3.000% 10/21/99....................      25,000
  25,000    California, GO,
              3.200% 10/21/99....................      25,000
  15,100    California, GO,
              3.150% 04/01/04**(++)..............      15,100

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $10,000    California, GO,
              3.800% 02/01/06**#.................  $   10,000
  25,420    Castaic Lake, California, Water
              Agency, Certificates of
              Participation, (Water Systems
              Improvement Project) Series 1990,
              7.350% 08/01/00....................      26,710
   3,000    Chula Vista, California, IDR, (San
              Diego Gas & Electric Company
              Project) Series 1992C, AMT,
              3.400% 01/20/00....................       3,000
  11,000    Chula Vista, California, IDR, (San
              Diego Gas and Electric Company
              Project) Series 1992B, AMT,
              3.400% 12/01/27**..................      11,000
  13,000    City of Long Beach, California, GO,
              3.800% 05/15/15**#.................      13,000
   7,500    Contra Costa County, California,
              Multi-Family Housing Revenue, (Park
              Regency Project) Series 1992A,
              (State Street Bank and Trust LOC),
              3.350% 08/01/32**..................       7,500
   8,230    Contra Costa County, California,
              Multi-Family Housing Revenue,
              Series 1999,
              3.820% 12/01/41**#.................       8,230
   3,020    Duarte, California, Certificates of
              Participation, (Hope National
              Medical Center Project) Series
              1993,
              5.500% 04/01/00....................       3,055
  12,035    Eastern Municipal Water District,
              California, Water and Sewer
              Revenue, Certificates of
              Participation, Series 1993B, (FGIC
              Insured),
              3.400% 07/01/20**..................      12,035
   9,790    Fremont, California, Multi-Family
              Housing Revenue, (Mission Wells
              Project) Series 1985E,
              3.500% 09/01/14**..................       9,790
  17,000    Golden Empire Schools Financing
              Authority, California, Lease
              Revenue, (Kern High School District
              Project) Series 1999, (Canadian
              Imperial Bank of Commerce LOC),
              3.100% 08/01/29....................      17,000
  17,800    Hayward, California, Multi-Family
              Housing Revenue, (Shorewood
              Project) Series 1984A, (FGIC
              Insured),
              3.400% 08/01/14**..................      17,800
   4,865    Indio, California, Multi-Family
              Housing Revenue, (Western Federal
              Savings Project) Series 1985,
              (Wells Fargo and Company LOC),
              3.550% 06/01/05**..................       4,865
   1,000    Local Government Finance Authority,
              California, Revenue Refunding,
              (Bunker Hill Project) Series 1989,
              Prerefunded 12/01/99 @ 102, (AMBAC
              Insured),
              6.750% 12/01/99....................       1,026

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $16,400    Long Beach, California, Harbor
              Revenue, AMT,
              3.050% 03/04/23....................  $   16,400
   3,500    Long Beach, California, Health
              Facilities, Revenue, (Memorial
              Health Services Project) Series
              1991,
              3.500% 10/01/16**..................       3,500
   9,995    Long Beach, California, Revenue,
              Municipal Securities Trust
              Receipts, Series 1998-CMC1,
              3.600% 05/15/07**#.................       9,995
  14,060    Los Angeles County, California,
              Capital Asset Lease Corporation,
              Revenue,
              2.800% 10/08/99....................      14,060
  18,250    Los Angeles County, California,
              Certificates of Participation,
              (Schools Pooled Financing Program)
              Series 1999A, (FSA Insured),
              4.000% 06/30/00....................      18,365
   5,500    Los Angeles County, California,
              Metropolitan Transportation
              Authority, Revenue, Series
              1996SGB-3, (FSA Insured),
              3.620% 07/01/16**#.................       5,500
   2,100    Los Angeles County, California,
              Metropolitan Transportation
              Authority, Sales Tax Revenue,
              Series 1996-54,
              3.520% 07/01/17**#.................       2,100
  13,355    Los Angeles County, California,
              Metropolitan Transportation
              Authority, Sales Tax Revenue,
              Series 1998CMC-2,
              3.650% 07/01/11**#.................      13,355
   7,500    Los Angeles County, California,
              Transportation Commission, Sales
              Tax Revenue,
              3.150% 11/09/99....................       7,500
   2,105    Los Angeles County, California,
              Transportation Commission, Sales
              Tax Revenue, Series A,
              2.900% 10/20/99....................       2,105
  20,000    Los Angeles, California, Community
              Redevelopment Agency, Multi-Family
              Housing Revenue, (Academy Village
              Apartments Project) Series 1989A,
              AMT, (UBS AG LOC),
              3.500% 10/01/19**..................      20,000
   3,500    Los Angeles, California, Department
              of Water and Power, Electric
              Revenue, Tax Exempt Commerical
              Paper,
              3.100% 10/05/99....................       3,500
   4,000    Los Angeles, California, Department
              of Water and Power, Tax Exempt
              Commercial Paper, (Bayerische
              Landesbank LOC),
              2.900% 10/20/99....................       4,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $10,000    Los Angeles, California, Department
              of Water and Power, Tax Exempt
              Commercial Paper, (Electric Plant
              Project),
              3.000% 10/13/99....................  $   10,000
  39,500    Los Angeles, California, Department
              of Water and Power, Tax Exempt
              Commercial Paper, (Electric Plant
              Project),
              3.200% 10/13/99....................      39,500
  15,000    Los Angeles, California, Department
              of Water and Power, Tax Exempt
              Commercial Paper, (Electric Plant
              Project),
              2.950% 11/18/99....................      15,000
   8,000    Los Angeles, California, GO TRAN,
              Series 1999,
              4.000% 06/30/00....................       8,039
  20,000    Los Angeles, California, GO TRAN,
              Series 1999,
              4.000% 06/30/00....................      20,094
   2,000    Los Angeles, California, Industrial
              Development Authority, IDR, (Delta
              Tau Data Systems, Inc. Project)
              Series 1998, AMT,
              3.500% 08/01/23**..................       2,000
  17,700    Los Angeles, California, Multi-Family
              Housing Revenue, (Fountain Park
              Project) Series 1999P, AMT,
              3.350% 04/15/33**..................      17,700
  20,000    Los Angeles, California, Unified
              School District, Certificates of
              Participation, (Belmont Learning
              Complex Project) Series 1997A,
              (Commerzbank A.G. LOC),
              3.200% 12/01/17**..................      20,000
   2,000    Los Angeles, California, Wastewater
              Systems Revenue, Series 1990B,
              Prerefunded 06/01/00 @ 102,
              7.150% 06/01/00....................       2,092
   3,100    M-S-R Public Power Agency,
              California, Revenue, (San Juan
              Project) Series 1998F, (MBIA
              Insured),
              3.600% 07/01/22**..................       3,100
  30,000    Metropolitan Water District of
              Southern California, Waterworks
              Revenue Refunding, Series 1996A,
              (AMBAC Insured),
              3.400% 06/01/23**..................      30,000
   8,300    Metropolitan Water District of
              Southern California, Waterworks
              Revenue,
              3.300% 02/08/00....................       8,300
   5,000    Metropolitan Water District of
              Southern California, Waterworks
              Revenue,
              3.300% 02/11/00....................       5,000
   4,750    Metropolitan Water District of
              Southern California, Waterworks
              Revenue, Series 1999,
              3.520% 07/01/27**#.................       4,750

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 6,500    Monterey County, California,
              Financing Authority, Revenue,
              (Reclamation and Distribution
              Projects) Series 1995, (Credit
              Local de France LOC),
              3.450% 09/01/36**..................      $6,500
  16,500    Mountain View, California,
              Multi-Family Housing Revenue,
              (Mariposa Project) Series 1985A,
              (FGIC Insured),
              3.400% 03/01/17**..................      16,500
   5,000    Oakland, California, Unified School
              District of Alameda County, GO
              TRAN, Series 1998,
              3.250% 11/09/99....................       5,002
  14,145    Orange County, California, Apartment
              Development Revenue Refunding,
              (Aliso Creek Project) Series 1992B,
              3.400% 11/01/05**..................      14,145
  19,500    Orange County, California, Apartment
              Development Revenue, (Bear Brand
              Apartments Project) Series 1985Z,
              (KBC Bank N.V. LOC),
              3.250% 11/01/07**..................      19,500
  21,400    Orange County, California, Apartment
              Development Revenue, (Pointe Niguel
              Partners Project) Series 1992C,
              (Freddie Mac LOC),
              3.400% 11/01/05**..................      21,400
  20,000    Orange County, California, Housing
              Authority, Apartment Development
              Revenue Refunding, (Oasis
              Martinique Project) Series 1998I,
              (FNMA Collateral Agreement),
              3.450% 06/15/28**..................      20,000
  25,200    Orange County, California, Sanitation
              Districts, Certificates of
              Participation Refunding, (District
              Nos. 1-3, 5-7 and 11 Projects)
              Series 1992, (AMBAC Insured),
              3.400% 08/01/13**..................      25,200
  14,700    Orange County, California, Sanitation
              Districts, Certificates of
              Participation, (District Nos. 1-3,
              5-7, 11,13 and 14 Projects) Series
              1990, (National Westminster LOC),
              3.500% 08/01/15**..................      14,700
   3,000    Orange County, California, Special
              Assesment Improvement Bond,
              (Assessment District No. 88
              Project) Series 1988-1, (Societe
              Generale LOC),
              3.700% 08/01/17**..................       3,000
   2,600    Orange County, California, Special
              Financing Authority, Revenue,
              Series 1995C, (AMBAC Insured),
              6.150% 11/01/14....................       2,607
 $ 1,250    Paramount, California, Unified School
              District, Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997,
              3.500% 09/01/08**..................  $    1,250

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 1,925    Paramount, California, Unified School
              District, Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997,
              3.500% 09/01/15**..................  $    1,925
   1,940    Paramount, California, Unified School
              District, Certificates of
              Participation, (School Facilities
              Bridge Funding Project) Series
              1997,
              3.500% 09/01/27**..................       1,940
   7,800    Pico Rivera, California,
              Redevelopment Agency, Certificates
              of Participation, (Crossroads Plaza
              Project) Series 1985, (Wachovia
              Bank of Georgia LOC),
              3.300% 12/01/10**..................       7,800
     455    Pomona, California, Public Financing
              Authority, Revenue, (Water
              Facilities Project) Series 1999AA,
              (FSA Insured),
              3.500% 05/01/00....................         456
   4,200    Rancho, California, Water District
              Financing Authority, Revenue,
              Series 1998A, (FGIC Insured),
              3.400% 08/15/29**..................       4,200
   1,500    Riverside County, California,
              Certificates of Participation,
              (Riverside County Public Facilities
              Project) Series 1985B,
              3.250% 12/01/15**..................       1,500
   9,400    Riverside County, California,
              Community Facilities District,
              Special Tax Revenue Refunding,
              Series 1997, (KBC Bank N.V. LOC),
              3.450% 09/01/14**..................       9,400
   2,110    Riverside County, California,
              Industrial Development Authority,
              IDR, (Merrick Engineering, Inc.
              Project) Series 1997, AMT, (Wells
              Fargo Bank N.A. LOC),
              3.750% 03/01/27**..................       2,110
   8,000    Riverside County, California, Special
              Tax Refunding, (Community
              Facilities District No. 89 Project)
              Series 1998-5, (AMBAC Insured),
              3.500% 09/01/28**..................       8,000
   1,325    Riverside County, California, Teeter
              Obligation Notes,
              3.100% 11/17/99....................       1,325
   6,800    Riverside, California, Electric
              Revenue, Series 1998, (AMBAC
              Insured),
              3.650% 10/01/11**#.................       6,800
  10,650    Roseville, California, Finance
              Authority, Hospital Lease Revenue,
              (Roseville Community Hospital
              Project) Series 1989A, (Toronto
              Dominion Bank LOC),
              3.450% 10/01/14**..................      10,650

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 4,500    Sacramento County, California,
              Housing Authority, Multi-Family
              Housing Revenue, (California Plac
              Apartments Project) Series 1997B,
              AMT, (Bank One Arizona, N.A. LOC),
              3.450% 05/01/27**..................  $    4,500
   5,100    Sacramento County, California, Multi-
              Family Housing Revenue, Series
              1985B, (Bank One Arizona, N.A.
              LOC),
              3.400% 04/15/07**..................       5,100
   7,000    Sacramento Municipal Utilities
              District, California, Series 1,
              3.050% 10/21/99....................       7,000
  16,000    Sacramento Municipal Utilities
              District, California, Series 1,
              3.350% 01/20/00....................      16,000
  10,000    Sacramento Municipal Utilities
              District, California, Series 1,
              3.350% 01/26/00....................      10,000
   4,713    Sacramento Municipal Utilities
              District, California, Series 1,
              3.250% 03/07/00....................       4,713
   1,500    Sacramento Municipal Utilities
              District, California, Series 1,
              3.200% 03/10/00....................       1,500
   1,600    San Bernardino County, California,
              Certificates of Participation,
              (County Center Refining Project)
              Series 1996, (Canadian Imperial
              Bank of Commerce LOC),
              3.250% 07/01/15**..................       1,600
   2,500    San Bernardino County, California,
              Certificates of Participation,
              Series 1995, Prerefunded 08/01/05 @
              102,
              3.520% 08/01/28**#.................       2,500
  15,000    San Bernardino County, California,
              GO, TRAN, Series 1999,
              3.750% 09/29/00....................      15,054
   8,000    San Diego County, California, GO,
              TRAN, Series 1999,
              5.000% 09/29/00....................       8,125
   5,200    San Diego County, California,
              Industrial Development Authority,
              (San Diego Gas & Electric Company
              Project) Series A,
              3.350% 01/20/00....................       5,200
  13,885    San Diego, California, Area Local
              Government, Certificates of
              Participation TRAN, Series 1999A,
              4.000% 06/30/00....................      13,967
   5,000    San Diego, California, GO,
              3.350% 01/20/00....................       5,000
   5,000    San Diego, California, GO, TAN,
              Series 1999A,
              4.250% 09/29/00....................       5,042
  10,000    San Diego, California, Housing
              Authority, Multi-Family Housing
              Revenue, (La Cima Ltd. Project)
              Series 1985K,
              3.400% 12/01/22**..................      10,000

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $ 2,200    San Diego, California, Unified School
              District, GO TRAN, Series 1998A,
              4.500% 10/01/99....................  $    2,200
   1,000    San Francisco, California, Bay Area
              Rapid Transit Authority, Series A,
              3.350% 01/26/00....................       1,000
   3,500    San Francisco, California, Bay Area
              Rapid Transit Authority, Series A,
              3.300% 02/10/00....................       3,500
   5,500    San Francisco, California, Bay Area
              Rapid Transit Authority, Series B,
              2.800% 10/08/99....................       5,500
  14,300    San Francisco, California, City and
              County Airport Commission,
              International Airport Revenue,
              Municipal Trust Receipts, Series
              1997SGA-50, AMT, (MBIA Insured),
              3.470% 05/01/16**#.................      14,300
   5,345    San Francisco, California, City and
              County Airport Commission,
              International Airport Revenue,
              Series 1996,
              3.520% 05/01/21**#.................       5,345
   9,775    San Francisco, California, City and
              County Airport Commission,
              International Airport Revenue,
              Series 1997,
              3.520% 05/01/20**#.................       9,775
   4,000    San Francisco, California, City and
              County Public Utilities Commission,
              3.000% 11/10/99....................       4,000
   3,500    San Francisco, California, City and
              County Redevelopment Agency,
              Multi-Family Housing Revenue
              Refunding, (Fillmore Center
              Project) Series 1992B-1, (Credit
              Suisse First Boston LOC),
              3.100% 12/01/17**..................       3,500
  17,200    San Francisco, California, City and
              County Redevelopment Agency,
              Multi-Family Housing Revenue, (3rd
              and Mission Street Project) Series
              1999C, (Bayerische Hypo-Und
              Vereinsbank LOC),
              3.450% 07/01/34**..................      17,200
   6,015    Santa Ana, California, Health
              Facilities Revenue, (Town and
              Country Project) Series 1990,
              (Banque Nationale de Paris LOC),
              3.700% 10/01/20**..................       6,015
  12,000    Santa Clara County, California, TRAN,
              Series 1998,
              4.500% 10/01/99....................      12,000
  16,900    Santa Clara, California, Electric
              Revenue, Series 1985A,
              3.300% 07/01/10**..................      16,900
  55,000    South Coast, California, Local
              Education Agencies, GO TRAN, Series
              1999, (MBIA Insured),
              4.000% 06/30/00....................      55,270

PRINCIPAL
 AMOUNT                                              VALUE
  (000)                                              (000)
-------------------------------------------------------------
            CALIFORNIA -- (CONTINUED)
 $11,819    Southeast California, Resource
              Recovery Facilities Authority,
              Lease Revenue Refunding, Series
              1995B, AMT, (State Street Bank and
              Trust LOC),
              3.350% 12/01/18**..................  $   11,819
   1,900    Southern California Public Power
              Authority, Transmission Revenue,
              (Southern Transmission Project)
              Series 1991, (AMBAC Insured,
              Barclays Bank plc LOC),
              3.200% 07/01/19**..................       1,900
   4,030    Southern Kern, California, Unified
              School District, Certificates of
              Participation, (Building Program)
              Series 1998A, (FSA Insured),
              3.450% 09/01/26**..................       4,030
  11,300    University of California, Revenue,
              Series 1998PT-1057,
              3.520% 09/01/19**#.................      11,300
   3,700    University of California, Revenue,
              Series 1999,
              3.520% 09/01/16**#.................       3,700
  25,000    Ventura County, California, GO TRAN,
              Series 1999,
              4.000% 07/06/00....................      25,148
  29,400    Wateruse Finance Authority,
              California, Revenue, Series 1998,
              (FSA Insured),
              3.600% 05/01/28**..................      29,399
                                                   ----------
                                                    1,609,619
                                                   ----------
            PUERTO RICO -- 3.5%
  10,995    Puerto Rico Commonwealth,
              Infrastructure Financing Authority,
              Special Municipal Security Trust
              Receipts,
              Series 1998-CMC3,
              3.600% 07/01/12**#.................      10,995
  13,900    Puerto Rico Electric Power Authority,
              Power Revenue, Municipal Security
              Trust Receipts, Series 1997-SGA43,
              (Societe Generale LOC),
              3.450% 07/01/22**#.................      13,900
   4,200    Puerto Rico Electric Power Authority,
              Power Revenue, Municipal Security
              Trust Receipts, Series 1997-SGA44,
              (Societe Generale LOC),
              3.450% 07/01/23**#.................       4,200
  10,000    Puerto Rico, Government Development
              Bond,
              3.250% 01/20/00....................      10,000
  20,000    Puerto Rico, Government Development
              Bond,
              3.250% 01/26/00....................      20,000
                                                   ----------
                                                       59,095
                                                   ----------
            TOTAL MUNICIPAL BONDS AND NOTES
              (Cost $1,668,714)..................   1,668,714
                                                   ----------

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
Nations California Tax-Exempt Reserves Fund
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)

                                                   VALUE
                                                   (000)
-----------------------------------------------------------
          TOTAL INVESTMENTS
            (Cost $1,668,714*)........... 99.0%  $1,668,714
                                                 ----------
          OTHER ASSETS AND LIABILITIES
            (NET)..........................1.0%
          Cash.................................  $      130
          Receivable for investment securities
            sold...............................      24,025
          Receivable for Fund shares sold......      13,525
          Interest receivable..................       9,933
          Payable for Fund shares redeemed.....      (3,764)
          Investment advisory fee payable......        (103)
          Administration fee payable...........         (29)
          Shareholder servicing and
            distribution fees payable..........        (624)
          Dividends payable....................      (3,682)
          Payable for investment securities
            purchased..........................     (22,100)
          Accrued Trustees' fees and
            expenses...........................          (2)
          Accrued expenses and other
            liabilities........................        (137)
                                                 ----------
          TOTAL OTHER ASSETS AND LIABILITIES
            (NET)..............................      17,172
                                                 ----------
          NET ASSETS.................... 100.0%  $1,685,886
                                                 ==========
          NET ASSETS CONSIST OF:
          Undistributed net investment
            income.............................  $       61
          Accumulated net realized loss on
            investments sold...................         (57)
          Paid-in capital......................   1,685,882
                                                 ----------
          NET ASSETS...........................  $1,685,886
                                                 ==========
          NET ASSET VALUE, OFFERING AND
            REDEMPTION PRICE PER SHARE
          ADVISER CLASS SHARES:
          ($383,147,140 / 383,185,968 shares
            outstanding).......................       $1.00
                                                       ====
          DAILY CLASS SHARES:
          ($599,817,348 / 599,817,932 shares
            outstanding).......................       $1.00
                                                       ====
          INVESTOR CLASS SHARES:
          ($344,509,638 / 344,529,561 shares
            outstanding).......................       $1.00
                                                       ====
          TRUST CLASS SHARES:
          ($358,411,437 / 358,410,834 shares
            outstanding).......................       $1.00
                                                       ====

---------------

 * Aggregate cost for Federal income tax purposes.

** Variable rate demand notes. The interest rate shown reflects the rate in effect at September 30, 1999. These securities are subject to demand features of either one, seven or thirty days.

(++) Restricted Security (Note 5).

 # Securities are not registered under the Securities Act of 1933, as amended.
   These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Nations California Tax-Exempt Reserves Fund had the following industry concentrations greater than 10% at September 30, 1999 (as a percentage of net assets):

   Multi-Family Housing Revenue                                         13.7%
   Pollution Control Revenue                                            13.4%

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENT OF NET ASSETS (CONTINUED)          SEPTEMBER 30, 1999 (UNAUDITED)


ABBREVIATIONS:

  AMBAC          American Municipal Bond Assurance
                   Corporation
  AMT            Alternative Minimum Tax
  BAN            Bond Anticipation Note
  CFC            Cooperative Finance Corporation
  FGIC           Financial Guaranty Insurance
                   Corporation
  FNMA           Federal National Mortgage Association
  FSA            Financial Security Assurance
  GO             General Obligation
  GTD STD LNS    Guaranteed Student Loans
  IDR            Industrial Development Revenue
  LOC            Letter of Credit
  MBIA           Municipal Bond Insurance Association
  PCR            Pollution Control Revenue
  RAN            Revenue Anticipation Note
  SBPA           Standby Bond Purchase Agreement
  SLMA           Student Loan Marketing Association
  TRAN           Tax and Revenue Anticipation Note

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENTS OF OPERATIONS                                           (UNAUDITED)
For the six months ended September 30, 1999

                                                                       CASH                   MONEY MARKET
                                                                     RESERVES                   RESERVES
                                                                -------------------------------------------
(IN THOUSANDS)
INVESTMENT INCOME:
Interest....................................................    $           558,467        $            41,496
                                                                -------------------        -------------------
EXPENSES:
Investment advisory fee.....................................                 17,835                      1,491
Administration fee..........................................                 10,740                        802
Transfer agent fees.........................................                     89                          7
Custodian fees..............................................                    670                         52
Trustees' fees and expenses.................................                     12                         12
Registration and filing fees................................                    713                        101
Legal and audit fees........................................                    132                         32
Interest expense............................................                     80                         11
Other.......................................................                    131                         65
                                                                -------------------        -------------------
    Subtotal................................................                 30,402                      2,573
Shareholder servicing and distribution fees:
  Liquidity Class Shares....................................                  7,304                         32
  Adviser Class Shares......................................                  4,012                         15
  Market Class Shares.......................................                  4,255                      1,896
  Daily Class Shares........................................                 12,972                          5
  Investor Class Shares.....................................                  3,677                         --
  Trust Class Shares........................................                    647                         --
  Service Class Shares......................................                  1,107                         12
Special management fees (Investor Shares)...................                     --                         --
                                                                -------------------        -------------------
    Total expenses..........................................                 64,376                      4,533
Fees waived by investment advisor, administrator and/or
  distributor...............................................                (14,869)                      (990)
Fees reduced by credits allowed by the custodian............                    (18)                        (2)
                                                                -------------------        -------------------
    Net expenses............................................                 49,489                      3,541
                                                                -------------------        -------------------
NET INVESTMENT INCOME.......................................                508,978                     37,955
                                                                -------------------        -------------------
NET REALIZED GAIN/(LOSS) ON INVESTMENTS.....................                      3                          2
                                                                -------------------        -------------------
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................    $           508,981        $            37,957
                                                                ===================        ===================

---------------

(a) Represents financial information for the Pacific Horizon California Tax-Exempt Money Market Fund, which was reorganized into California Tax-Exempt Reserves on May 14, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

  STATEMENTS OF OPERATIONS  (CONTINUED)                              (UNAUDITED)

                                                                           CALIFORNIA TAX-EXEMPT RESERVES
                                                                      -----------------------------------------
                                                                        FOR THE PERIOD
                                                                        MAY 15, 1999 TO       FOR THE PERIOD
         TREASURY             GOVERNMENT             MUNICIPAL        SEPTEMBER 30, 1999     MARCH 1, 1999 TO
         RESERVES              RESERVES              RESERVES             (UNAUDITED)         MAY 14, 1999(a)
---------------------------------------------------------------------------------------------------------------
    $           129,024   $            34,461   $            18,655   $            19,069   $             9,732
    -------------------   -------------------   -------------------   -------------------   -------------------
                  4,382                 1,180                   925                   946                   324
                  2,586                   690                   568                   645                   324
                     21                     6                     4                     6                    --
                    164                    60                    38                    43                    63
                     12                    12                    12                    10                    17
                    141                    68                   116                    13                    49
                     50                    31                    29                    25                    19
                      3                     2                    --                    --                    --
                    106                    64                    71                   181                    83
    -------------------   -------------------   -------------------   -------------------   -------------------
                  7,465                 2,113                 1,763                 1,869                   879
                  1,142                   269                   470                    --                    --
                  1,580                   395                   106                   342                   348
                  2,950                   786                   344                    --                    --
                  1,343                   206                   477                 1,063                   717
                    362                   312                   143                   565                    --
                    228                    55                   194                   129                    --
                    457                     4                    --                    --                    --
                     --                    --                    --                    --                   385
    -------------------   -------------------   -------------------   -------------------   -------------------
                 15,527                 4,140                 3,497                 3,968                 2,329
                 (3,231)                 (941)               (1,011)                 (381)                 (385)
                     (1)                  (11)                   --                    --                    --
    -------------------   -------------------   -------------------   -------------------   -------------------
                 12,295                 3,188                 2,486                 3,587                 1,944
    -------------------   -------------------   -------------------   -------------------   -------------------
                116,729                31,273                16,169                15,482                 7,788
    -------------------   -------------------   -------------------   -------------------   -------------------
                      2                    --                    --                     3                    --
    -------------------   -------------------   -------------------   -------------------   -------------------
    $           116,731   $            31,273   $            16,169   $            15,485   $             7,788
    ===================   ===================   ===================   ===================   ===================

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       CASH RESERVES
                                                               ---------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                  9/30/99               PERIOD ENDED            YEAR ENDED
                                                                (UNAUDITED)              3/31/99(a)              4/30/98
                                                               ---------------------------------------------------------
(IN THOUSANDS)
Net investment income......................................    $      508,978          $      342,035         $      204,354
Net realized gain/(loss) on investments....................                 3                     (17)                    30
                                                               --------------          --------------         --------------
Net increase/(decrease) in net assets resulting from
  operations...............................................           508,981                 342,018                204,384
Distributions to shareholders from net investment income:
  Capital Class Shares.....................................          (167,979)               (192,707)              (122,110)
  Liquidity Class Shares...................................           (41,493)                (62,927)               (29,597)
  Adviser Class Shares.....................................           (76,056)                (35,908)               (27,433)
  Market Class Shares......................................           (42,835)                (50,493)               (25,214)
  Daily Class Shares.......................................           (95,919)                     --                     --
  Investor Class Shares....................................           (48,612)                     --                     --
  Trust Class Shares.......................................           (31,644)                     --                     --
  Service Class Shares.....................................            (4,440)                     --                     --
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions.........................        19,806,952               2,678,152              2,796,684
                                                               --------------          --------------         --------------
Net increase/(decrease) in net assets......................        19,806,955               2,678,135              2,796,714
NET ASSETS:
Beginning of period........................................         8,159,483               5,481,348              2,684,634
                                                               --------------          --------------         --------------
End of period..............................................    $   27,966,438          $    8,159,483         $    5,481,348
                                                               ==============          ==============         ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of period........    $           27          $           27         $           --
                                                               ==============          ==============         ==============

---------------

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 through March 31, 1999.

 (b) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 15. The numbers reflected are for the period May 16, 1998 through March 31, 1999.

 (c) Represents financial information for the period December 1, 1997 to May 15, 1998 for the Emerald Prime Advantage Institutional Fund, which was reorganized into Money Market Reserves on May 22, 1998. Certain amounts have been reclassified to conform to the current period's presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                 MONEY MARKET RESERVES                                TREASURY RESERVES
    ------------------------------------------------   ------------------------------------------------
      SIX MONTHS                                         SIX MONTHS
        ENDED                                              ENDED
       9/30/99        PERIOD ENDED     PERIOD ENDED       9/30/99        PERIOD ENDED      YEAR ENDED
     (UNAUDITED)       3/31/99(b)       5/15/98(c)      (UNAUDITED)       3/31/99(a)        4/30/98
-------------------------------------------------------------------------------------------------------
    $       37,955   $       32,383   $        3,563   $      116,729   $       89,136   $       49,848
                 2                1               --                2               (2)              --
    --------------   --------------   --------------   --------------   --------------   --------------
            37,957           32,384            3,563          116,731           89,134           49,848
           (18,424)         (11,499)          (3,563)         (27,552)         (23,600)         (13,736)
              (185)             (38)              --           (5,862)         (16,510)         (13,290)
              (292)            (220)              --          (28,642)         (13,783)         (12,530)
           (18,964)         (20,626)              --          (28,272)         (35,243)         (10,292)
               (41)              --               --           (9,410)              --               --
                --               --               --           (4,567)              --               --
                --               --               --          (10,687)              --               --
               (50)              --               --           (1,738)              --               --
           458,189        1,358,049          (59,028)       3,081,581        1,724,192          649,521
    --------------   --------------   --------------   --------------   --------------   --------------
           458,190        1,358,050          (59,028)       3,081,582        1,724,190          649,521
         1,476,930          118,880          177,908        3,201,913        1,477,723          828,202
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,935,120   $    1,476,930   $      118,880   $    6,283,495   $    3,201,913   $    1,477,723
    ==============   ==============   ==============   ==============   ==============   ==============
    $            4   $            4   $            4   $           --   $           --   $           --
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                                    GOVERNMENT RESERVES
                                                               -------------------------------------------------------------
                                                                 SIX MONTHS
                                                                   ENDED
                                                                  9/30/99               PERIOD ENDED            YEAR ENDED
                                                                (UNAUDITED)              3/31/99(a)              4/30/98
                                                               -------------------------------------------------------------
(IN THOUSANDS)
Net investment income......................................    $       31,273          $       27,860         $       24,685
Net realized gain/(loss) on investments....................                --                       2                     --
                                                               --------------          --------------         --------------
Net increase/(decrease) in net assets resulting from
  operations...............................................            31,273                  27,862                 24,685
Distributions to shareholders from net investment income:
  Capital Class Shares.....................................            (7,083)                 (8,013)                (9,042)
  Liquidity Class Shares...................................            (1,460)                 (2,138)                (1,783)
  Adviser Class Shares.....................................            (7,196)                 (4,419)                (2,427)
  Market Class Shares......................................            (7,556)                (13,290)               (11,433)
  Daily Class Shares.......................................            (1,493)                     --                     --
  Investor Class Shares....................................            (3,896)                     --                     --
  Trust Class Shares.......................................            (2,573)                     --                     --
  Service Class Shares.....................................               (16)                     --                     --
Net increase/(decrease) in net assets from shares of
  beneficial interest transactions.........................         1,120,387                 143,903                192,840
                                                               --------------          --------------         --------------
Net increase/(decrease) in net assets......................         1,120,387                 143,905                192,840
NET ASSETS:
Beginning of period........................................           711,948                 568,043                375,203
                                                               --------------          --------------         --------------
End of period..............................................    $    1,832,335          $      711,948         $      568,043
                                                               ==============          ==============         ==============
Undistributed net investment income/(distributions in
  excess of net investment income) at end of period........    $           --          $           --         $           --
                                                               ==============          ==============         ==============

---------------

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 through March 31, 1999.

 (b) Represents financial information for the Pacific Horizon California Tax-Exempt Money Market Fund, which was reorganized into California Tax-Exempt Reserves on May 14, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                   MUNICIPAL RESERVES
    ------------------------------------------------            CALIFORNIA TAX-EXEMPT RESERVES
      SIX MONTHS                                       ------------------------------------------------
        ENDED                                           PERIOD ENDED
       9/30/99        PERIOD ENDED      YEAR ENDED        9/30/99        PERIOD ENDED      YEAR ENDED
     (UNAUDITED)       3/31/99(a)        4/30/98        (UNAUDITED)       5/14/99(b)       2/28/99(b)
-------------------------------------------------------------------------------------------------------
    $       16,169   $        9,267   $        8,161   $       15,482   $        7,788   $       39,877
                --               (1)              --                3               --               (3)
    --------------   --------------   --------------   --------------   --------------   --------------
            16,169            9,266            8,161           15,485            7,788           39,874
            (2,496)          (3,033)          (2,352)              --               --               --
            (1,624)          (1,555)          (1,798)              --               --               --
            (1,209)          (1,437)            (948)          (4,052)          (3,459)         (18,045)
            (2,023)          (3,242)          (3,063)              --               --               --
            (1,978)              --               --           (4,033)          (1,658)          (6,658)
            (1,112)              --               --           (3,928)          (2,671)         (15,175)
            (5,727)              --               --           (3,469)              --               --
                --               --               --               --               --               --
         1,009,826          155,836           49,287          213,624         (112,293)         142,918
    --------------   --------------   --------------   --------------   --------------   --------------
         1,009,826          155,835           49,287          213,627         (112,293)         142,914
           405,095          249,260          199,973        1,472,259        1,584,552        1,441,638
    --------------   --------------   --------------   --------------   --------------   --------------
    $    1,414,921   $      405,095   $      249,260   $    1,685,886   $    1,472,259   $    1,584,552
    ==============   ==============   ==============   ==============   ==============   ==============
    $           --   $           --   $           --   $           61   $           61   $           61
    ==============   ==============   ==============   ==============   ==============   ==============

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  STATEMENT OF CASH FLOWS                                            (UNAUDITED)
For the six months ended September 30, 1999

                                                                     TREASURY RESERVES
                                                                           (000)
                                                                ----------------------------
CASH FLOWS FROM OPERATING AND INVESTING ACTIVITIES:
  Investment income received................................    $    117,190
  Payment of operating expenses.............................         (10,046)
  Net proceeds from reverse repurchase agreements
  outstanding...............................................         718,178
  Net purchases of short-term investments...................      (4,729,006)
                                                                ------------
Cash used by operating and investing activities.............                     $(3,903,684)
CASH FLOWS FROM FINANCING ACTIVITIES:
  Proceeds from Fund shares sold............................      30,176,117
  Payment on shares redeemed................................     (26,218,974)
  Distributions paid*.......................................         (53,531)
  Interest expense..........................................              (3)
                                                                ------------
Cash provided by financing activities.......................                       3,903,609
                                                                                 -----------
  Decrease in cash..........................................                     $       (75)
  Cash at beginning of period...............................                             (10)
                                                                                 -----------
  Cash at end of period.....................................                     $       (85)
                                                                                 ===========
RECONCILIATION OF NET INCREASE IN NET ASSETS FROM OPERATIONS
  TO CASH PROVIDED BY OPERATING AND INVESTING ACTIVITIES:
Net increase in net assets resulting from operations........                     $   116,731
  Increase in investments...................................    $ (4,438,146)
  Increase in payable for reverse repurchase agreement
  transactions..............................................         718,178
  Increase in interest and dividends receivable.............         (16,879)
  Increase in receivable for investments sold...............      (4,891,279)
  Increase in payable for investments sold..................       4,605,462
  Decrease in other assets..................................             112
  Increase in accrued expenses and other payables...........           2,137
                                                                ------------
Cash used by operating and investing activities.............                     $(3,903,684)
                                                                                 ===========

---------------

* Non-cash activities include reinvestment of dividends of $46,995.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  SCHEDULES OF CAPITAL STOCK ACTIVITY*

                                                                                    CASH RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999      PERIOD ENDED         YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 1999(a)    APRIL 30, 1998
                                                               ------------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................     $ 51,567,492         $ 41,082,851        $ 27,029,347
  Issued in exchange for Horizon Shares of Pacific Horizon
    Prime Fund (Note 8).....................................        3,443,782                   --                  --
  Issued as reinvestment of dividends.......................           68,256               76,006              64,512
  Redeemed..................................................      (51,096,311)         (39,830,977)        (25,726,549)
                                                                 ------------         ------------        ------------
  Net increase/(decrease)...................................     $  3,983,219         $  1,327,880        $  1,367,310
                                                                 ============         ============        ============
LIQUIDITY CLASS SHARES:
  Sold......................................................     $  7,055,207         $  9,418,989        $  8,183,907
  Issued as reinvestment of dividends.......................           20,742               42,070              18,291
  Redeemed..................................................       (7,014,135)          (9,145,542)         (7,514,186)
                                                                 ------------         ------------        ------------
  Net increase/(decrease)...................................     $     61,814         $    315,517        $    688,012
                                                                 ============         ============        ============
ADVISER CLASS SHARES:
  Sold......................................................     $ 23,370,584         $  4,388,779        $  3,993,186
  Issued in exchange for Horizon Service Shares of Pacific
    Horizon Prime Fund (Note 8).............................        3,971,137                   --                  --
  Issued as reinvestment of dividends.......................           48,443               32,287              20,314
  Redeemed..................................................      (24,306,766)          (4,223,311)         (3,588,638)
                                                                 ------------         ------------        ------------
  Net increase/(decrease)...................................     $  3,083,398         $    197,755        $    424,862
                                                                 ============         ============        ============
MARKET CLASS SHARES:
  Sold......................................................     $  2,099,000         $  1,898,000        $  1,504,300
  Issued as reinvestment of dividends.......................               --                   --                  --
  Redeemed..................................................       (1,375,500)          (1,061,000)         (1,187,800)
                                                                 ------------         ------------        ------------
  Net increase/(decrease)...................................     $    723,500         $    837,000        $    316,500
                                                                 ============         ============        ============
DAILY CLASS SHARES:
  Sold......................................................     $ 27,532,172         $         --        $         --
  Issued in exchange for S Shares of Pacific Horizon Prime
    Fund (Note 8)...........................................        1,587,435                   --                  --
  Issued in exchange for X Shares of Pacific Horizon Prime
    Fund (Note 8)...........................................        2,180,033                   --                  --
  Issued as reinvestment of dividends.......................           65,456                   --                  --
  Redeemed..................................................      (24,187,828)                  --                  --
                                                                 ------------         ------------        ------------
  Net increase/(decrease)...................................     $  7,177,268         $         --        $         --
                                                                 ============         ============        ============
INVESTOR CLASS SHARES:
  Sold......................................................     $  6,358,596         $         --        $         --
  Issued in exchange for Pacific Horizon Shares of Pacific
    Horizon Prime Fund (Note 8).............................        2,543,535                   --                  --
  Issued as reinvestment of dividends.......................           34,074                   --                  --
  Redeemed..................................................       (6,069,680)                  --                  --
                                                                 ------------         ------------        ------------
  Net increase/(decrease)...................................     $  2,866,525         $         --        $         --
                                                                 ============         ============        ============
TRUST CLASS SHARES:
  Sold......................................................     $  4,865,666         $         --        $         --
  Issued as reinvestment of dividends.......................               39                   --                  --
  Redeemed..................................................       (3,269,345)                  --                  --
                                                                 ------------         ------------        ------------
  Net increase/(decrease)...................................     $  1,596,360         $         --        $         --
                                                                 ============         ============        ============
SERVICE CLASS SHARES:
  Sold......................................................     $  3,118,402         $         --        $         --
  Issued in exchange for Y Shares of Pacific Horizon Prime
    Fund (Note 8)...........................................          237,185                   --                  --
  Issued as reinvestment of dividends.......................            2,455                   --                  --
  Redeemed..................................................       (3,043,174)                  --                  --
                                                                 ------------         ------------        ------------
  Net increase/(decrease)...................................     $    314,868         $         --        $         --
                                                                 ============         ============        ============
  Total net increase/(decrease).............................     $ 19,806,952         $  2,678,152        $  2,796,684
                                                                 ============         ============        ============

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 through March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                MONEY MARKET RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999     PERIOD ENDED        PERIOD ENDED
                                                                 (UNAUDITED)       MARCH 31, 1999(a)   MAY 15, 1998(b)
                                                                 ---------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................     $ 3,427,333          $ 2,271,169         $ 188,673
  Issued as reinvestment of dividends.......................          11,396                5,977                --
  Redeemed..................................................      (2,946,676)          (1,800,552)         (247,701)
                                                                 -----------          -----------         ---------
  Net increase/(decrease)...................................     $   492,053          $   476,594         $ (59,028)
                                                                 ===========          ===========         =========
LIQUIDITY CLASS SHARES:
  Sold......................................................     $    93,415          $    38,821         $      --
  Issued as reinvestment of dividends.......................             113                   32                --
  Redeemed..................................................         (77,560)             (37,775)               --
                                                                 -----------          -----------         ---------
  Net increase/(decrease)...................................     $    15,968          $     1,078         $      --
                                                                 ===========          ===========         =========
ADVISER CLASS SHARES:
  Sold......................................................     $   132,193          $    83,156         $      --
  Issued as reinvestment of dividends.......................              91                   46                --
  Redeemed..................................................        (104,398)             (76,825)               --
                                                                 -----------          -----------         ---------
  Net increase/(decrease)...................................     $    27,886          $     6,377         $      --
                                                                 ===========          ===========         =========
MARKET CLASS SHARES:
  Sold......................................................     $   592,500          $ 1,771,500         $      --
  Issued as reinvestment of dividends.......................              --                   --                --
  Redeemed..................................................        (680,500)            (897,500)               --
                                                                 -----------          -----------         ---------
  Net increase/(decrease)...................................     $   (88,000)         $   874,000         $      --
                                                                 ===========          ===========         =========
DAILY CLASS SHARES:
  Sold......................................................     $     8,668          $        --         $      --
  Issued as reinvestment of dividends.......................              21                   --                --
  Redeemed..................................................          (3,907)                  --                --
                                                                 -----------          -----------         ---------
  Net increase/(decrease)...................................     $     4,782          $        --         $      --
                                                                 ===========          ===========         =========
SERVICE CLASS SHARES:
  Sold......................................................     $    21,000          $        --         $      --
  Issued as reinvestment of dividends.......................              --                   --                --
  Redeemed..................................................         (15,500)                  --                --
                                                                 -----------          -----------         ---------
  Net increase/(decrease)...................................     $     5,500          $        --         $      --
                                                                 ===========          ===========         =========
  Total net increase/(decrease).............................     $   458,189          $ 1,358,049         $ (59,028)
                                                                 ===========          ===========         =========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was May 15. The numbers reflected are for the period May 16, 1998 through March 31, 1999.

 (b) Represents financial information for the period December 1, 1997 to May 15, 1998 for the Emerald Prime Advantage Institutional Fund, which was organized into Money Market Reserves on May 22, 1998.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                  TREASURY RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999      PERIOD ENDED         YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 1999(a)    APRIL 30, 1998
                                                                 --------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................     $  4,328,446          $ 3,598,873        $ 1,816,628
 Issued in exchange for Institutional Shares of Emerald
   Treasury Advantage Fund (Note 8).........................               --              144,375                 --
 Issued in exchange for Horizon Shares of Pacific Horizon
   Treasury Fund (Note 8)...................................          513,598                   --                 --
 Issued as reinvestment of dividends........................           14,658               14,110              4,525
 Redeemed...................................................       (4,808,402)          (2,620,829)        (2,044,082)
                                                                 ------------          -----------        -----------
 Net increase/(decrease)....................................     $     48,300          $ 1,136,529        $  (222,929)
                                                                 ============          ===========        ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................     $    837,711          $ 2,173,677        $ 2,905,975
 Issued as reinvestment of dividends........................            2,923               10,916             10,849
 Redeemed...................................................         (886,894)          (2,623,599)        (2,254,978)
                                                                 ------------          -----------        -----------
 Net increase/(decrease)....................................     $    (46,260)         $  (439,006)       $   661,846
                                                                 ============          ===========        ===========
ADVISER CLASS SHARES:
 Sold.......................................................     $ 10,645,128          $ 2,611,240        $ 2,542,456
 Issued in exchange for Horizon Service Shares of Pacific
   Horizon Treasury Fund (Note 8)...........................        1,727,418                   --                 --
 Issued as reinvestment of dividends........................           18,880               10,096              9,722
 Redeemed...................................................      (11,160,012)          (2,499,169)        (2,483,674)
                                                                 ------------          -----------        -----------
 Net increase/(decrease)....................................     $  1,231,414          $   122,167        $    68,504
                                                                 ============          ===========        ===========
MARKET CLASS SHARES:
 Sold.......................................................     $  1,004,500          $ 1,773,805        $   903,800
 Issued as reinvestment of dividends........................               --                   --                 --
 Redeemed...................................................         (797,000)            (869,303)          (761,700)
                                                                 ------------          -----------        -----------
 Net increase/(decrease)....................................     $    207,500          $   904,502        $   142,100
                                                                 ============          ===========        ===========
DAILY CLASS SHARES:
 Sold.......................................................     $  5,791,912          $        --        $        --
 Issued in exchange for X Shares of Pacific Horizon Treasury
   Fund (Note 8)............................................          503,310                   --                 --
 Issued as reinvestment of dividends........................            7,347                   --                 --
 Redeemed...................................................       (5,654,685)                  --                 --
                                                                 ------------          -----------        -----------
 Net increase/(decrease)....................................     $    647,884          $        --        $        --
                                                                 ============          ===========        ===========
INVESTOR CLASS SHARES:
 Sold.......................................................     $    793,688          $        --        $        --
 Issued in exchange for Pacific Horizon Shares of Pacific
   Horizon Treasury Fund (Note 8)...........................          293,535                   --                 --
 Issued as reinvestment of dividends........................            2,220                   --                 --
 Redeemed...................................................         (773,121)                  --                 --
                                                                 ------------          -----------        -----------
 Net increase/(decrease)....................................     $    316,322          $        --        $        --
                                                                 ============          ===========        ===========
TRUST CLASS SHARES:
 Sold.......................................................     $  2,290,131          $        --        $        --
 Issued as reinvestment of dividends........................               --                   --                 --
 Redeemed...................................................       (1,747,007)                  --                 --
                                                                 ------------          -----------        -----------
 Net increase/(decrease)....................................     $    543,124          $        --        $        --
                                                                 ============          ===========        ===========
SERVICE CLASS SHARES:
 Sold.......................................................     $  1,029,751          $        --        $        --
 Issued in exchange for Y Shares of Pacific Horizon Treasury
   Fund (Note 8)............................................          106,210                   --                 --
 Issued as reinvestment of dividends........................              967                   --                 --
 Redeemed...................................................       (1,003,631)                  --                 --
                                                                 ------------          -----------        -----------
 Net increase/(decrease)....................................     $    133,297          $        --        $        --
                                                                 ============          ===========        ===========
 Total net increase/(decrease)..............................     $  3,081,581          $ 1,724,192        $   649,521
                                                                 ============          ===========        ===========

---------------

  * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 to March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                 GOVERNMENT RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999      PERIOD ENDED         YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 1999(a)    APRIL 30, 1998
                                                                 --------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
 Sold.......................................................      $  759,857           $ 1,223,748        $ 1,207,038
 Issued in exchange for Institutional Shares of Emerald
   Treasury Advantage Fund (Note 8).........................              --                    --                 --
 Issued in exchange for Horizon Shares of: (Note 8)
   Pacific Horizon Government Fund..........................         143,953                    --                 --
   Pacific Horizon Treasury Only Fund.......................          22,370                    --                 --
 Issued as reinvestment of dividends........................           5,001                 6,798              6,640
 Redeemed...................................................        (537,934)           (1,191,593)        (1,148,448)
                                                                  ----------           -----------        -----------
 Net increase/(decrease)....................................      $  393,247           $    38,953        $    65,230
                                                                  ==========           ===========        ===========
LIQUIDITY CLASS SHARES:
 Sold.......................................................      $  243,524           $   745,526        $   655,655
 Issued as reinvestment of dividends........................           1,207                 2,006              1,718
 Redeemed...................................................        (259,626)             (720,754)          (631,082)
                                                                  ----------           -----------        -----------
 Net increase/(decrease)....................................      $  (14,895)          $    26,778        $    26,291
                                                                  ==========           ===========        ===========
ADVISER CLASS SHARES:
 Sold.......................................................      $  791,691           $   747,826        $   392,891
 Issued in exchange for Horizon Service Shares of: (Note 8)
   Pacific Horizon Government Fund..........................         182,672                    --                 --
   Pacific Horizon Treasury Only Fund.......................         277,586                    --                 --
 Issued as reinvestment of dividends........................           5,735                 3,471              1,934
 Redeemed...................................................        (944,094)             (732,625)          (349,506)
                                                                  ----------           -----------        -----------
 Net increase/(decrease)....................................      $  313,590           $    18,672        $    45,319
                                                                  ==========           ===========        ===========
MARKET CLASS SHARES:
 Sold.......................................................      $  411,000           $   542,300        $   799,150
 Issued as reinvestment of dividends........................              --                    --                 --
 Redeemed...................................................        (384,500)             (482,800)          (743,150)
                                                                  ----------           -----------        -----------
 Net increase/(decrease)....................................      $   26,500           $    59,500        $    56,000
                                                                  ==========           ===========        ===========
DAILY CLASS SHARES:
 Sold.......................................................      $  252,750           $        --        $        --
 Issued as reinvestment of dividends........................             874                    --                 --
 Redeemed...................................................         (87,952)                   --                 --
                                                                  ----------           -----------        -----------
 Net increase/(decrease)....................................      $  165,672           $        --        $        --
                                                                  ==========           ===========        ===========
INVESTOR CLASS SHARES:
 Sold.......................................................      $  519,818           $        --        $        --
 Issued in exchange for Pacific Horizon Shares of: (Note 8)
   Pacific Horizon Government Fund..........................         145,185                    --                 --
   Pacific Horizon Treasury Only Fund.......................         123,908                    --                 --
 Issued as reinvestment of dividends........................           3,106                    --                 --
 Redeemed...................................................        (679,137)                   --                 --
                                                                  ----------           -----------        -----------
 Net increase/(decrease)....................................      $  112,880           $        --        $        --
                                                                  ==========           ===========        ===========
TRUST CLASS SHARES:
 Sold.......................................................      $  464,030           $        --        $        --
 Issued as reinvestment of dividends........................              --                    --                 --
 Redeemed...................................................        (342,637)                   --                 --
                                                                  ----------           -----------        -----------
 Net increase/(decrease)....................................      $  121,393           $        --        $        --
                                                                  ==========           ===========        ===========
SERVICE CLASS SHARES:
 Sold.......................................................      $    7,000           $        --        $        --
 Issued as reinvestment of dividends........................              --                    --                 --
 Redeemed...................................................          (5,000)                   --                 --
                                                                  ----------           -----------        -----------
 Net increase/(decrease)....................................      $    2,000           $        --        $        --
                                                                  ==========           ===========        ===========
 Total net increase/(decrease)..............................      $1,120,387           $   143,903        $   192,840
                                                                  ==========           ===========        ===========

---------------

  * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 to March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                                 MUNICIPAL RESERVES
                                                               SIX MONTHS ENDED
                                                              SEPTEMBER 30, 1999      PERIOD ENDED         YEAR ENDED
                                                                 (UNAUDITED)        MARCH 31, 1999(a)    APRIL 30, 1998
                                                              ---------------------------------------------------------
(IN THOUSANDS)
CAPITAL CLASS SHARES:
  Sold......................................................      $  460,570            $ 342,200          $ 344,665
  Issued in exchange for Horizon Shares of Pacific Horizon
    Tax Exempt Fund (Note 8)................................         328,296                   --                 --
  Issued as reinvestment of dividends.......................             714                  853                195
  Redeemed..................................................        (805,628)            (283,035)          (330,310)
                                                                  ----------            ---------          ---------
  Net increase/(decrease)...................................      $  (16,048)           $  60,018          $  14,550
                                                                  ==========            =========          =========
LIQUIDITY CLASS SHARES:
  Sold......................................................      $  259,406            $ 341,064          $ 702,167
  Issued as reinvestment of dividends.......................           1,227                1,447              1,606
  Redeemed..................................................        (189,014)            (327,192)          (705,376)
                                                                  ----------            ---------          ---------
  Net increase/(decrease)...................................      $   71,619            $  15,319          $  (1,603)
                                                                  ==========            =========          =========
ADVISER CLASS SHARES:
  Sold......................................................      $  196,235            $ 397,229          $ 275,459
  Issued in exchange for Horizon Service Shares of Pacific
    Horizon Tax Exempt Fund (Note 8)........................         217,928                   --                 --
  Issued as reinvestment of dividends.......................             947                1,302                875
  Redeemed..................................................        (371,762)            (373,032)          (253,694)
                                                                  ----------            ---------          ---------
  Net increase/(decrease)...................................      $   43,348            $  25,499          $  22,640
                                                                  ==========            =========          =========
MARKET CLASS SHARES:
  Sold......................................................      $  210,500            $ 246,570          $ 326,000
  Issued as reinvestment of dividends.......................              --                   --                 --
  Redeemed..................................................        (197,500)            (191,570)          (312,300)
                                                                  ----------            ---------          ---------
  Net increase/(decrease)...................................      $   13,000            $  55,000          $  13,700
                                                                  ==========            =========          =========
DAILY CLASS SHARES:
  Sold......................................................      $  469,584            $      --          $      --
  Issued in exchange for S Shares of Pacific Horizon Tax
    Exempt Fund (Note 8)....................................          57,381                   --                 --
  Issued as reinvestment of dividends.......................           1,236                   --                 --
  Redeemed..................................................        (187,621)                  --                 --
                                                                  ----------            ---------          ---------
  Net increase/(decrease)...................................      $  340,580            $      --          $      --
                                                                  ==========            =========          =========
INVESTOR CLASS SHARES:
  Sold......................................................      $  232,678            $      --          $      --
  Issued in exchange for Pacific Horizon Shares of Pacific
    Horizon Tax Exempt Fund (Note 8)........................         150,443                   --                 --
  Issued as reinvestment of dividends.......................             930                   --                 --
  Redeemed..................................................        (322,323)                  --                 --
                                                                  ----------            ---------          ---------
  Net increase/(decrease)...................................      $   61,728            $      --          $      --
                                                                  ==========            =========          =========
TRUST CLASS SHARES:
  Sold......................................................      $1,447,320            $      --          $      --
  Issued as reinvestment of dividends.......................              --                   --                 --
  Redeemed..................................................        (951,721)                  --                 --
                                                                  ----------            ---------          ---------
  Net increase/(decrease)...................................      $  495,599            $      --          $      --
                                                                  ==========            =========          =========
  Total net increase/(decrease).............................      $1,009,826            $ 155,836          $  49,287
                                                                  ==========            =========          =========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30. The numbers reflected are for the period May 1, 1998 to March 31, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                              CALIFORNIA TAX-EXEMPT RESERVES
                                                                 PERIOD ENDED
                                                              SEPTEMBER 30, 1999      PERIOD ENDED            YEAR ENDED
                                                                 (UNAUDITED)         MAY 14, 1999(a)     FEBRUARY 28, 1999(a)
                                                              ---------------------------------------------------------------
(IN THOUSANDS)
ADVISER CLASS SHARES:
  Sold......................................................     $ 1,558,372            $ 360,557            $ 1,819,932
  Issued as reinvestment of dividends.......................           2,347                1,134                  7,687
  Redeemed..................................................      (1,813,773)            (434,617)            (1,790,234)
                                                                 -----------            ---------            -----------
  Net increase/(decrease)...................................     $  (253,054)           $ (72,926)           $    37,385
                                                                 ===========            =========            ===========
DAILY CLASS SHARES:
  Sold......................................................     $ 1,352,355            $ 160,950            $   601,549
  Issued as reinvestment of dividends.......................           2,767                1,318                  6,656
  Redeemed..................................................      (1,088,922)            (165,023)              (444,175)
                                                                 -----------            ---------            -----------
  Net increase/(decrease)...................................     $   266,200            $  (2,755)           $   164,030
                                                                 ===========            =========            ===========
INVESTOR CLASS SHARES:
  Sold......................................................     $ 1,163,800            $ 484,932            $ 1,025,796
  Issued as reinvestment of dividends.......................           3,532                2,092                 15,042
  Redeemed..................................................      (1,325,265)            (523,636)            (1,099,335)
                                                                 -----------            ---------            -----------
  Net increase/(decrease)...................................     $  (157,933)           $ (36,612)           $   (58,497)
                                                                 ===========            =========            ===========
TRUST CLASS SHARES:
  Sold......................................................     $   627,237            $      --            $        --
  Issued as reinvestment of dividends.......................              --                   --                     --
  Redeemed..................................................        (268,826)                  --                     --
                                                                 -----------            ---------            -----------
  Net increase/(decrease)...................................     $   358,411            $      --            $        --
                                                                 ===========            =========            ===========
  Total net increase/(decrease).............................     $   213,624            $(112,293)           $   142,918
                                                                 ===========            =========            ===========

---------------

 * Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown above for such transactions.

 (a) Represents financial information for the Pacific Horizon California Tax-Exempt Money Market Fund, which was reorganized into California Tax-Exempt Reserves on May 14, 1999.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                     [This page intentionally left blank.]

NATIONS RESERVES MONEY MARKET FUNDS
  FINANCIAL HIGHLIGHTS
For a share outstanding throughout each period.

                                                                NET ASSET                        DIVIDENDS
                                                                  VALUE            NET            FROM NET
                                                                BEGINNING       INVESTMENT       INVESTMENT
                                                                OF PERIOD         INCOME           INCOME
                                                                -------------------------------------------
CASH RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0249          $(0.0249)
Period ended 3/31/1999(a)...................................       1.00           0.0484           (0.0484)
Year ended 4/30/1998........................................       1.00           0.0554           (0.0554)
Year ended 4/30/1997........................................       1.00           0.0531           (0.0531)
Year ended 4/30/1996........................................       1.00           0.0570           (0.0570)
Year ended 4/30/1995........................................       1.00           0.0480           (0.0480)
Year ended 4/30/1994........................................       1.00           0.0283           (0.0283)
LIQUIDITY CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0241          $(0.0241)
Period ended 3/31/1999(a)...................................       1.00           0.0470           (0.0470)
Year ended 4/30/1998........................................       1.00           0.0539           (0.0539)
Year ended 4/30/1997........................................       1.00           0.0516           (0.0516)
Year ended 4/30/1996........................................       1.00           0.0555           (0.0555)
Year ended 4/30/1995........................................       1.00           0.0471           (0.0471)
Year ended 4/30/1994........................................       1.00           0.0273           (0.0273)
ADVISER CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0236          $(0.0236)
Period ended 3/31/1999(a)...................................       1.00           0.0461           (0.0461)
Year ended 4/30/1998........................................       1.00           0.0529           (0.0529)
Year ended 4/30/1997........................................       1.00           0.0506           (0.0506)
Year ended 4/30/1996........................................       1.00           0.0545           (0.0545)
Period ended 4/30/1995*.....................................       1.00           0.0316           (0.0316)
MARKET CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0226          $(0.0226)
Period ended 3/31/1999(a)...................................       1.00           0.0447           (0.0447)
Year ended 4/30/1998........................................       1.00           0.0519           (0.0519)
Period ended 4/30/1997*.....................................       1.00           0.0493           (0.0493)
DAILY CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0206          $(0.0206)
INVESTOR CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0217          $(0.0217)
TRUST CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0184          $(0.0184)
SERVICE CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0170          $(0.0170)

---------------

  * Cash Reserves Adviser Class and Market Class Shares commenced operations on September 22, 1994 and May 3, 1996, respectively.

 ** Cash Reserves Daily Class, Investor Class, Trust Class and Service Class
    Shares commenced operations on April 12, 1999, April 12, 1999, May 17, 1999 and April 28, 1999, respectively.

 *** The effect of interest expense on the operating expense ratio was less than 0.01%.

 + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.
 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                        WITHOUT WAIVERS
                                                                        AND/OR EXPENSE
                                                                        REIMBURSEMENTS
                                                                        ---------------
                                          RATIO OF        RATIO OF         RATIO OF
                            NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                   END OF     EXPENSES TO     INCOME TO        EXPENSES TO
    VALUE         TOTAL       PERIOD     AVERAGE NET    AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++      (000)        ASSETS          ASSETS         NET ASSETS
---------------------------------------------------------------------------------------
    $1.00         2.51%     $8,362,651      0.20%+***(b)    4.98%+            0.28%+(b)
     1.00         4.95       4,379,430      0.20+(b)        5.24+             0.43+(b)
     1.00         5.70       3,051,559      0.20***         5.54              0.44
     1.00         5.44       1,684,233      0.20            5.32              0.45
     1.00         5.84         607,643      0.20            5.53              0.51
     1.00         4.91         134,064      0.29            4.96              0.52
     1.00         2.87         109,852      0.45            2.83              0.56
    $1.00         2.44%     $1,485,195      0.35%+***(b)    4.83%+            1.13%+(b)
     1.00         4.80       1,423,382      0.35+(b)        5.09+             1.28+(b)
     1.00         5.53       1,107,869      0.35***         5.39              1.29
     1.00         5.28         419,851      0.35            5.17              0.60
     1.00         5.70          35,477      0.35            5.38              0.66
     1.00         4.81               2      0.38            4.87              0.61
     1.00         2.77          69,786      0.55            2.74              0.65
    $1.00         2.38%     $3,953,567      0.45%+***(b)    4.73%+            0.53%+(b)
     1.00         4.71         870,170      0.45+(b)        4.99+             0.68+(b)
     1.00         5.43         672,417      0.45***         5.29              0.69
     1.00         5.19         247,551      0.45            5.07              0.70
     1.00         5.58         397,809      0.45            5.28              0.76
     1.00         3.20          47,682      0.54+           4.71+             0.77+
    $1.00         2.28%     $2,210,002      0.65%+***(b)    4.53%+            0.73%+(b)
     1.00         4.56       1,486,502      0.61+(b)        4.83+             0.88+(b)
     1.00         5.33         649,503      0.55***         5.19              0.89
     1.00         5.04         333,000      0.55+           4.97+             0.80+
    $1.00         2.07%     $7,177,268      0.80%+***(b)    4.38%+            0.88%+(b)
    $1.00         2.19%     $2,866,526      0.55%+***(b)    4.63%+            0.63%+(b)
    $1.00         1.85%     $1,596,360      0.30%+***(b)    4.88%+            0.38%+(b)
    $1.00         1.71%     $  314,869      1.20%+***(b)    3.98%+            1.28%+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                        DIVIDENDS
                                                                  VALUE            NET            FROM NET
                                                                BEGINNING       INVESTMENT       INVESTMENT
                                                                OF PERIOD         INCOME           INCOME
                                                                -------------------------------------------
MONEY MARKET RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0243          $(0.0243)
Period ended 3/31/1999*(a)..................................       1.00           0.0438           (0.0438)
Period ended 5/15/1998****..................................       1.00           0.0252           (0.0252)
Year ended 11/30/1997.......................................       1.00           0.0545           (0.0545)
Year ended 11/30/1996.......................................       1.00           0.0516           (0.0516)
Year ended 11/30/1995.......................................       1.00           0.0561           (0.0561)
Year ended 11/30/1994.......................................       1.00           0.0377           (0.0377)
LIQUIDITY CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0241          $(0.0241)
Period ended 3/31/1999**(a).................................       1.00           0.0281           (0.0281)
ADVISER CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0236          $(0.0236)
Period ended 3/31/1999**(a).................................       1.00           0.0344           (0.0344)
MARKET CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0226          $(0.0226)
Period ended 3/31/1999**(a).................................       1.00           0.0214           (0.0214)
DAILY CLASS SHARES
Period ended 9/30/1999***** (unaudited).....................      $1.00          $0.0090          $(0.0090)
SERVICE CLASS SHARES
Period ended 9/30/1999***** (unaudited).....................      $1.00          $0.0150          $(0.0150)

---------------

    * The financial information for the fiscal periods through May 15, 1998 reflect the financial information for the Emerald Prime Advantage Institutional Fund, which was reorganized into Capital Class Shares as of May 22, 1998.

   ** Money Market Reserves Liquidity Class, Adviser Class and Market Class
      Shares commenced operations on August 7, 1998, July 2, 1998 and October 9, 1998, respectively.

  *** The effect of interest expense on the operating expense ratio was less than 0.01%.

 **** For the period from December 1, 1997 through May 15, 1998.

 ***** Money Market Reserves Daily Class and Service Class Shares commenced operations on July 21, 1999 and May 18, 1999, respectively.

    + Annualized.

   ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

  (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

  (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                          WITHOUT WAIVERS
                                                                          AND/OR EXPENSE
                                                                          REIMBURSEMENTS
                                                                          ---------------
                                            RATIO OF        RATIO OF         RATIO OF
                            NET ASSETS      OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                   END OF       EXPENSES TO     INCOME TO        EXPENSES TO
    VALUE        TOTAL        PERIOD       AVERAGE NET    AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++       (000)         ASSETS          ASSETS         NET ASSETS
-----------------------------------------------------------------------------------------
    $1.00         2.51%     $1,087,535        0.20%+***(b)    4.99%+           0.32%+(b)
     1.00         4.47         595,482        0.20+(b)        4.87+            0.46+(b)
     1.00         2.55         118,880        0.20+           5.54+            0.27+
     1.00         5.58         177,908        0.20            5.45             0.28
     1.00         5.29         133,044        0.35            5.16             0.35
     1.00         5.76         131,089        0.40            5.60             0.46
     1.00         3.83         131,758        0.40            3.80             0.44
    $1.00         2.43%     $   17,046        0.35%+***(b)    4.84%+           1.17%+(b)
     1.00         2.87           1,078        0.35+(b)        4.72+            1.31+(b)
    $1.00         2.78%     $   34,262        0.45%+***(b)    4.74%+           0.57%+(b)
     1.00         3.46           6,377        0.45+(b)        4.62+            0.71+(b)
    $1.00         2.28%     $  785,994        0.65%+***(b)    4.54%+           0.77%+(b)
     1.00         2.14         873,993        0.65+(b)        4.42+            0.91+(b)
    $1.00         0.90%     $    4,783        0.80%+***(b)    4.39%+           0.92%+(b)
    $1.00         1.50%     $    5,500        1.20%+***(b)    3.99%+           1.32%+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                        DIVIDENDS
                                                                  VALUE            NET            FROM NET
                                                                BEGINNING       INVESTMENT       INVESTMENT
                                                                OF PERIOD         INCOME           INCOME
                                                                -------------------------------------------
TREASURY RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0238          $(0.0238)
Period ended 3/31/1999(a)...................................       1.00           0.0462           (0.0462)
Year ended 4/30/1998........................................       1.00           0.0541           (0.0541)
Year ended 4/30/1997........................................       1.00           0.0519           (0.0519)
Year ended 4/30/1996........................................       1.00           0.0556           (0.0556)
Year ended 4/30/1995........................................       1.00           0.0480           (0.0480)
Year ended 4/30/1994........................................       1.00           0.0298           (0.0298)
LIQUIDITY CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0231          $(0.0231)
Period ended 3/31/1999(a)...................................       1.00           0.0448           (0.0448)
Year ended 4/30/1998........................................       1.00           0.0526           (0.0526)
Year ended 4/30/1997........................................       1.00           0.0504           (0.0504)
Year ended 4/30/1996........................................       1.00           0.0541           (0.0541)
Year ended 4/30/1995........................................       1.00           0.0462           (0.0462)
Year ended 4/30/1994........................................       1.00           0.0263           (0.0263)
ADVISER CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0226          $(0.0226)
Period ended 3/31/1999(a)...................................       1.00           0.0439           (0.0439)
Year ended 4/30/1998........................................       1.00           0.0516           (0.0516)
Year ended 4/30/1997........................................       1.00           0.0494           (0.0494)
Year ended 4/30/1996........................................       1.00           0.0531           (0.0531)
Period ended 4/30/1995*.....................................       1.00           0.0308           (0.0308)
MARKET CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0216          $(0.0216)
Period ended 3/31/1999(a)...................................       1.00           0.0423           (0.0423)
Year ended 4/30/1998........................................       1.00           0.0505           (0.0505)
Period ended 4/30/1997*.....................................       1.00           0.0481           (0.0481)
DAILY CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0196          $(0.0196)
INVESTOR CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0208          $(0.0208)
TRUST CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0176          $(0.0176)
SERVICE CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0142          $(0.0142)

---------------

  * Treasury Reserves Adviser Class and Market Class Shares commenced operations on September 22, 1994 and May 3, 1996, respectively.

 ** Treasury Reserves Daily Class, Investor Class, Trust Class and Service Class
    Shares commenced operations on April 12, 1999, April 12, 1999, May 17, 1999 and May 17, 1999, respectively.

 *** The effect of interest expense on the operating expense ratio was less than 0.01%.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                          WITHOUT WAIVERS
                                                                          AND/OR EXPENSE
                                                                          REIMBURSEMENTS
                                                                          ---------------
                                            RATIO OF        RATIO OF         RATIO OF
                            NET ASSETS      OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                   END OF       EXPENSES TO     INCOME TO        EXPENSES TO
    VALUE        TOTAL        PERIOD       AVERAGE NET    AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++       (000)         ASSETS          ASSETS         NET ASSETS
-----------------------------------------------------------------------------------------
    $1.00         2.41%     $1,430,987        0.20%+***(b)    4.80%+           0.29%+(b)
     1.00         4.72       1,382,688        0.20+(b)        4.99+            0.45+(b)
     1.00         5.55         246,058        0.20            5.41             0.45
     1.00         5.30         468,975        0.20            5.20             0.46
     1.00         5.71         304,342        0.20            5.50             0.51
     1.00         4.91         251,694        0.20            4.79             0.50
     1.00         3.02         388,504        0.20            2.99             0.52
    $1.00         2.33%     $  258,127        0.35%+***(b)    4.65%+           1.14%+(b)
     1.00         4.58         304,387        0.35+(b)        4.84+            1.35+(b)
     1.00         5.38         743,410        0.35            5.26             1.35
     1.00         5.15          81,575        0.35            5.05             0.61
     1.00         5.57          11,804        0.35            5.35             0.66
     1.00         4.71             674        0.49            4.50             0.79
     1.00         2.67          14,227        0.55            2.67             0.87
    $1.00         2.28%     $1,576,321        0.45%+***(b)    4.55%+           0.54%+(b)
     1.00         4.48         344,906        0.45+(b)        4.74+            0.70+(b)
     1.00         5.28         222,760        0.45            5.16             0.70
     1.00         5.06         154,256        0.45            4.95             0.71
     1.00         5.45         175,691        0.45            5.25             0.76
     1.00         3.11          55,762        0.45+           4.54+            0.75+
    $1.00         2.18%     $1,377,432        0.65%+***(b)    4.35%+           0.74%+(b)
     1.00         4.31       1,169,932        0.62+(b)        4.57+            0.90+(b)
     1.00         5.18         265,495        0.55            5.06             0.90
     1.00         4.92         123,396        0.55+           4.85+            0.81+
    $1.00         1.97%     $  647,884        0.80%+***(b)    4.20%+           0.89%+(b)
    $1.00         2.09%     $  316,322        0.55%+***(b)    4.45%+           0.64%+(b)
    $1.00         1.77%     $  543,124        0.30%+***(b)    4.70%+           0.39%+(b)
    $1.00         1.43%     $  133,298        1.20%+***(b)    3.80%+           1.29%+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                        DIVIDENDS
                                                                  VALUE            NET            FROM NET
                                                                BEGINNING       INVESTMENT       INVESTMENT
                                                                OF PERIOD         INCOME           INCOME
                                                                -------------------------------------------
GOVERNMENT RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0239          $(0.0239)
Period ended 3/31/1999(a)...................................       1.00           0.0468           (0.0468)
Year ended 4/30/1998........................................       1.00           0.0543           (0.0543)
Year ended 4/30/1997........................................       1.00           0.0520           (0.0520)
Year ended 4/30/1996........................................       1.00           0.0556           (0.0556)
Year ended 4/30/1995........................................       1.00           0.0463           (0.0463)
Year ended 4/30/1994........................................       1.00           0.0278           (0.0278)
LIQUIDITY CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0232          $(0.0232)
Period ended 3/31/1999(a)...................................       1.00           0.0454           (0.0454)
Year ended 4/30/1998........................................       1.00           0.0528           (0.0528)
Year ended 4/30/1997........................................       1.00           0.0505           (0.0505)
Year ended 4/30/1996........................................       1.00           0.0537           (0.0537)
Year ended 4/30/1995........................................       1.00           0.0453           (0.0453)
Year ended 4/30/1994........................................       1.00           0.0268           (0.0268)
ADVISER CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0227          $(0.0227)
Period ended 3/31/1999(a)...................................       1.00           0.0445           (0.0445)
Year ended 4/30/1998........................................       1.00           0.0518           (0.0518)
Year ended 4/30/1997........................................       1.00           0.0495           (0.0495)
Year ended 4/30/1996........................................       1.00           0.0527           (0.0527)
Period ended 4/30/1995*.....................................       1.00           0.0299           (0.0299)
MARKET CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0217          $(0.0217)
Period ended 3/31/1999(a)...................................       1.00           0.0431           (0.0431)
Year ended 4/30/1998........................................       1.00           0.0508           (0.0508)
Period ended 4/30/1997*.....................................       1.00           0.0482           (0.0482)
DAILY CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0197          $(0.0197)
INVESTOR CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0208          $(0.0208)
TRUST CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0176          $(0.0176)
SERVICE CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0121          $(0.0121)

---------------

  * Government Reserves Adviser Class and Market Class Shares commenced operations on September 22, 1994 and May 3, 1996, respectively.

 ** Government Reserves Daily Class, Investor Class, Trust Class and Service
    Class Shares commenced operations on April 12, 1999, April 12, 1999, May 17, 1999 and June 8, 1999, respectively.

 *** The effect of interest expense on the operating expense ratio was less than 0.01%.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

 (b) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                       WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                       ---------------
                                         RATIO OF        RATIO OF         RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO        EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         NET ASSETS
--------------------------------------------------------------------------------------
    $1.00         2.42%     $622,807       0.20%+***(b)    4.80%+         0.30%+(b)
     1.00         4.78       229,561       0.20+(b)        5.05+          0.44+(b)
     1.00         5.57       190,607       0.20            5.43           0.45
     1.00         5.33       125,377       0.20(b)         5.22           0.49(b)
     1.00         5.71        58,121       0.20            5.48           0.53
     1.00         4.72             2       0.32            4.35           0.54
     1.00         2.82        10,819       0.45            2.78           0.51
    $1.00         2.34%     $ 44,657       0.35%+***(b)    4.65%+         1.15%+(b)
     1.00         4.63        59,551       0.35+(b)        4.90+          1.29+(b)
     1.00         5.40        32,773       0.35            5.28           1.30
     1.00         5.19         6,482       0.35(b)         5.07           0.64(b)
     1.00         5.51           129       0.35            5.33           0.68
     1.00         4.59             2       0.40            4.27           0.62
     1.00         2.71       259,836       0.55            2.68           0.61
    $1.00         2.29%     $402,426       0.45%+***(b)    4.55%+         0.55%+(b)
     1.00         4.54        88,836       0.45+(b)        4.80+          0.69+(b)
     1.00         5.30        70,164       0.45            5.18           0.70
     1.00         5.07        24,845       0.45(b)         4.97           0.74(b)
     1.00         5.39       108,168       0.45            5.23           0.78
     1.00         3.04        99,246       0.57+           4.10+          0.79+
    $1.00         2.19%     $360,500       0.65%+***(b)    4.35%+         0.75%+(b)
     1.00         4.39       334,000       0.61+(b)        4.64+          0.89+(b)
     1.00         5.20       274,499       0.55            5.08           0.90
     1.00         4.93       218,499       0.55+(b)        4.87+          0.84+(b)
    $1.00         1.98%     $165,672       0.80%+***(b)    4.20%+         0.90%+(b)
    $1.00         2.10%     $112,880       0.55%+***(b)    4.45%+         0.65%+(b)
    $1.00         1.78%     $121,393       0.30%+***(b)    4.70%+         0.40%+(b)
    $1.00         1.22%     $  2,000       1.20%+***(b)    3.80%+         1.30%+(b)

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                                NET ASSET                        DIVIDENDS
                                                                  VALUE            NET            FROM NET
                                                                BEGINNING       INVESTMENT       INVESTMENT
                                                                OF PERIOD         INCOME           INCOME
                                                                -------------------------------------------
MUNICIPAL RESERVES
CAPITAL CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0156          $(0.0156)
Period ended 3/31/1999(a)...................................       1.00           0.0292           (0.0292)
Year ended 4/30/1998........................................       1.00           0.0353           (0.0353)
Year ended 4/30/1997........................................       1.00           0.0337           (0.0337)
Year ended 4/30/1996........................................       1.00           0.0362           (0.0362)
Year ended 4/30/1995........................................       1.00           0.0313           (0.0313)
Year ended 4/30/1994........................................       1.00           0.0198           (0.0198)
LIQUIDITY CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0148          $(0.0148)
Period ended 3/31/1999(a)...................................       1.00           0.0278           (0.0278)
Year ended 4/30/1998........................................       1.00           0.0341           (0.0341)
Year ended 4/30/1997........................................       1.00           0.0323           (0.0323)
Year ended 4/30/1996........................................       1.00           0.0347           (0.0347)
Year ended 4/30/1995........................................       1.00           0.0304           (0.0304)
Year ended 4/30/1994........................................       1.00           0.0188           (0.0188)
ADVISER CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0143          $(0.0143)
Period ended 3/31/1999(a)...................................       1.00           0.0270           (0.0270)
Year ended 4/30/1998........................................       1.00           0.0332           (0.0332)
Year ended 4/30/1997........................................       1.00           0.0313           (0.0313)
Year ended 4/30/1996........................................       1.00           0.0337           (0.0337)
Period ended 4/30/1995*.....................................       1.00           0.0199           (0.0199)
MARKET CLASS SHARES
Six months ended 9/30/1999 (unaudited)......................      $1.00          $0.0133          $(0.0133)
Period ended 3/31/1999(a)...................................       1.00           0.0254           (0.0254)
Year ended 4/30/1998........................................       1.00           0.0318           (0.0318)
Period ended 4/30/1997*.....................................       1.00           0.0301           (0.0301)
DAILY CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0119          $(0.0119)
INVESTOR CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0131          $(0.0131)
TRUST CLASS SHARES
Period ended 9/30/1999** (unaudited)........................      $1.00          $0.0112          $(0.0112)

---------------

  * Municipal Reserves Adviser Class and Market Class Shares commenced operations on September 22, 1994 and May 3, 1996, respectively.

 ** Municipal Reserves Daily Class, Investor Class and Trust Class Shares commenced operations on April 12, 1999, April 12, 1999 and May 17, 1999, respectively.

 *** The effect of interest expense on the operating expense ratio was 0.02%

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) Fiscal year end changed to March 31. Prior to this, the fiscal year end was April 30.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                       WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                       ---------------
                                         RATIO OF        RATIO OF         RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO        EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         NET ASSETS
--------------------------------------------------------------------------------------
    $1.00         1.57%     $118,220       0.20%+          3.09%+           0.31%+
     1.00         2.96       134,268       0.20+           3.10+            0.48+
     1.00         3.61        74,251       0.20***         3.53             0.48
     1.00         3.44        59,701       0.20            3.38             0.52
     1.00         3.70        48,482       0.20            3.61             0.58
     1.00         3.19        32,353       0.23            3.36             0.59
     1.00         2.00        35,698       0.45            1.98             0.58
    $1.00         1.49%     $140,012       0.35%+          2.94%+           1.16%+
     1.00         2.81        68,393       0.35+           2.95+            1.33+
     1.00         3.43        53,074       0.35***         3.38             1.33
     1.00         3.29        54,677       0.35            3.23             0.67
     1.00         3.52         6,734       0.35            3.46             0.73
     1.00         3.09         2,591       0.33            3.26             0.69
     1.00         1.90        13,805       0.55            1.86             0.67
    $1.00         1.44%     $ 98,782       0.45%+          2.84%+           0.56%+
     1.00         2.73        55,434       0.45+           2.85+            0.73+
     1.00         3.34        29,936       0.45***         3.28             0.73
     1.00         3.19         7,296       0.45            3.13             0.77
     1.00         3.43        55,511       0.45            3.36             0.83
     1.00         2.02        64,123       0.48+           3.11+            0.84+
    $1.00         1.34%     $159,999       0.65%+          2.64%+           0.76%+
     1.00         2.57       146,999       0.61+           2.69+            0.93+
     1.00         3.24        92,000       0.55***         3.18             0.93
     1.00         3.06        78,300       0.55+           3.03+            0.87+
    $1.00         1.20%     $340,580       0.80%+          2.49%+           0.91%+
    $1.00         1.32%     $ 61,729       0.55%+          2.74%+           0.66%+
    $1.00         1.12%     $495,599       0.30%+          2.99%+           0.41%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

For a share outstanding throughout each period.

                                                              NET ASSET                         NET REALIZED        DIVIDENDS
                                                                VALUE            NET           AND UNREALIZED        FROM NET
                                                              BEGINNING       INVESTMENT       GAIN/(LOSS) ON       INVESTMENT
                                                              OF PERIOD         INCOME          INVESTMENTS           INCOME
                                                              ----------------------------------------------------------------
CALIFORNIA TAX-EXEMPT RESERVES
ADVISER CLASS SHARES*
Period ended 9/30/1999 (unaudited)........................      $1.00          $0.0129                  --           $(0.0129)
Period ended 5/14/1999....................................       1.00           0.0100                  --            (0.0100)
Year ended 2/28/1999......................................       1.00           0.0268                  --            (0.0268)
Year ended 2/28/1998......................................       1.00           0.0309                  --            (0.0309)
Year ended 2/28/1997......................................       1.00           0.0291                  --            (0.0291)
Year ended 2/29/1996......................................       1.00           0.0331            $ 0.0001            (0.0331)
Year ended 2/28/1995......................................       1.00           0.0256             (0.0001)           (0.0256)
DAILY CLASS SHARES*
Period ended 9/30/1999 (unaudited)........................      $1.00          $0.0112                  --           $(0.0112)
Period ended 5/14/1999....................................       1.00               --(b)               --                 --
Year ended 2/28/1999......................................       1.00           0.0238                  --            (0.0238)
Year ended 2/28/1998......................................       1.00           0.0279                  --            (0.0279)
Year ended 2/28/1997**....................................       1.00           0.0107                  --            (0.0107)
INVESTOR CLASS SHARES*
Period ended 9/30/1999 (unaudited)........................      $1.00          $0.0124                  --           $(0.0124)
Period ended 5/14/1999....................................       1.00           0.0100                  --            (0.0100)
Year ended 2/28/1999......................................       1.00           0.0261                  --            (0.0261)
Year ended 2/28/1998......................................       1.00           0.0302                  --            (0.0302)
Year ended 2/28/1997......................................       1.00           0.0284                  --            (0.0284)
Year ended 2/29/1996......................................       1.00           0.0324            $(0.0001)           (0.0324)
Year ended 2/28/1995......................................       1.00           0.0249             (0.0001)           (0.0249)
TRUST CLASS SHARES
Period ended 9/30/1999*** (unaudited).....................      $1.00          $0.0095                  --           $(0.0095)

---------------

  * The financial information for the fiscal periods through May 14, 1999 reflect the financial information for the Pacific Horizon California Tax-Exempt Money Market Fund's Horizon Service Shares, S Shares, X Shares and Pacific Horizon Shares, which were reorganized into the Adviser Class, Daily Class and Investor Class, Shares respectively, as of May 14, 1999.

 ** Period from October 2, 1996 (inception date) to February 29, 1997.

 *** California Tax-Exempt Reserves Trust Class Shares commenced operations on
     May 24, 1999.

  + Annualized.

 ++ Total return represents aggregate total return for the period indicated, assumes reinvestment of all distributions, and does not reflect the deduction of any applicable sales charges.

 (a) The effect of the custodial expense offset (Note 2) on the operating expense ratio, with and without waivers and/or expense reimbursements, was less than 0.01%.

 (b) Amount represents less than $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS

                                                                       WITHOUT WAIVERS
                                                                       AND/OR EXPENSE
                                                                       REIMBURSEMENTS
                                                                       ---------------
                                         RATIO OF        RATIO OF         RATIO OF
                           NET ASSETS    OPERATING    NET INVESTMENT      OPERATING
  NET ASSET                  END OF     EXPENSES TO     INCOME TO        EXPENSES TO
    VALUE        TOTAL       PERIOD     AVERAGE NET    AVERAGE NET         AVERAGE
END OF PERIOD   RETURN++     (000)        ASSETS          ASSETS         NET ASSETS
--------------------------------------------------------------------------------------
    $1.00         0.97%     $383,148       0.46%+          3.45%+           0.49%+
     1.00         0.52       636,000       0.50+           2.49+            0.52+
     1.00         2.71       709,000       0.49(a)         2.65             0.49(a)
     1.00         3.13       671,000       0.50(a)         3.06             0.50(a)
     1.00         2.95       472,000       0.50(a)         2.92             0.50(a)
     1.00         3.36       203,000       0.55(a)         3.43             0.55(a)
     1.00         2.59        88,000       0.55            2.50             0.55
    $1.00         0.84%     $599,817       0.81%+          3.10%+           0.84%+
     1.00         0.45       334,000       0.80+           2.21+            0.82+
     1.00         2.41       336,000       0.79(a)         2.35             0.79(a)
     1.00         2.83       172,000       0.80(a)         2.80             0.80(a)
     1.00         1.09        29,000       0.80+(a)        2.66+            0.80+(a)
    $1.00         0.94%     $344,510       0.56%+          3.35%+           0.59%+
     1.00         0.50       503,000       0.58+           2.43+            0.62+
     1.00         2.64       539,000       0.56(a)         2.61             0.59(a)
     1.00         3.06       598,000       0.57(a)         3.01             0.60(a)
     1.00         2.88       493,000       0.57(a)         2.83             0.60(a)
     1.00         3.29       528,000       0.62(a)         3.35             0.63(a)
     1.00         2.52       187,000       0.62            2.48             0.62
    $1.00         0.95%     $358,411       0.31%+          3.30%+           0.34%+

                       SEE NOTES TO FINANCIAL STATEMENTS.

NATIONS RESERVES MONEY MARKET FUNDS
  NOTES TO FINANCIAL STATEMENTS                                      (UNAUDITED)

Nations Reserves ("Reserves"), formerly known as Nations Institutional Reserves, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company. At September 30, 1999, Reserves offered sixteen separate portfolios. These financial statements pertain only to the six money market portfolios of Reserves: Nations Cash Reserves, Nations Money Market Reserves, Nations Treasury Reserves, Nations Government Reserves, Nations Municipal Reserves and Nations California Tax-Exempt Reserves (individually, a "Portfolio", and collectively, the "Portfolios"). Financial Statements for the other portfolios of Reserves are presented under separate cover. At September 30, 1999, the Portfolios offered eight classes of shares:
Capital Class Shares, Liquidity Class Shares, Adviser Class Shares, Market Class Shares, Daily Class Shares, Investor Class Shares, Trust Class Shares and Service Class Shares. Shareholders of a Portfolio have equal voting rights on matters affecting all shareholders of the Portfolio. In addition, each class of shares of a Portfolio has exclusive voting rights on matters that relate solely to that class and separate voting rights on matters in which the interests of one class differ from the interests of any other class.

1.  SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolios in the preparation of their financial statements.

Securities valuation: Securities are valued on the basis of amortized cost, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the effect of fluctuating interest rates on the market value of the instrument is not significant. Restricted securities and certain other assets are valued by the investment advisor under the supervision of the Board of Trustees.

Repurchase agreements: Each Portfolio may engage in repurchase agreement transactions. Under the terms of a typical repurchase agreement, the Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and date, thereby determining the yield during the Portfolio's holding period. This arrangement results in a fixed rate of return that is not subject to market fluctuations during the Portfolio's holding period. The value of the collateral is at least equal at all times to the total amount of the repurchase obligations, including interest. Generally, in the event of counterparty default, the Portfolio has the right to use the collateral to offset losses incurred. There would be a potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Portfolio seeks to assert its right. The Portfolios' investment advisor and sub-advisor, under the oversight of the Board of Trustees, monitor the value of collateral received as well as the creditworthiness of those banks and dealers with which the Portfolios enter into repurchase agreements to evaluate potential risks.

Reverse repurchase agreements: Nations Cash Reserves, Nations Treasury Reserves and Nations Government Reserves may enter into reverse repurchase agreements with institutions that the Portfolios' investment advisor and sub-advisor have determined are creditworthy. Under the terms of a typical reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it establishes a segregated account with its custodian bank in which it will maintain cash, U.S. Government securities or other appropriate liquid securities at least equal in value to the Portfolio's obligations arising under the reverse repurchase agreement. Reverse repurchase agreements involve the risk that the market value of the securities purchased with the proceeds from the sale of securities received by the Portfolio may decline below the price of the securities that the Portfolio is obligated to repurchase. Securities subject to repurchase under reverse repurchase agreements are designated in the Statements of net assets.

At September 30, 1999, Treasury Reserves had reverse repurchase agreements outstanding as follows:

Maturity Amount........................  $1,161,855,138
Maturity Date..........................        10/01/99
Market Value of Assets Sold Under
  Agreements...........................  $1,145,009,000

The average daily balance of Treasury Reserves' reverse repurchase agreements during the six months ended September 30, 1999 was $746,986,066. Cash Reserves

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

and Government Reserves did not enter into any reverse repurchase agreements during the six months ended September 30, 1999.

The proceeds received by Treasury Reserves under the reverse repurchase agreements were reinvested in a tri-party repurchase agreement. Net fees earned during the six months ended September 30, 1999, representing the difference between interest rates on the reverse repurchase and repurchase agreements, amounted to $379,718 and have been included in interest income in the Statements of operations.

Securities transactions and investment income: Securities transactions are accounted for on trade date. Realized gains and losses are computed based on the specific identification of securities sold. Interest income, adjusted for accretion of discounts and amortization of premiums calculated ratably, is earned from settlement date and recorded on an accrual basis. Dividend income is recorded on ex-dividend date. Each Portfolio's investment income and realized and unrealized gains and losses are allocated among its classes based upon the relative net assets of each class of shares.

Dividends and distributions to shareholders: It is the policy of each Portfolio to declare dividends from net investment income daily and to pay such dividends monthly. Each Portfolio will distribute net realized short-term capital gains annually after the fiscal year in which the capital gains were earned or more frequently to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions on a Portfolio level are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Federal income tax: Each Portfolio intends to continue to qualify as a regulated investment company by complying with the applicable requirements of the Internal Revenue Code of 1986, as amended, and by distributing substantially all of its earnings to its shareholders. Therefore, no provision is made for Federal income or excise taxes.

Expenses: General expenses of Reserves are allocated to the Portfolios based upon their relative net assets or other expense allocation methodologies determined by the nature of the expense in accordance with generally accepted accounting principles. Expenses directly attributable to a Portfolio or class of shares are charged to such Portfolio or class.

Cash flow information: Cash, as used in the Statement of cash flows, is the amount reported in the Statements of net assets and represents cash on hand at the Portfolio's custodian. Reserves issues and redeems shares, invests in securities, and distributes dividends from net investment income and net capital gains (which are either paid in cash or reinvested at the discretion of shareholders). These activities are reported in the Statements of changes in net assets. Information on cash payments is presented in the Statement of cash flows.

2. INVESTMENT ADVISORY FEE, SUB-ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

Reserves has entered into an investment advisory agreement (the "Investment Advisory Agreement") with Banc of America Advisors, Inc. ("BAAI") (formerly known as NationsBanc Advisors, Inc.), a wholly-owned subsidiary of Bank of America, N.A. ("Bank of America") (formerly known as NationsBank, N.A.), which in turn is a wholly-owned banking subsidiary of Bank of America Corporation, a bank holding company organized as a Delaware corporation, pursuant to which BAAI provides investment advisory services to the Portfolios. Under the Investment Advisory Agreement, BAAI is currently entitled to receive an advisory fee, calculated daily and payable monthly, at the maximum annual rate of 0.15% of each Portfolio's average daily net assets. Effective May 14, 1999, the maximum advisory fee payable by the Portfolios decreased by 0.15% of the Portfolios' average daily net assets. Prior to that date, the maximum advisory fee was 0.30% of the Portfolios' average daily net assets.

Reserves has entered into a sub-advisory agreement with BAAI and TradeStreet Investment Associates, Inc. ("TradeStreet"), a wholly-owned subsidiary of Bank of America, pursuant to which TradeStreet is entitled to receive a sub-advisory fee from BAAI at the maximum annual rate of 0.033% of each Portfolio's average daily net assets.

Stephens Inc. ("Stephens") and BAAI serve as co-administrators of Reserves. Under the co-administration agreements, Stephens and BAAI are entitled to receive a combined fee, computed daily and paid monthly, at the annual rate of 0.10% of each Portfolio's average daily net assets. The Bank of New York ("BNY") serves as sub-administrator of Reserves pursuant to an agreement with BAAI. For the six months ended September 30, 1999, Stephens earned $1,200,470 from the Portfolios for its co-administration services and BAAI waived all of its fees for co-administration services.

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

BAAI and/or the sub-advisor and Stephens may, from time to time, reduce their fees payable by each Portfolio. Effective August 1, 1999, BAAI and/or the sub-advisor and Stephens agreed to reimburse expenses and/or waive their fees until July 31, 2000 to the extent that total expenses (excluding shareholder servicing and distribution fees) exceed an annual rate of 0.20% of each Portfolio's average daily net assets. Prior to that date, BAAI and/or the sub-advisor and Stephens had voluntarily agreed to reimburse expenses and/or waive their fees to maintain these total expense limits.

BNY also serves as the custodian of Reserves' assets. For the six months ended September 30, 1999, expenses of the Portfolios were reduced by $32,314 under expense offset arrangements with BNY. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if they had not entered into such arrangements. The Municipal Reserves and California Tax Exempt Reserves do not participate in the expense offset arrangement.

First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corporation, serves as the transfer agent for the Portfolios' shares. Bank of America serves as the sub-transfer agent for the Capital Class Shares of the Portfolios. Stephens serves as distributor of the Portfolios' shares.

Effective July 1, 1999, the Board of Trustees of Reserves, along with the Boards of Trustees/Directors of the other open-end registered investment companies in the Nations Funds family, approved a new compensation structure for the unaffiliated Trustees/Directors. The new structure compensates the unaffiliated Trustees/Directors for their services to the open-end registered investment companies in the Nations Funds family as a whole, rather than to particular registered investment companies, or series or portfolios thereof. As of September 30, 1999, the open-end registered investment companies in the Nations Funds family were Nations Fund Trust, Nations Fund, Inc., Reserves, Nations Annuity Trust, Nations LifeGoal Funds, Inc. and Nations Master Investment Trust. Under the new structure, each unaffiliated Trustee/Director receives a base retainer fee from the open-end registered investment companies in the amount of $65,000 per year, in addition to $5,000 for each in-person meeting attended and $1,000 for each telephonic meeting attended. Each unaffiliated Trustee/Director will be compensated only for a maximum of six in-person meetings per calendar year. The Chairman of the Boards receives an additional fee of 20% of the base retainer fee and the Chairman of the Audit Committee receives an additional fee of 10% of the base retainer fee. The members of the Nominating Committee receive additional compensation at the rate of $1,000 per meeting attended. Each unaffiliated Trustee/Director is also reimbursed for expenses incurred in attending such meetings.

Prior to July 1, 1999, Reserves paid an unaffiliated Trustee an annual fee of $1,000 ($3,000 for the Chairman of the Board), plus $500 per Portfolio and an additional $1,000 for each in-person board meeting, and $500 for each telephonic board meeting attended. Reserves also reimbursed expenses incurred by each unaffiliated Trustee in attending such meetings.

Reserves' eligible Trustees may participate in non-qualified deferred compensation and retirement plans which may be terminated at any time. All benefits provided under these plans are unfunded and any payments to plan participants are paid solely out of the Portfolios' assets. Income earned on each plan participant's deferral account is tied to the rate of return of the eligible mutual funds selected by the participants or, if no funds are selected, to the rate of return of the Nations Treasury Fund, a portfolio of Nations Fund, Inc. The expense for the deferred compensation and retirement plans is included in "Trustees' fees and expenses" in the Statements of operations.

Certain other affiliated Nations Funds, advised by BAAI, have made daily investments of cash balances in Cash Reserves, pursuant to an exemptive order received from the Securities and Exchange Commission. At September 30, 1999, approximately 0.03% of the net assets of the Cash Reserves was held by other affiliated Nations Funds.

3.  SHAREHOLDER SERVICING AND DISTRIBUTION PLANS

Reserves has adopted distribution plans pursuant to Rule 12b-1 under the 1940 Act for the Liquidity Class Shares ("Liquidity Class Shares Plan"), the Market Class Shares ("Market Class Shares Plan"), Daily Class Shares ("Daily Class Shares Plan"), Investor Class Shares ("Investor Class Shares Plan") and the Service Class Shares ("Service Class Shares Plan") of the Portfolios. Under the Liquidity Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Portfolios. Under the Market Class Shares Plan, Reserves may compensate or reimburse Stephens for distribution activities or expenses up to 0.20% of the average daily net assets of the Market Class

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

Shares of the Portfolios. Under the Daily Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.35% of the average daily net assets of the Daily Class Shares of the Portfolios. Under the Investor Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.10% of the average daily net assets of the Investor Class Shares of the Portfolios. Under the Service Class Shares Plan, Reserves may reimburse Stephens for actual expenses incurred by Stephens in connection with its distribution efforts up to 0.75% of the average daily net assets of the Service Class Shares of the Portfolios. Currently, Reserves is not reimbursing Stephens for distribution expenses for Liquidity Class Shares. Unreimbursed expenses incurred by Stephens in a given year may not be recovered by Stephens in subsequent years.

In addition, the Liquidity Class Shares Plan permits Reserves to pay Stephens an annual fee of up to 0.30% of the average daily net assets of the Liquidity Class Shares of the Cash Reserves, Money Market Reserves, Government Reserves and Municipal Reserves and 0.35% of the average daily net assets of Treasury Reserves. Stephens may use this fee to compensate certain financial institutions, with which it has entered into servicing and/or distribution agreements, that provide administrative and/or distribution services to Liquidity Class shareholders. Currently, Reserves is not compensating Stephens for providing such services.

Reserves also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity, Adviser, Market, Daily, Investor and Service Class Shares of the Portfolios. Under the Servicing Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with Reserves for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Servicing Plans will not exceed 0.25%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Portfolio directly to the applicable class.

Reserves also has adopted shareholder administration plans ("Administration Plans") for the Trust Class Shares of the Portfolios. Under the Administration Plans, a Portfolio may pay servicing agents that have entered into a shareholder servicing agreement with Reserves for certain shareholder support services that are provided by the servicing agents to holders of the classes' shares. Payments under the Administration Plans will not exceed 0.10%, on an annualized basis, of the average daily net assets of the classes' shares and are charged as expenses of each Portfolio directly to the applicable class.

At September 30, 1999, the rates in effect, as a percentage of average daily net assets, were as follows:

                                       CURRENT    PLAN
                                        RATE      LIMIT
-------------------------------------------------------
DISTRIBUTION PLAN:
Liquidity Class:
  Treasury Reserves..................   0.00%     0.65%
  Other Funds........................   0.00%     0.60%
 Market Class........................   0.20%     0.20%
 Daily Class.........................   0.35%     0.35%
 Investor Class......................   0.10%     0.10%
 Service Class.......................   0.75%     0.75%
SHAREHOLDER SERVICING PLAN:
 Liquidity Class.....................   0.15%     0.25%
 Adviser, Market, Daily, Investor,
   and Service.......................   0.25%     0.25%
SHAREHOLDER ADMINISTRATION PLAN:
 Trust Class.........................   0.10%     0.10%

A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of Bank of America and BAAI.

4.  SHARES OF BENEFICIAL INTEREST

At September 30, 1999, an unlimited number of shares of beneficial interest without par value was authorized for Reserves. Reserves' Declaration of Trust authorizes the Board of Trustees to classify or reclassify any authorized, but unissued shares into one or more additional classes or series of shares. See Schedules of capital stock activity.

5.  RESTRICTED SECURITIES

Certain securities may be subject to legal restrictions and may be difficult to sell. No Portfolio will invest more than 10% of the value of its net assets in securities that are considered illiquid.

The following securities are considered both illiquid and restricted as to resale. Accordingly, they are valued at fair value in good faith by the investment advisor under the direction of the Board of Trustees, taking into consideration such factors as the Board deems appropriate.

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

CASH RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/99     PER UNIT    9/30/99       ASSETS       9/30/99
SECURITY                                        DATE          (000)      9/30/99      (000)       9/30/99        (000)
-------------------------------------------------------------------------------------------------------------------------
Commonwealth Life Insurance Company,
5.550% 10/01/99+...........................    3/05/99      $ 75,000      $1.00      $ 75,000       0.3%        $ 75,000
First Allmerica Financial Life Insurance
  Company:
  5.631% 12/22/99+.........................    8/25/99        50,000       1.00        50,000       0.2           50,000
  5.630% 11/15/99..........................    8/15/99        50,000       1.00        50,000       0.2           50,000
  5.543% 10/01/99+.........................    9/22/99        50,000       1.00        50,000       0.2           50,000
Jackson National Life Insurance Company:
  5.100% 10/01/99+.........................    9/01/99        50,000       1.00        50,000       0.2           50,000
  5.600% 12/14/99+.........................    9/14/99        50,000       1.00        50,000       0.2           50,000
Peoples Security Life Insurance Company,
  5.430% 10/01/99+.........................    5/09/99        25,000       1.00        25,000       0.1           25,000
SMM Trust, Series 1999-B:
  5.570% 12/05/99+.........................    3/04/99        50,000       1.00        50,000       0.2           50,000
  5.449% 03/15/00..........................    3/02/99       100,000       1.00       100,000       0.4          100,000
SMM Trust, Series 1999-I,
  5.493% 11/26/99+.........................    5/28/99        75,000       1.00        75,000       0.3           75,000

---------------

+ Reset date

MONEY MARKET RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/99     PER UNIT    9/30/99       ASSETS       9/30/99
SECURITY                                        DATE          (000)      9/30/99      (000)       9/30/99        (000)
-------------------------------------------------------------------------------------------------------------------------
SMM Trust Series 1999-E,
5.323% 10/06/99............................    5/21/99      $ 50,000      $1.00      $ 50,000       0.2%        $ 50,000

TREASURY RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/99     PER UNIT    9/30/99       ASSETS       9/30/99
SECURITY                                        DATE          (000)      9/30/99      (000)       9/30/99        (000)
-------------------------------------------------------------------------------------------------------------------------
Repurchase Agreement with Goldman Sachs and
  Company,
  5.500% 02/02/00..........................     8/6/99      $280,000      $1.00      $280,000       4.5%        $280,000

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

MUNICIPAL RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/99     PER UNIT    9/30/99       ASSETS       9/30/99
SECURITY                                        DATE          (000)      9/30/99      (000)       9/30/99        (000)
-------------------------------------------------------------------------------------------------------------------------
Alaska State Housing Finance Corporation,
  Housing Revenue, Series 1998, P-Floats
  PA-332,
  3.850% 12/01/19..........................    7/06/98      $  9,995      $1.00      $  9,995       0.7%        $  9,995
Bristol, Tennessee, Health and Education
Facilities, Revenue, Series 1995A,
3.850% 03/01/14............................    5/18/98         8,500       1.00         8,500       0.6            8,500
Florida State Turnpike Authority, Turnpike
  Revenue, Series 1999-1, 3.870%
  07/01/19.................................    2/18/99        20,000       1.00        20,000       1.4           20,000
Intermountain Power Agency, Utah, Power
  Supply Revenue, Series 1996,
  3.850% 07/01/03..........................    5/18/98         9,900       1.00         9,900       0.7            9,900

CALIFORNIA TAX-EXEMPT RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/99     PER UNIT    9/30/99       ASSETS       9/30/99
SECURITY                                        DATE          (000)      9/30/99      (000)       9/30/99        (000)
-------------------------------------------------------------------------------------------------------------------------
California Statewide Communities
  Development Authority, Lease Revenue,
  Floating Rate Receipts, Series
  1999-PA457,
  3.650% 10/01/33..........................    6/04/99      $  1,000      $1.00      $  1,000       0.1%        $  1,000
California Statewide Communities
Development Authority, Special Facilities
Revenue, Series 1999,
3.650% 10/01/34............................    3/08/99        25,940       1.00        25,940       1.5           25,940
California, GO,
  3.150% 04/01/04..........................    4/15/99        15,100       1.00        15,100       0.9           15,100

The following security is restricted as to resale. However, it is considered liquid due to the put feature which allows the Portfolio to put the security back to the issuer at par value within seven calendar days.

CASH RESERVES

                                                                                       FAIR      PERCENTAGE    HISTORICAL
                                                            PAR VALUE     VALUE       VALUE        OF NET         COST
                                             ACQUISITION     9/30/99     PER UNIT    9/30/99       ASSETS       9/30/99
SECURITY                                        DATE          (000)      9/30/99      (000)       9/30/99        (000)
-------------------------------------------------------------------------------------------------------------------------
New York Life Insurance Company,
  5.379% 10/01/99+.........................   11/10/98      $100,000      $1.00      $100,000       0.4%        $100,000

---------------

+ Reset date

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

6.  LINE OF CREDIT

Reserves participates in an uncommitted line of credit provided by BNY under a line of credit agreement (the "Agreement"). Advances under the Agreement may be made for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest on borrowings is payable at a specified Federal Funds rate plus 0.50% on an annualized basis. Each participating Portfolio maintains a ratio of no less than 4 to 1 net assets (not including funds borrowed pursuant to the Agreement) to aggregate amount of indebtedness pursuant to the Agreement.

For the six months ended September 30, 1999, borrowings by the Portfolios under the Agreement were as follows:

                                  AVERAGE
                                  AMOUNT      AVERAGE
                                OUTSTANDING   INTEREST
FUND                               (000)        RATE
------------------------------------------------------
Cash Reserves.................    $2,832        5.54%
Money Market Reserves.........       380        5.62
Treasury Reserves.............        89        5.81
Government Reserves...........        57        5.71

The average amount outstanding was calculated based on daily balances in the period.

7.  CAPITAL LOSS CARRYFORWARD

At March 31, 1999, the Portfolios had available for Federal income tax purposes the following unused capital losses expiring March 31:

                                                   2001     2002     2003     2004     2005     2006     2007
                                                   (000)    (000)    (000)    (000)    (000)    (000)    (000)
                                                   -----------------------------------------------------------
Cash Reserves....................................    --      --       --        --       --       --      $17
Money Market Reserves............................   $13      --       --        --       --       --       --
Treasury Reserves................................    --      $9       $3       $39      $45      $26        2
Municipal Reserves...............................    --      --        1        --       --       --        1

8.  REORGANIZATIONS

On May 15, 1998, Treasury Reserves (the "Acquiring Fund"), acquired the assets and certain liabilities of the Emerald Treasury Advantage Institutional Fund (the "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The value of shares issued by the Acquiring Fund is presented in the Schedules of capital stock activity. Net assets as of the reorganization date of the Acquired Fund and Acquiring Fund prior to acquisition, and the Acquiring Fund immediately after acquisition, were $144,375,000, $1,630,778,000 and $1,775,153,000, respectively.

On May 22, 1998, Money Market Reserves, a newly established Portfolio, acquired the assets and certain liabilities of the Emerald Prime Advantage Institutional Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of Money Market Reserves in an amount equal to the value of the outstanding shares of the Emerald Prime Advantage Institutional Fund. The financial statements of Money Market Reserves reflect the historical financial results of the Emerald Prime Advantage Institutional Fund prior to the reorganization. Additionally, the fiscal year end of the Emerald Prime Advantage Institutional Fund for financial reporting purposes was changed to coincide with that of the Trust.

NATIONS RESERVES MONEY MARKET FUNDS

  NOTES TO FINANCIAL STATEMENTS (CONTINUED)                          (UNAUDITED)

ACQUISITION OF THE PACIFIC HORIZON FUNDS

On May 14, 1999, certain Funds, as listed below (each an "Acquiring Fund"), acquired the assets and liabilities of The Pacific Horizon Funds, also listed below (each an "Acquired Fund"), in a tax-free reorganization in exchange for shares of the Acquiring Fund, pursuant to a plan of reorganization approved by the Acquired Fund's shareholders. The number and value of shares issued by the Acquiring Fund are presented in the Schedules of capital stock activity. Net assets and unrealized appreciation as of the reorganization date were as follows:

                                                                                                     TOTAL NET ASSETS OF
                                                       TOTAL NET ASSETS OF    TOTAL NET ASSETS OF      ACQUIRING FUND
                                                          ACQUIRED FUND         ACQUIRING FUND        AFTER ACQUISITION
ACQUIRING FUND                   ACQUIRED FUND                (000)                  (000)                  (000)
------------------------------------------------------------------------------------------------------------------------
Cash Reserves                    Pacific Horizon
                                 Prime Fund                $13,963,107            $9,973,944             $23,937,051
Treasury Reserves                Pacific Horizon
                                 Treasury Fund               3,144,071             2,533,049               5,677,120
Government Reserves              Pacific Horizon
                                 Government Fund               471,810               759,789               1,231,599
Government Reserves              Pacific Horizon
                                 Treasury Only Fund            423,864               759,789               1,183,653
Municipal Reserves               Pacific Horizon
                                 Tax
                                 Exempt Fund                   754,048               380,361               1,134,409

On May 21, 1999, California Tax-Exempt Reserves, a newly established portfolio ("Acquiring Fund"), acquired the assets and liabilities of the Pacific Horizon California Tax-Exempt Money Market Fund pursuant to a plan of reorganization approved by its shareholders. The acquisition was accomplished by a tax-free exchange of shares of Acquiring Fund in an amount equal to the outstanding shares of the Pacific Horizon California Tax-Exempt Money Market Fund. The financial statements of the Acquiring Fund reflect the historical financial results of the Pacific Horizon California Tax-Exempt Money Market Fund prior to the reorganization.

PACIFIC HORIZON FUND         CORRESPONDING RESERVES
SHARE CLASS                  SHARE CLASS
-------------------------    -------------------------
California Tax-Exempt        Nations California Tax
Money Market                 Exempt Reserves
  Horizon Service Shares     Advisor Class
  Pacific Horizon Shares     Investor Class
  S Shares                   Daily Class
  X Shares                   Daily Class

                              P.O. Box 34602
                              Charlotte, NC  28234-4602
                              Toll free 1.800.626.2275 (Institutional Investors) Toll free 1.800.321.7854 (Individual Investors)


Nations Funds








SAR8 CM991391 (9/99)